As filed with the Securities and Exchange Commission on October 13, 2023

1933 ACT REGISTRATION NO. 333-170345

1940 ACT REGISTRATION NO. 811-21988

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 24

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Post-Effective Amendment No. 110

(CHECK APPROPRIATE BOX OR BOXES)

PRIAC VARIABLE CONTRACT ACCOUNT A

(Exact Name of Registrant)

EMPOWER ANNUITY INSURANCE COMPANY

(Name of Depositor)

280 Trumbull Street

Hartford, Connecticut 06103

(860) 534-2000

(Address and telephone number of Depositor’s principal executive offices)

Michele Drummey

Assistant General Counsel

Empower Annuity Insurance Company

280 Trumbull Street

Hartford, Connecticut 06103

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b) of Rule 485 on May 1, 2023 pursuant to paragraph (b) of Rule 485

   x   60 days after filing pursuant to paragraph (a) of Rule 485 on May 1, 2023 pursuant to paragraph (a) of Rule 485

The prospectuses dated May 1, 2023 for the Empower Retirement Security Annuity III and the Empower Retirement Security Annuity VII are unaffected by this filing.

EMPOWER RETIREMENT SECURITY ANNUITY IX PROSPECTUS: MM/DD, 2023

This prospectus describes the Empower Retirement Security Annuity IX, a flexible premium deferred annuity (the “Annuity” or “Contract”) offered by Empower Annuity Insurance Company (“Empower,” the “Company,” “we,” “our,” or “us”) and the PRIAC Variable Contract Account A. Depending on the state you live in, the Contract may be offered as an individual annuity contract or as an interest in a group annuity. When offered as an interest in a group annuity, “Contract” or “Annuity” also means any certificate providing rights and benefits to a person to whom the certificate is issued. Your rights and benefits do not vary based on the form of the Contract; in other words, your rights do not vary whether you have an individual annuity contract or a certificate under a group annuity. The Contract or certain of its investment options or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and regulations.

The Contract is sold by Empower exclusively to fund Individual Retirement Accounts within the meaning of Section 408(a) (“IRA”) and Section 408A (“Roth IRA”) of the Internal Revenue Code of 1986, as amended (the “Code”), that are for the benefit of individuals electing a direct rollover from Retirement Plans funded with a Empower group annuity that provides for the transfer to this Contract of the IncomeFlex Target guaranteed minimum withdrawal benefit the Participant has under the Retirement Plan. We may require the custodian of the IRA(s) be our designated affiliate. If you transfer assets to both an IRA and Roth IRA under this Contract, your Retirement Plan guaranteed values will be divided and proportionally reduced among the IRA and Roth IRA. You will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately. If you have more than one Retirement Plan IncomeFlex Target Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Target Benefits.

If you are a new investor in the Contract, you may cancel your Contract within 10 days (or longer in some states) of receiving it without paying fees or penalties. Upon cancellation, you will receive either a full refund of your Purchase Payments or your total Contract Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

PLEASE READ THIS PROSPECTUS

This prospectus describes important features of the Contract and what you should consider before purchasing it. Please read this prospectus before purchasing the Contract and keep it for future reference. The current prospectuses for the underlying mutual fund portfolios contain important information about the mutual funds. When you invest in a Variable Investment Option, you should read the underlying mutual fund prospectus and keep it for future reference.

In compliance with United States law, Empower will deliver this prospectus to Contract Owners that currently reside outside the United States.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

FOR FURTHER INFORMATION CALL (877) 778-2100 OR VISIT: WWW.PRUDENTIAL.COM

Prospectus Dated: MM/DD, 2023

Statement of Additional Information Dated: MM/DD, 2023

GLOSSARY

We have tried to make this prospectus as easy to read and understand as possible. By the nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. Certain terms within this prospectus are described within the text where they appear. Not all of the descriptions of those terms are repeated in this Glossary of terms. The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information (“SAI”).

Accumulation Phase: The period that begins with the Contract Date and ends on your Annuity Date, or earlier, if the Contract is terminated through a full withdrawal or payment of a Death Benefit.

Accumulation Unit and Accumulation Unit Value: We credit you with Accumulation Units for each Sub-account in which you invest. The value of these Accumulation Units (the “Accumulation Unit Value”) may change each Business Day to reflect the investment results of the Sub-accounts, as well as the Base Contract Expenses. The number of Accumulation Units credited to you in any Sub-account is determined by dividing the amount of each Purchase Payment made by you to that Sub-account by the applicable Accumulation Unit Value for the Business Day on which the Purchase Payment is credited. We will reduce the number of Accumulation Units credited to you under any Sub-account by the number of Accumulation Units canceled as a result of any transfer or withdrawal by you from that Sub-account.

Annual Guaranteed Withdrawal Amount: Under the terms of the IncomeFlex Target Benefit, an amount that you may withdraw each Withdrawal Period as long as you live (if the optional Spousal Benefit is elected, then until the last to die of the Participant and your spouse). The Annual Guaranteed Withdrawal Amount is set initially as a percentage of the Income Base, but will be adjusted to reflect subsequent Purchase Payments, Excess Withdrawals and any Step-Up. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan, the initial Annual Guaranteed Withdrawal Amount for this Annuity will be the Retirement Plan Annual Guaranteed Withdrawal Amount. We may refer to this amount as the “Lifetime Annual Withdrawal Amount” in materials other than this prospectus.

Annuitant: The person whose life determines the amount of Annuity Payments that will be paid.

Annuity Date: The date you elect to begin Annuity Payments (annuitization).

Annuity Option: An option under the Contract that defines the frequency and duration of Annuity Payments. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization)”

Annuity Payment: Each payment made on or after your Annuity Date in accordance with the Annuity Option you select. Annuity Payments are not considered to be withdrawals for any purposes, including withdrawals under the IncomeFlex Target Benefit. For more information about guaranteed withdrawals, see “Withdrawals Under The IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?”

Annuity Phase: The period that begins with the Annuity Date and ends when there are no further Annuity Payments due under the Annuity Option you select.

Beneficiary: The person(s) or entity you have chosen to receive the Death Benefit.

Birthday: Each anniversary of the Participant’s date of birth. If this date is not a Business Day, then the Birthday will be the last Business Day immediately preceding the anniversary of the Participant’s date of birth.

Business Day: A day on which the New York Stock Exchange is open for business. A Business Day ends as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). Our Business Day may close earlier than 4:00 p.m. Eastern Time if regular trading on the New York Stock Exchange closes early.

Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Contract Date: The date we accept your initial Purchase Payment and all necessary paperwork in Good Order at the Empower Care Center. Contract anniversaries are measured from the Contract Date. A Contract year starts on the Contract Date or on a Contract anniversary.

Contract Owner, Owner or You: The person entitled to the ownership rights under the Contract. With an annuity issued as a certificate under a group annuity contract, the person to whom the certificate is issued evidencing his or her rights and benefits in the certificate.

Contract Value: The total value of your Contract, equal to the sum of the value of your investment in the investment option. Your Contract Value will go up or down based on the performance of the investment option, as well as contributions or withdrawals to the investment option. This applies in both the Accumulation Phase and Withdrawal Period.

Contribution Source: Refers to whether assets are Roth or Non-Roth Contributions.

Conversion: The transfer of funds between an IRA and Roth IRA under this Annuity. Conversions are allowed under this Annuity as permitted by the Code.

Death Benefit: If a Death Benefit is payable, the Beneficiary you designate will receive the Contract Value. See Section 3, “What Are The Benefits Available Under The Contract?”

Empower Care Center: Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. The phone number is (877) 778-2100. Prudential’s website is www.prudential.com. For items required to be sent to the Empower Care Center, your correspondence is not considered received by us until it is received at the Empower Care Center. Where this prospectus refers to the day when we receive a transaction request, we mean the day on which the transaction arrives in Good Order at the Empower Care Center, or via the appropriate telephone number, fax number or website if the item is a type we accept by those means. There are two main exceptions: if the item is received at the Empower Care Center (1) on a day that is not a Business Day or (2) after the close of a Business Day. In each such instance, a transaction received in Good Order will be deemed received on the next Business Day.

Excess Withdrawal: Any withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount. Each Excess Withdrawal reduces your Income Base and thus your Annual Guaranteed Withdrawal Amount in the same proportion as the Contract Value was reduced by the Excess Withdrawal. See Section 3, “What Are The Benefits Available Under The Contract?”

Good Order: Sufficiently clear instruction received by the Empower Care Center on a Business Day before the close of business which utilizes the applicable forms, and reflects the necessary signatures and dates required to ensure there is no need to exercise any discretion to follow such instruction. Good Order requires receipt of confirmation and all necessary information to ensure the instruction is permitted under and in compliance with the applicable retirement arrangement. Instructions that are not in Good Order will be effective on the Business Day that Good Order is determined. Instructions received on a day that is not a Business Day or after the close of a Business Day will be deemed to have been received on the next Business Day.

Guaranteed Withdrawal Percentage: The percentage of the Income Base used to determine the Annual Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Percentage applied at the Lock-In Date is used for purposes of determining your Status when transferring funds among the IRA and Roth IRA. See Section 3, “What Are The Benefits Available Under The Contract?”

Highest Birthday Value: For purposes of determining the Income Base, the initial Highest Birthday Value is the adjusted Retirement Plan Highest Birthday Value on the Contract Date, and thereafter the greater of (a) the initial Highest Birthday Value, and (b) the highest Contract Value attained on each Birthday, until the Lock-In Date. This value is adjusted for withdrawals and subsequent Purchase Payments. See Section 3, “What Are The Benefits Available Under The Contract?”

Income Base: The Income Base is used to determine the Annual Guaranteed Withdrawal Amount. Your Income Base is equal to the greater of: (a) the Highest Birthday Value or (b) the Contract Value when you lock in your Annual Guaranteed Withdrawal Amount (that is, the Contract Value on the Business Day prior to the Lock-In Date). Thereafter, the Income Base may increase or decrease, resulting from additional Purchase Payments, Excess Withdrawals and/or Step-Up Amounts. Prior to the Lock-In Date, it equals your Highest Birthday Value and is only determined for reference purposes.

IncomeFlex Target Benefit: A standard feature of the Contract that guarantees your ability to withdraw a percentage of an initial notional value called the Income Base for your life if certain conditions are satisfied. A charge for this guarantee is deducted from the value of your investment option.

Individual Retirement Account (“IRA”): A tax qualified individual retirement account within the meaning of Section 408(a) of the Code, which is invested in the Variable Investment Option used to provide our guarantees under this Contract. Such IRA is subject to eligibility requirements, contribution limits and other tax particulars as specified in the Code. We may require that the custodian of the IRA funded by the Annuity be our designated affiliate. This Contract is issued as a nonqualified annuity. In order for it to be used for an IRA, the Contract must be issued to a custodial account established as an IRA.

Lock-In Date: The date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity. You must attain age 55 to select a Lock-In Date (both you and your spouse must attain age 55 to select a Lock- In Date for the Spousal Benefit).

Non-Roth Contributions: Pre-tax and post-tax deferrals and contributions made under your Retirement Plan, other than Roth Contributions.

Participant: A Participant in a Retirement Plan with the IncomeFlex Target Benefit who has or had a Retirement Plan Withdrawal Benefit that is transferred to this Annuity pursuant to a contractual conversion privilege. Participant does not include a spouse eligible for a Retirement Plan Spousal Benefit.

Purchase Payment: The amount of money you pay us to purchase the Contract initially and any amounts deposited as additional Purchase Payments after the Contract Date, including payments allocated from other investment options and contracts. We reserve the right to prohibit additional Purchase Payments in the future with notice to you.

Recharacterization: The redefining of a transfer made to an IRA as having been made or transferred instead to another type of IRA. You may elect to recharacterize Purchase Payments designated as contributions made to your IRA or Roth IRA and have those Purchase Payments treated as if made instead to your Roth IRA or IRA, respectively. Recharacterizations are allowed under this Annuity as permitted by the Code.

Retirement Plan: An employment based Retirement Plan funded with a Empower group annuity that permits the Participant or his or her spouse to transfer to this Contract the Retirement Plan IncomeFlex Target Benefit.

Retirement Plan Active Eligible Investments: The investments required to be used in order to receive guarantees under the Retirement Plan IncomeFlex Target Benefit. Retirement Plan Active Eligible Investments includes investments funded with Roth Contribution and Non-Roth Contribution sources.

Retirement Plan Annual Guaranteed Withdrawal Amount: Your Annual Guaranteed Withdrawal Amount as determined under the Retirement Plan IncomeFlex Target Benefit.

Retirement Plan Guaranteed Withdrawal Percentage: The percentage of the Retirement Plan Income Base used to determine the Retirement Plan Annual Guaranteed Withdrawal Amount. If you elect the Spousal Benefit, then the age of the younger of you and your spouse would be used to determine this percentage. The Retirement Plan Guaranteed Withdrawal Percentage applied on the Retirement Plan Lock-In Date is used for purposes of determining your Status when transferring and combining multiple Retirement Plan IncomeFlex Target Benefits. See “Multiple Retirement Plans – Transfer of Guaranteed Values” in Section 3, “What Are The Benefits Available Under The Contract?”

Retirement Plan Highest Birthday Value: The Highest Birthday Value as determined under the Retirement Plan IncomeFlex Target Benefit.

Retirement Plan Lock-In Date: The guaranteed withdrawal lock-in date, determined under the Retirement Plan IncomeFlex Target Benefit.

Retirement Plan Income Base: The Income Base as determined under the Retirement Plan IncomeFlex Target Benefit.

Retirement Plan IncomeFlex Target Benefit: The IncomeFlex Target guaranteed withdrawal benefit as offered through a Retirement Plan.

Retirement Plan Spousal Benefit: The Participant’s “spousal benefit” as determined under the Retirement Plan IncomeFlex Target Benefit.

Roth Contribution: After-tax Roth deferrals and contributions made under your Retirement Plan.

Roth Individual Retirement Account (“Roth IRA”): A tax qualified retirement investment under Section 408A of the Code, as amended, which is invested in the Variable Investment Option used to provide our guarantees under this Annuity. Such contract is subject to eligibility requirements, contribution limits and other tax particulars as specified in the Code. This Contract is issued as a nonqualified annuity. In order for it to be used for a Roth IRA, the Contract must be issued to a custodial account established as a Roth IRA.

Separate Account: Purchase Payments allocated to the Variable Investment Option are held by us in a separate account called the PRIAC Variable Contract Account A. The Separate Account is set apart from all of the general assets of Empower.

Spousal Benefit: An optional version of the IncomeFlex Target Benefit which, if elected and certain conditions are satisfied, extends guaranteed withdrawals until the last to die of you and your spouse or civil union partner. While there is no additional charge for this version of the benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

Status: For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to this Annuity or between the IRA and Roth IRA, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract.

Step-Up Amount: The excess, if any, of the Contract Value over the Income Base, determined annually as of the Step- Up Date.

Step-Up Date: After the Lock-In Date, the Business Day that immediately precedes your Birthday.

Sub-account: A Variable Investment Option offered under PRIAC Variable Contract Account A, the assets of which are invested in shares of the corresponding portfolio.

Tax Deferral: This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your Contract earnings until you take money out of your Contract. You should be aware that the only way to receive Tax Deferral for the value in this Contract is for it to be held in a tax favored plan (an IRA or Roth IRA), which provides Tax Deferral regardless of whether it invests in annuity contracts. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

Variable Investment Option: Currently we only offer one Variable Investment Option under the Contract. We may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract. When you choose a Variable Investment Option, we purchase shares of the underlying mutual fund, which we may refer to as a fund or portfolio, that are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of Empower that invests in a particular mutual fund is referred to in your Contract as a Sub-account.

Withdrawal Period: Each year beginning on the Participant’s Birthday and ending on the last day preceding the next Birthday. We may refer to this period as “Birthday Year” in materials other than this prospectus.

IMPORTANT INFORMATION YOU SHOULD CONSIDER

ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges

Charges may be applied to a transaction if state or local premium taxes are assessed. We do not currently charge, nor will we charge in the future, a transfer fee.

For more information about transaction charges, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.95%	1.50%
	Investment Options (Portfolio Fees and Expenses)	0.13%	0.13%
	Optional Benefits For An Additional Charge[2]	None	None
[1] The Base Contract fee includes the fee for the IncomeFlex Target Benefit and the mortality and expense fee. [2] The Optional Benefit is the Optional Spousal Benefit.
For more information about the IncomeFlex Target Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.
	Lowest Annual Cost $XXXX	Highest Annual Cost $XXXX

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of Base Contract fee and portfolio fees and expenses

•   No sales charges

•   No additional purchase payments, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of Base Contract fee and portfolio fees and expenses

•   No sales charges

•   No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.
RISKS
Risk of Loss

The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

Insurance Company Risks

An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to Section 2, “What Are The Principal Risks Of Investing In The Contract?” later in this prospectus.

RESTRICTIONS
Investment Options

Currently we only offer one Variable Investment Option under the Contract. We may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract. You will be given specific notice in advance of any substitution we intend to make.

To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.

For more information about investment and transfer restrictions, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

Optional Benefits

This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:

•  Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

•  Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it.

For more information about the IncomeFlex Target Benefit and the Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.
TAXES
Tax Implications

You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59 1⁄2, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to Section 10, “Other Information” later in this prospectus.

Exchanges

Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

OVERVIEW OF THE CONTRACT

The Empower Retirement Security Annuity IX is a variable annuity contract issued by Empower. We only offer the Contract as a rollover option to Participants who have a IncomeFlex Target Benefit in connection with a Retirement Plan. The Contract is between you, the Owner, and us, the insurance company. The Contract allows you to invest assets contributed to a custodial IRA or custodial Roth IRA in the Contract, which provides one Variable Investment Option, certain withdrawal and annuity benefits and a Death Benefit. The Contract is intended for retirement savings or other long-term investment purposes. This Contract is specifically designed for those concerned they may outlive their retirement income and it is priced accordingly. If you have short term investment needs that you expect this annuity to support, this product is not for you. If you are not concerned you may outlive your savings, you may want to consider if this product suits your needs solely based on its other investment and insurance feature.

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Annuity Phase. During the Accumulation Phase, if you have purchased this Annuity through an IRA, any earnings grow on a tax deferred basis and are generally taxed as income only when you make withdrawals, including withdrawals under the IncomeFlex Target Benefit. If you purchased this Annuity through a Roth IRA, any earnings grow on a tax deferred basis. Qualified distributions are generally federal income tax free (state treatment may vary). A distribution is a qualified distribution if it occurs after five tax years after contributing to a Roth IRA and the owner is either age 59 1⁄2, dies, is disabled or is a first time home buyer ($10,000 lifetime limit). For distributions that are not qualified distributions, amounts are generally taxed as income only when you make withdrawals of earnings, including withdrawals under the IncomeFlex Target Benefit, and a 10% additional tax may apply. The Annuity Phase starts if you begin receiving Annuity Payments from your Contract. The amount of money you are able to accumulate in your Contract during the Accumulation Phase will help determine the amount you will receive during the Annuity Phase. Other factors will affect the amount of your payments, such as age, and the payout option you select.

During the Annuity Phase, commonly called “annuitization,” you may choose from several Annuity Options, including guaranteed payments for life with period certain. You are not required to annuitize your Contract. However, once you begin receiving regular Annuity Payments, you generally cannot change your payment plan.

Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:

•	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead you will be paid a stream of annuity payments.

•	You generally cannot change the payment stream you chose once it has begun.

•	Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.

Note that during the Accumulation Phase, the IncomeFlex Target Benefit (discussed in Section 3, “What Are The Benefits Available Under The Contract?”) also provides guaranteed minimum income protection for your life in the form of guaranteed withdrawals. These guaranteed withdrawals do not require annuitization.

You can invest your money in the Variable Investment Option available under the Contract, which offer the opportunity for a favorable return that can increase your Contract Value. However, favorable returns are NOT guaranteed. It is possible, due to market changes, that your Contract Value may decrease. Currently we only offer one Variable Investment Option under the Contract. We may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract. For more information about the Variable Investment Option, please refer to “Appendix A: Portfolio Available Under The Contract” later in this prospectus.

If the Owner dies before the Annuity Phase of the Contract begins, the person(s) or entity chosen as Beneficiary generally will receive the Contract Value. In addition, a surviving spouse may be eligible to continue this Contract and the Spousal Benefit. See Section 3, “What Are The Benefits Available Under The Contract?”

The IncomeFlex Target Benefit guarantees your ability to withdraw a designated amount from the Contract annually, subject to our rules regarding the timing and amount of withdrawals. This Annual Guaranteed Withdrawal Amount is equal to a percentage of a notional value (called the “Income Base”), regardless of the impact of market performance on your actual Contract Value. This benefit is designed to provide an annual withdrawal amount for life. You must attain age 55 before starting IncomeFlex Target Benefit guaranteed withdrawals (both you and your spouse must attain age 55 to begin guaranteed withdrawals with the Spousal Benefit).

The IncomeFlex Target Benefit is a standard feature of the Contract that applies to the Annuitant automatically. The Spousal Benefit is optional. If you elect the Spousal Benefit, you may not change your mind, and your Annual Guaranteed

Withdrawal Amount will be less than if you had not elected it. If you elected the Retirement Plan Spousal Benefit, then you will automatically receive the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, you may not add or remove the Spousal Benefit upon or after purchasing this Contract. For additional information about the fees for the IncomeFlex Target Benefit, see “Fee Table” and Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?”

You may only establish one IRA and one Roth IRA funded by this Annuity. If you establish both an IRA and a Roth IRA, you will receive separate Contracts describing the features and benefits of each and the guaranteed values associated with each Contract will be calculated separately.

We may amend the Contract as permitted by law. For example, we may add new features to the Contract. Subject to applicable law, we will determine whether or not to make such Contract amendments available to Contracts that already have been issued.

If permissible under applicable state law, you may cancel the Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally 10 days from the date you begin participation under the Contract, but may be longer, depending on applicable state law. Concurrent with the applicable free look period provided by state law, the Code provides a seven day “revocation period” when you purchase this Contract and establish an IRA. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

During the applicable free look period, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Empower Care Center address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding.

FEE TABLE

The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?” later in this prospectus.

TRANSACTION EXPENSES
	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee[1]	$0	$0
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions (as a percentage of Contract Value)	N/A	N/A

1 Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options. To the extent that we add additional Variable Investment Options, you are allowed to transfer between the Variable Investment Options so long as we have not ceased to allow new investments in the underlying mutual fund or portfolio. We do not currently charge, nor will we charge in the future, a transfer fee.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES
	Current	Maximum
Administrative Expenses	$0	$0
Base Contract Expenses 1, [2]	0.95%	1.50%
Optional Benefit Expenses 1, [3]	0.00%	0.00%
Surrender Charge [4]	$0	$0

1	Percentages noted above are percentages of daily net assets of the Contract Value.
2	Base Contract Expenses include the fee for the IncomeFlex Target Benefit and the mortality and expense fee.
3	The Optional Benefit is the Optional Spousal Benefit.
4	There are no surrender charges in this product.

The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Option that you may pay periodically during the time that you own the Contract. For information about the Variable Investment Option available under the Contract, including its annual expenses, please refer to “Appendix A: Portfolio Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES
	Minimum	Maximum
Annual Portfolio Company Expenses	0.13%	0.13%

ANNUAL PORTFOLIO COMPANY EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$XXX	$XXX	$XXX	$XXX
If you annuitize at the end of the applicable time period:	$XXX	$XXX	$XXX	$XXX
If you do not surrender your Contract:	$XXX	$XXX	$XXX	$XXX

SECTION 1: WHAT IS THE EMPOWER RETIREMENT

SECURITY ANNUITY IX?

The Empower Retirement Security Annuity IX is a variable annuity contract issued by Empower, with its principal place of business located at 280 Trumbull Street, Hartford, CT 06103. Empower is solely responsible for its obligations under Empower Retirement Security Annuity IX, and there are no support agreements from third parties relating to the capitalization of Empower.

The Empower Retirement Security Annuity IX is only available to participants who actively participated in the IncomeFlex Target group annuity contract of their Retirement Plan who want to transfer or “roll over” their group annuity IncomeFlex Target account value to the IRA version of that Retirement Plans’ group annuity contract. Empower Retirement Security Annuity IX is currently open for investors to roll over their account value from the group annuity version of IncomeFlex Target in their plan and is currently accepting new contributions. Empower Annuity Insurance Company reserves the right to discontinue new and additional contributions to Empower Retirement Security Annuity IX at any time.

You may invest in the Separate Account. The income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Accounts’ own investment experience and not the investment experience of Empower’s other assets. The assets of the Separate Account may not be used to pay any liabilities required of Empower, other than the liabilities required under the terms of the Contract.

Under your Contract, in exchange for your payment to us, we promise to pay you a guaranteed stream of payments upon annuitization that can begin any time after the first Contract anniversary. Your Annuity is in the Accumulation Phase until you decide to begin receiving these Annuity Payments. Annuity Payments are made on or after your Annuity Date in accordance with the Annuity Option you select. The date you elect to begin receiving Annuity Payments is the Annuity Date. On the Annuity Date, your Contract switches to the Annuity Phase. The Contract also permits you to make guaranteed withdrawals during the Accumulation Phase. See Section 3, “What Are The Benefits Available Under The Contract?” for further details. These withdrawals are different than Annuity Payments.

This Annuity contract does not benefit from Tax Deferral, unlike many annuity contracts that generally do when sold outside a tax favored plan (these annuity contracts are generally referred to as non-qualified annuities). Tax Deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you withdraw money from your Contract. This Annuity is only offered to fund certain IRAs and Roth IRAs, which generally provide Tax Deferral without investing in an annuity contract. In other words, you need not purchase this Contract to gain the preferential tax treatment provided by your IRA. If this Contract were offered outside of such tax qualified accounts, you would not receive Tax Deferral. Before purchasing this Annuity, you should consider whether its features and benefits, including the income and Death Benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this Contract compared with any other investments or benefits available through your retirement plan or elsewhere.

The Empower Retirement Security Annuity IX is a variable annuity contract. This means that during the Accumulation Phase, you can allocate your assets to the Variable Investment Option. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the investment performance of the underlying mutual fund associated with the Variable Investment Option. Because each underlying mutual fund’s portfolio fluctuates in value depending upon market conditions, your Contract Value (the total value of your Contract, equal to the sum of the value of your investment in the investment option) can either increase or decrease. This is important, since the amount of the Annuity Payments you receive during the Annuity Phase depends upon the value of your Contract at the time you begin receiving payments.

You are the Owner of the Contract, as the individual for whom the IRA and/or Roth IRA is established. You generally have all the decision-making rights under the Contract. You will also be the Annuitant. The Owner is the person who receives the Annuity Payments when the Annuity Phase begins. The Annuitant is the person whose life is used to determine the amount of these payments and how long (if applicable) the payments will continue once the Annuity Phase begins. On or after the Annuity Date, the Annuitant may not be changed.

You may only establish one IRA and one Roth IRA funded by a Contract. If you establish both an IRA and a Roth IRA, you will receive separate Contracts describing the features and benefits of each and the guaranteed values associated with each Contract will be calculated separately.

The Beneficiary is the person(s) or entity you designate to receive any Death Benefit. Subject to any restrictions imposed by the Code, you may change the Beneficiary any time prior to the Annuity Date by making a written request to us. The optional Spousal Benefit requires your spouse to be both your spouse and sole Beneficiary when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?”

SHORT TERM CANCELLATION RIGHT OR “FREE LOOK”

If you are not satisfied with your Contract, you may cancel the Contract and request a refund within a certain period of time known as the “free look” period. The free look period is generally 10 days from the date you begin participation under the Contract. If state law requires, the free look period may be longer. Concurrent with the applicable free look period provided by state law, the Code provides a seven day “revocation period” when you purchase this Contract and establish an IRA or Roth IRA. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

To exercise this cancellation right, you can request a refund by returning the Contract either to the representative who sold it to you, or to the Empower Care Center at the address shown in “How To Contact Us” in Section 10, “Other Information” later in this prospectus. Generally, you will bear the investment risk during the free look period and will receive a refund equal to your Contract Value, plus the amount of any fees or other charges applied and less applicable federal and state income tax withholding, as of the date you stopped participation in the Contract. If applicable state law or the Code requires the return of your Purchase Payments, we will return the greater of the Contract Value, as described above, or the amount of your total Purchase Payments, less applicable federal and state income tax withholding. Payments made from an IRA are subject to 10% federal income tax withholding. The taxpayer can choose to elect out of this withholding. Some states also require withholding if federal tax withholding is elected.

SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF

INVESTING IN THE CONTRACT?

The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options. You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.

Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.

You should know that:

•

Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

•

Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.

Annuitization. Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:

•	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.

•	You generally cannot change the payment stream you chose once it has begun.

•	Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short- term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Insurance Company Risk. No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

The IncomeFlex Target Benefit. This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.

You should know that:

•

Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

•

Once you “lock in” your IncomeFlex Target Benefit and elect the Spousal Benefit, your choice is irrevocable. While there is no additional charge for optional Spousal Benefit, any Annual Guaranteed Withdrawal Amounts will be less than if you had not elected it because we will continue the Annual Guaranteed Withdrawal Amounts until the later of you or your Spouse’s passing.

Annuitization. Once you annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:

•	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.

•	You generally cannot change the payment stream you chose once it has begun.

•	Both the IncomeFlex Target Benefit and the Death Benefit terminate upon annuitization.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

Risk of Loss of or Reductions to Benefits. If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Target Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Target Benefit, please refer to “IncomeFlex Target Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Not a Short-Term Investment. The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Target Benefit. Consequently, you should not use the Contract as a short- term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Target Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

Risk of Loss. All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SECTION 3: WHAT ARE THE BENEFITS AVAILABLE

UNDER THE CONTRACT?

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.95%[1]	1.50%[1]

If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit[2]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.00%[1]	0.00%[1]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

1	Percentage of daily net assets of the Contract Value.
2	The Optional Benefit is the Optional Spousal Benefit.

CALCULATION OF THE DEATH BENEFIT

If the Owner dies during the accumulation period, after we receive the appropriate proof of death and any other needed documentation in Good Order (“due proof of death”), your Beneficiary will receive the Contract Value as of the date we receive due proof of death in Good Order. We require due proof of death to be submitted promptly.

PAYOUT OPTIONS

The Code provides for alternative Death Benefit payment options when a contract is used as an IRA, Roth IRA or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, Roth IRA or other “qualified investment,” the designated Beneficiary may generally elect to continue the Contract and receive required minimum distributions under the Contract, instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. With respect to the Death Benefits paid under a contract issued to an IRA, if we do not receive instructions on where to send the payment within five years of the date of death, the funds will be escheated in accordance with applicable state law. For other plan types, we will follow the plan sponsor’s direction.

NOTE THAT A SURVIVING SPOUSE MAY BE ELIGIBLE TO CONTINUE THIS CONTRACT AND THE SPOUSAL BENEFIT. Also, if you elected to receive required minimum distributions under a systematic minimum distribution option, this program is discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. See Section 3, “What Are The Benefits Available Under The Contract?”

Upon receipt of due proof of death in Good Order, we will pay the Beneficiary the Death Benefit.

The Beneficiary may, within 60 days of providing due proof of death, choose to take the Death Benefit under one of several Death Benefit payout options listed below.

Choice 1: Lump sum payment of the Death Benefit. If the Beneficiary does not choose a payout option within 60 days, the Beneficiary will receive this payout option. Payment as a transfer to another IRA titled as an inherited IRA would also be included in this payout option.

Choice 2: The payment of the entire Death Benefit by December 31 of the calendar year that contains the 10th anniversary of the date of death of the Owner.

Choice 3: Payment of the Death Benefit under an annuity or annuity settlement option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning by December 31 of the year following the year of death of the Owner. This payout option is available if you have named a designated beneficiary who meets the requirements for an “eligible designated beneficiary” (“EDB”). A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

If death occurs before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, then Choice 3 is not a permitted payout option under the Code and you may only choose Choice 1 or Choice 2, modified to be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the death of the Owner.

If death occurs before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary under the Code, and the account has not been divided into separate accounts by December 31 of the year following the year of death, such Contract is deemed to have no designated Beneficiary.

A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

If the Owner established a Lock-In Date and elected the Spousal Benefit, and the Beneficiary is the spouse of the Owner at the time of the Owner’s death, then the Contract will continue and the spouse will become the Owner. If the Owner’s death is prior to the date you make your election to lock in your Annual Guaranteed Withdrawal Amount under this Annuity, the Income Base and Highest Birthday Value will not transfer to the spouse, rather they will be reset based on the Contract Value at the time of death. The spouse may, within 60 days of providing due proof of death, elect to take the Death Benefit under any of the payout options described above. In addition, the spouse can choose to defer payments until the IRA Owner would have reached age 72 or can change title to the account to the spouse’s name.

The tax consequences to the Beneficiary vary among the three Death Benefit payout options. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

Any portion of the Death Benefit not payable to a named Beneficiary must be paid out by December 31 of the calendar year that contains the 5th anniversary of the date of the Owner’s death.

A Beneficiary who elects to have a fixed-dollar annuity purchased for him may choose from among the available forms of annuity. See Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization).” The

Beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the Beneficiary will have the right to terminate such withdrawals and receive the remaining balance in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?” If the Beneficiary fails to make any election within any time limit prescribed by or for the Retirement Plan that covered the Participant, within seven days after the expiration of that time limit, we will make one lump sum cash payment to the Beneficiary. A specific Contract may provide that an annuity or other form of distribution is payable to the Beneficiary if the Beneficiary fails to make an election.

For as long as the Beneficiary remains invested in the Contract, all applicable fees and charges will continue to be assessed, including the annual charge for the IncomeFlex Target Benefit.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any Death Benefit. The Beneficiary is named at the time the Contract is issued, unless you change it at a later date. A change of Beneficiary will take effect on the date you request, provided that we receive the request in Good Order. Unless an irrevocable Beneficiary has been named, during the Accumulation Phase you can change the Beneficiary at any time before the Owner dies. The Beneficiary designation during the Accumulation Period is not applicable to the Annuity Phase unless you have indicated otherwise, or we determine that applicable law requires that we continue a designation. It is critical you keep your Beneficiary information up to date. If we cannot locate your Beneficiary, we may be required under state law to pay the benefit to someone else, like your estate, or possibly escheat the benefit to your state of residence depending on the circumstances and applicable federal law.

The optional Spousal Benefit requires your spouse or civil union partner to be both your spouse or civil union partner and sole Beneficiary of the Annuity and the IRA or Roth IRA it funds, when you elect the benefit and when you die. See Section 3, “What Are The Benefits Available Under The Contract?” For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

INCOMEFLEX TARGET BENEFIT

The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to annually withdraw certain amounts that we specify under this Contract. If you do not take more withdrawals than those specified amounts each year, and your Contract Value is reduced to zero, either by making these withdrawals according to their terms or due to poor market performance, we will continue to make those annual payments to you for as long as you live.

Here is how it works: We determine the amount you can withdraw by calculating an initial notional value (called the “Income Base”). You are allowed to take a withdrawal equal to a percentage of the Income Base, regardless of the impact of market performance on your Contract Value (subject to our rules regarding the timing and amount of withdrawals). The Income Base is used to determine the amount you may withdraw each Withdrawal Period as long as you live (the “Annual Guaranteed Withdrawal Amount”). The Income Base is equal to the greater of the Highest Birthday Value (described below) or the Contract Value on the Business Day prior to your Lock-in Date. There are two options – one is the base benefit designed to provide an annual withdrawal amount for your life and the other is a Spousal Benefit designed to provide an annual withdrawal amount until the last to die of you and your spouse. The Income Base can increase, but it can also decrease if you withdraw more than your Annual Guaranteed Withdrawal Amount.

The base IncomeFlex Target Benefit and its daily charge apply to the Contract automatically. It cannot be terminated without ending your Contract. When deciding to purchase this Contract, you should consider the costs and benefits of this feature. Generally, this benefit may be appropriate if you intend to make periodic withdrawals from your Contract and wish to ensure that adverse market performance will not affect your ability to receive annual payments. You are not required to make withdrawals. Although you are not required to make withdrawals, you should consider that this product (including costs) is specifically designed for a person who has a need for guaranteed withdrawal or annuity benefits.

The Spousal Benefit is optional. You may elect this benefit only when you lock in your Annual Guaranteed Withdrawal Amount. While there is no additional daily charge for this benefit, you will have a lesser Annual Guaranteed Withdrawal Amount if you elect the Spousal Benefit than if you had not. If you elected the Retirement Plan Spousal

Benefit, then you will automatically receive the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date (your guaranteed withdrawal lock-in date as determined under the Retirement Plan IncomeFlex Target Benefit), then you may not add or remove the Spousal Benefit upon or after purchasing this Contract. Once elected, the Spousal Benefit may not be revoked, and the lesser Annual Guaranteed Withdrawal Amount will apply until your Contract ends, even if your spouse dies before you or is otherwise ineligible for the Spousal Benefit due to divorce or Beneficiary changes. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

If you establish both an IRA and Roth IRA funded by this Annuity, you will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract, described below, will be calculated separately.

TRANSFER OF RETIREMENT PLAN GUARANTEED VALUES

This Contract is sold exclusively as a rollover option to individuals who have a Retirement Plan IncomeFlex Target Benefit. This Contract is designed to accept the transfer of Retirement Plan IncomeFlex Target Benefit guaranteed values in connection with a direct rollover of assets invested in the Retirement Plan Active Eligible Investments to an IRA and/or Roth IRA. You may only establish one IRA and one Roth IRA funded by this Annuity. Assets invested in the Retirement Plan Active Eligible Investments funded by Non-Roth Contributions may only be rolled over and held in an IRA under this Annuity. Retirement Plan Active Eligible Investments funded by Roth Contributions may only be rolled over to a Roth IRA under this Annuity. If you transfer assets to both an IRA and Roth IRA under this Annuity, the Retirement Plan guaranteed values described below will be divided and proportionally reduced among the IRA and Roth IRA. You will receive separate Contracts describing the features and benefits of each Contract and the guaranteed values associated with each Contract will be calculated separately.

If you have more than one Retirement Plan IncomeFlex Target Benefit, we may limit your ability to transfer and combine the guaranteed values associated with multiple Retirement Plan IncomeFlex Target Benefits under an IRA or Roth IRA funded by this Annuity. See “Multiple Retirement Plans – Transfer of Guaranteed Values” in Section 3, “What Are The Benefits Available Under The Contract?”.

If you purchase this Contract prior to your Retirement Plan Lock-In Date, then the Highest Birthday Value as determined under the Retirement Plan IncomeFlex Target Benefit (the “Retirement Plan Highest Birthday Value”) will be used to determine your initial Highest Birthday Value, and Income Base under this Contract. You also can choose whether to elect the Spousal Benefit at the time you lock in your Annual Guaranteed Withdrawal Amount under this Contract.

If you purchase this Contract on or after your Retirement Plan Lock-In Date, then your Annual Guaranteed Withdrawal Amount as determined under the Retirement Plan IncomeFlex Target Benefit (the “Retirement Plan Annual Guaranteed Withdrawal Amount”) and your Income Base as determined under the Retirement Plan IncomeFlex Target Benefit (the “Retirement Plan Income Base”), will be used to determine your initial Annual Guaranteed Withdrawal Amount and initial Income Base, under this Contract. Your guaranteed withdrawals will be available immediately, and you will not establish a Highest Birthday Value under this Contract. If you elected the Retirement Plan Spousal Benefit, then you will automatically have the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, you may not add or remove the Spousal Benefit upon or after purchasing this Contract.

Brief Overview of IncomeFlex Target Benefit Under This Annuity

The IncomeFlex Target Benefit guarantees your ability to withdraw a designated amount from the Annuity annually, subject to our rules regarding the timing and amount of withdrawals. We call this annual withdrawal amount the Annual Guaranteed Withdrawal Amount. The Annual Guaranteed Withdrawal Amount, in turn, is equal to a percentage of a notional value called the “Income Base.”

This Annuity is a “rollover” product that allows you to transfer values that you have accumulated in the IncomeFlex Target Benefit held within your Retirement Plan to the IncomeFlex Target Benefit held by an IRA and/or Roth IRA investing in this Annuity.

HIGHEST BIRTHDAY VALUE

The initial Highest Birthday Value is determined by your Retirement Plan Highest Birthday Value. If this Contract is purchased with 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan, then the initial Highest Birthday Value equals the Retirement Plan Highest Birthday Value on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets or the transfer includes both Non- Roth and Roth Contributions, then the initial Highest Birthday Value under your IRA and/or Roth IRA shall be divided and reduced proportionately as described in Examples 1 and 2 below. Your initial Highest Birthday Value may be lower than the market value of assets transferred to purchase this Contract, and therefore your initial Highest Birthday Value may be lower than your initial Contract Value. Until the Lock-In Date, the Highest Birthday Value attained is also increased by the amount of subsequent Purchase Payments made (if permissible).

Example 1 – Proportional Reduction of Highest Birthday Value Under this Annuity Rolling Over Less Than 100% from One Source

• Retirement Plan Highest Birthday Value:	$120,000

• Retirement Plan Contract Value:	$100,000

• Amount rolled over from Retirement Plan to this Annuity:	$50,000

• Ratio of rollover to Retirement Plan Contract Value:	50%

• Initial Highest Birthday Value under this Annuity:	$60,000*

• Highest Birthday Value remaining in the Retirement Plan:	$60,000

*

The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Highest Birthday Value to determine the initial Highest Birthday Value under this Annuity. The initial Highest Birthday Value reflects a 50% reduction of the Retirement Plan Highest Birthday Value due to the partial transfer of 50% of the Retirement Plan Contract Value.

Example 2 – Division and Proportional Reduction of Highest Birthday Value Under this Annuity Rolling Over Roth and Non-Roth Contribution Sources

• Retirement Plan Highest Birthday Value	$120,000

• Retirement Plan Contract Value:	$100,000

• Amount funded with Roth Contributions:	$60,000

• Amount funded with Non-Roth Contributions:	$40,000

• Amount rolled over from Retirement Plan to this Annuity	$100,000

• Ratio of Roth to Retirement Plan Contract Value:	60%*

• Initial Highest Birthday Value under the Roth IRA Annuity:	$72,000

• Initial Highest Birthday Value under the Non-Roth IRA Annuity:	$48,000

*

The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Highest Birthday Value to determine the division and proportional reduction of the initial Highest Birthday Value under this Annuity for the Roth IRA and IRA. The initial Highest Birthday Values reflect a 60%/40% division of the Retirement Plan Highest Birthday Value between the Roth IRA and IRA, respectively.

The Highest Birthday Value under this Contract will equal the greater of the initial Highest Birthday Value and the highest Contract Value attained on each of the Participant’s Birthdays, until the Lock-In Date. Any withdrawals prior to the Lock-In Date under this Annuity reduce your Highest Birthday Value proportionately as described in Example 3 below. Each withdrawal reduces the Highest Birthday Value by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal) as described below.

Example 3 – Proportional Reduction of Highest Birthday Value Under this Annuity – Withdrawal

• Contract Value:	$100,000

• Withdrawal amount:	$10,000

• Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%

• Highest Birthday Value	$120,000

• 10% Reduction of Highest Birthday Value:	$12,000

• Adjusted Highest Birthday Value:	$108,000

INCOME BASE

If you purchase this Contract prior to your Retirement Plan Lock-In Date, then your Retirement Plan Highest Birthday Value will be used to determine your initial Highest Birthday Value and Income Base under this Annuity. Until the Lock-In Date, the Income Base will equal the greatest of: (a) that initial Highest Birthday Value, (b) the highest Contract Value attained on each of the Participant’s Birthdays, and (c) the Contract Value on the Business Day prior to the Lock-In Date. If you purchase this Contract on or after your Retirement Plan Lock-In Date, the initial Income Base under this Annuity is determined by your Retirement Plan Income Base. If this Contract is purchased with 100% of the assets from either Roth or Non-Roth Contributions (but not both) under the Retirement Plan, then the initial Income Base under this Annuity equals the Retirement Plan Income Base on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the assets or the transfer includes both Non-Roth and Roth Contributions, then the initial Income Base under your IRA and/or Roth IRA shall be divided and/or reduced proportionately between your IRA and/or Roth IRA as applicable. In no event shall the Income Base exceed $5,000,000. We reserve the right to increase this maximum.

Example 1 – Proportional Reduction of Income Base Under this Annuity Rolling Over Less Than 100% from One Source

• Retirement Plan Income Base:	$120,000

• Retirement Plan Contract Value:	$100,000

• Amount rolled over from Retirement Plan to this Annuity:	$50,000

• Ratio of rollover to Retirement Plan Contract Value:	50%

• Initial Income Base under this Annuity:	$60,000*

• Income Base remaining in the Retirement Plan:	$60,000

*

The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Income Base to determine the initial Income Base under this Annuity and reflects a 50% reduction of the Retirement Plan Income Base due to the partial transfer of 50% of the Retirement Plan Contract Value.

Example 2 – Division and Proportional Reduction of Income Base Under this Annuity Rolling Over Both Roth and Non-Roth Contribution Source

• Retirement Plan Income Base:	$120,000

• Retirement Plan Contract Value:	$100,000

• Amount funded with Roth Contributions:	$60,000

• Amount funded with Non-Roth Contributions:	$40,000

• Ratio of Roth to Retirement Plan Contract Value:	60%*

• Initial Income Base under the Roth IRA Annuity:	$72,000

• Initial Income Base under the Non-Roth IRA Annuity:	$48,000

*

The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Income Base to determine division and proportional reduction of the initial Income Base under this Annuity for the Roth IRA and IRA. The initial Income Base for the Roth IRA and IRA reflect a 60%/40% division of the Retirement Plan Income Base between the Roth IRA and IRA, respectively.

Any withdrawals prior to the Lock-In Date under this Annuity reduce your Income Base proportionately as described in Example 3 below. Each withdrawal reduces the Income Base by the percentage equivalent of the ratio of (a) the amount of the withdrawal, to (b) the Contract Value (before the Contract Value is reduced by the amount of the withdrawal) as described below.

Example 3 – Proportional Reduction of Income Base under this Annuity – Withdrawal

• Contract Value:	$100,000

• Withdrawal amount:	$10,000

• Ratio of withdrawal to Contract Value ($10,000 / $100,000):	10%

• Income Base	$120,000

• 10% Reduction of Income Base:	$12,000

• Adjusted Income Base:	$108,000

ANNUAL GUARANTEED WITHDRAWAL AMOUNT

The Annual Guaranteed Withdrawal Amount is the amount we guarantee that you may withdraw from the Contract each Withdrawal Period for your life, regardless of the impact of market performance on your Contract Value. The Annual Guaranteed Withdrawal Amount is subject to our rules regarding the timing and amount of withdrawals. In no event shall the Annual Guaranteed Withdrawal Amount under this Contract exceed $287,500. We reserve the right to increase this maximum.

The Income Base is not a cash amount that you can withdraw from your Contract. Rather, on your Lock-In Date, we apply the applicable Guaranteed Withdrawal Percentage to the Income Base to determine your initial Annual Guaranteed Withdrawal Amount. The percentages that will be applied to the Income Base are set forth in the chart below. You may not lock in an Annual Guaranteed Withdrawal Amount that is less than $250. Thus, your Income Base, when multiplied by the Guaranteed Withdrawal Percentage applicable to you based on your age (or the age of the younger spouse for the Spousal Benefit) must produce an Annual Guaranteed Withdrawal Amount of at least $250 in order for you to have any available Annual Guaranteed Withdrawal Amount. If you cannot meet the $250 Annual Guaranteed Withdrawal Amount minimum, you will have paid fees for the IncomeFlex Target Benefit without being able to derive any withdrawal benefits. In the table below, under “Lock-In Date Not Elected In Retirement Plan,” we also depict the minimum Income Base needed for each age band in order for you to realize an Annual Guaranteed Withdrawal Amount.

LOCK-IN DATE ELECTED IN RETIREMENT PLAN

If your Retirement Plan Lock-In Date was elected before purchasing this Contract, then your Retirement Plan Annual Guaranteed Withdrawal Amount will be used to determine your initial Annual Guaranteed Withdrawal Amount under this Contract. If this Contract is purchased with 100% of the assets from either Non-Roth or Roth Contributions (but not both), then the initial Annual Guaranteed Withdrawal Amount under your IRA or Roth IRA equals the Retirement Plan Annual Guaranteed Withdrawal Amount on the date the rollover transaction is executed. If this Contract is purchased with less than 100% of the total assets from a single Contribution Source or the transfer includes both Non- Roth and Roth Contributions, then the initial Annual Guaranteed Withdrawal Amount under your IRA and/or Roth IRA will be divided and/or proportionally reduced as described in Examples 1 and 2 below.

Example 1 - Proportional Reduction of Annual Guaranteed Withdrawal Amount – One Contribution Source

• Retirement Plan Annual Guaranteed Withdrawal Amount:	$10,000

• Retirement Plan Contract Value:	$100,000

• Amount rolled over from Retirement Plan to this Annuity:	$50,000

• Ratio of rollover to Retirement Plan Contract Value:	50%

• Initial Annual Guaranteed Withdrawal Amount under this Annuity:	$5,000*

*

The ratio of the rollover amount to the Retirement Plan Contract Value is multiplied against the Retirement Plan Annual Guaranteed Withdrawal Amount to determine the initial Annual Guaranteed Withdrawal Amount under this Annuity. The initial Annual Guaranteed Withdrawal Amount under this Annuity reflects a 50% reduction of the Retirement Plan Annual Guaranteed Withdrawal Amount due to the partial transfer of 50% of the Retirement Plan Contract Value.

Example 2 - Division and Proportional Reduction of Annual Guaranteed Withdrawal Amount – Roth and Non-Roth Contribution Sources

• Retirement Plan Annual Guaranteed Withdrawal Amount:	$10,000

• Retirement Plan Contract Value:	$100,000

• Amount funded with Roth Contributions:	$60,000

• Amount funded with Non-Roth Contributions:	$40,000

• Amount rolled over from Retirement Plan to this Annuity:	$100,000

• Ratio of Roth to Retirement Plan Contract Value:	60%*

• Initial Annual Guaranteed Withdrawal Amount under the Roth IRA:	$6,000

• Initial Annual Guaranteed Withdrawal Amount under the IRA:	$4,000

*

The ratio of Roth to Retirement Plan Contract Value is multiplied against the Retirement Plan Annual Guaranteed Withdrawal Amount to determine division and proportional reduction of the initial Annual Guaranteed Withdrawal Amount under this Annuity for the IRA and Roth IRA. The initial Annual Guaranteed Withdrawal Amount for the Roth IRA and IRA reflect a 60%/40% division of the Retirement Plan Highest Annual Guaranteed Withdrawal Amount between the Roth IRA and IRA, respectively.

The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period will be reduced by guaranteed withdrawals made in the Retirement Plan during the same Withdrawal Period. In other words, guaranteed withdrawals made in the Retirement Plan during the Withdrawal Period you purchase the Contract will count toward your guaranteed withdrawals under the Contract (proportionally adjusted in the manner described above, if applicable). The Annual Guaranteed Withdrawal Amount available between the date the Contract is issued and the end of the current Withdrawal Period also will be prorated, by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during that Withdrawal Period will be reduced proportionally for the partial Withdrawal Period remaining after the Contract is purchased. This adjustment will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.

Anyone who is a Contract Owner of this Annuity can increase their Annual Guaranteed Withdrawal Amount by making additional Purchase Payments (subsequent to the initial Purchase Payment). The amount of the increase is equal to the applicable Guaranteed Withdrawal Percentage applied to the amount of the additional Purchase Payment. We reserve the right to prohibit additional Purchase Payments in the future with notice to you. We will increase your Annual Guaranteed Withdrawal Amount on the day you make the Purchase Payment, subject to the following:

•

During the initial Withdrawal Period when the Contract is issued, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the initial Withdrawal Period will be reduced proportionally for the partial year remaining after the Purchase Payment is made. This adjustment in the initial Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.

•

If the Purchase Payment is made after a withdrawal in a Withdrawal Period in excess of the Annual Guaranteed Withdrawal Amount (an “Excess Withdrawal”), then the increase will not apply until the next Withdrawal Period.

LOCK-IN DATE NOT ELECTED IN RETIREMENT PLAN

If your Retirement Plan Lock-In Date was not elected before purchasing this Contract, then your initial Annual Guaranteed Withdrawal Amount under this Contract will be determined on your Lock-In Date by applying the applicable Guaranteed Withdrawal Percentage (as set forth in the table immediately below) to the Income Base. You must attain age 55 to elect a Lock-In Date. If you elect the Spousal Benefit, the age of the younger of you and your spouse would be used to determine the applicable percentage.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Single Life	Income Base Needed to Produce $250 Minimum Annual Guaranteed Withdrawal Amount – Spousal

55-64	4.25%	3.75%	$5,882.35	$6,666.67
65-69	5.00%	4.50%	$5,000.00	$5,555.56
70+	5.75%	5.25%	$4,347.83	$4,761.90

If your Lock-In Date is not on the Participant’s Birthday, then the Annual Guaranteed Withdrawal Amount available between the Lock-In Date and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you lock in guaranteed withdrawals will be reduced proportionately if that year is a partial year. This adjustment in the first Withdrawal Period will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.

You can increase your Annual Guaranteed Withdrawal Amount by making additional Purchase Payments after your Lock-In Date. We reserve the right to prohibit additional Purchase Payments in the future with notice to you. Your Income Base will increase by the amount of subsequent Purchase Payments. Thus, your Annual Guaranteed Withdrawal Amount will increase by an amount determined by applying the applicable Guaranteed Withdrawal Percentage to the amount of the increase to the Income Base (i.e., the subsequent Purchase Payment amount). We will add the increase to your Income Base, which will affect your Annual Guaranteed Withdrawal Amount on the day you make the Purchase Payment, subject to the following:

•

During the Withdrawal Period you lock-in the Annual Guaranteed Withdrawal Amount, any increase to the Annual Guaranteed Withdrawal Amount available between the date of the Purchase Payment and the Participant’s next Birthday will be prorated by the ratio of (i) the number of days remaining in the Withdrawal Period and (ii) 365 days. In other words, the increase to the Annual Guaranteed Withdrawal Amount during the Withdrawal Period you locked in guaranteed withdrawals will be reduced proportionally for the partial year remaining after the Purchase Payment is made. This adjustment will not reduce the Annual Guaranteed Withdrawal Amount in future Withdrawal Periods.

•	If the Purchase Payment is made after an Excess Withdrawal has occurred in a Withdrawal Period, then the increase will not apply until the next Withdrawal Period.

If you did not lock-in the Annual Guaranteed Withdrawal Amount under your Retirement Plan, but you do lock-in under this Contract, your Income Base and resultant Annual Guaranteed Withdrawal Amount thereafter may increase for Step-Ups (described below under “Increase Of Income Base And Annual Guaranteed Withdrawal Amount – Step-Up”). If you elect the optional Spousal Benefit, then the Annual Guaranteed Withdrawal Amount availability (minimum age of 55), and initial amount, will all be based on the age of the younger of you and your spouse.

SPOUSAL BENEFIT

The Spousal Benefit is an optional benefit you may elect under this Annuity. With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. If you are the Participant, you make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date. The Spousal Benefit extends only to the person you are legally married to on the Lock-In Date. Before you can make this election, you must provide us with due proof of marriage or civil union and your spouse’s or partner’s date of birth in a form acceptable to us. You may not add or remove the Spousal Benefit after the Lock-In Date. For more information on the tax treatment of spouses and civil union partners, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?” Both you and your spouse must attain age 55 to lock in your guaranteed withdrawals with the Spousal Benefit. The age of the younger spouse is used to determine the amount of the Annual Guaranteed Withdrawal Amount. Therefore, the Annual Guaranteed Withdrawal Amount will be the product of the applicable Guaranteed Withdrawal Percentage (indicated in the chart above) and the Income Base.

While there is no additional daily charge for this benefit, if you are the Participant and elect the Spousal Benefit you will have a lesser Annual Guaranteed Withdrawal Amount, based on the lesser Guaranteed Withdrawal Percentages, than if you had not elected it. The Spousal Benefit requires the same person to be both your spouse and sole Beneficiary of both this Contract and the IRA and/or Roth IRA it funds when you elect the benefit and when you die. Once elected, the Spousal Benefit may not be “transferred” to a new spouse due to divorce, your spouse’s death or any other reason. The Spousal Benefit is irrevocable. Once elected, the lesser Annual Guaranteed Withdrawal Amount based on the lesser Guaranteed Withdrawal Percentages will continue to apply until your Contract ends.

If you elected the Retirement Plan Spousal Benefit, then you will automatically have the Spousal Benefit under this Contract. If you purchase this Contract on or after your Retirement Plan Lock-In Date, then you may not add or remove the Spousal Benefit upon or after purchasing this Contract.

After your death, the Spousal Benefit will continue to be paid until the death of your surviving spouse.

Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 56

Participant age:	58
Spouse age:	56
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$3,750	(3.75% of Income Base)

Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Participant age:	66
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)

Example – Calculation of Annual Guaranteed Withdrawal Amount with Spousal Benefit – Younger Spouse Age 65

Participant age:	71
Spouse age:	65
Contract Value as of Business Day prior to Lock-In Date:	$80,000
Highest Birthday Value (HBV):	$100,000
Income Base (Lock-In Date):	$100,000	(greater of Contract Value or HBV)
Annual Guaranteed Withdrawal Amount:	$4,500	(4.50% of Income Base)

MULTIPLE RETIREMENT PLANS – TRANSFER OF GUARANTEED VALUES

If you participate in more than one Retirement Plan and have more than one Retirement Plan IncomeFlex Target Benefit, the guaranteed values associated with the multiple benefits may be rolled over and combined into a single IncomeFlex Target Benefit under this Annuity, as described below. If the IncomeFlex Target Benefits under your Retirement Plans are funded by the same Contribution Source and have the same Statuses and elections, the guaranteed values under your Retirement Plans will be transferred and combined into a single contract under an IRA or Roth IRA, as applicable, as described in Example 1 below. For purposes of determining the transfer of guaranteed values from multiple Retirement Plans to the Annuity or between the IRA and Roth IRA, your Status is based upon the age and Spousal Benefit election applicable to each Retirement Plan or Contract. If you locked-in your Annual Guaranteed Withdrawal Amount in your Retirement Plan and elected the Retirement Plan Spousal Benefit, the spousal benefit under each Retirement Plan Spousal Benefit must cover the same spouse in order for the guaranteed values to transfer and combine under this Annuity.

If your Statuses and elections are not the same between two or more Retirement Plans but are funded by the same Contribution Source, you may roll over the guaranteed values associated with one Retirement Plan IncomeFlex Target Benefit. The Contract Value of the assets remaining in the other Retirement Plan(s) may remain in the Retirement Plan with the associated guaranteed values applicable to that plan.

You may roll over funds and establish only one IRA and one Roth IRA funded by this Annuity. If you have more than two Retirement Plan IncomeFlex Target Benefits consisting of assets from different Contribution Sources (Non-Roth and Roth Contributions), you will establish both an IRA and Roth IRA funded by this Annuity and may combine under the IRA and Roth IRA the guaranteed values associated with similar Contribution Sources if Retirement Plan IncomeFlex Target Benefits have the same Statuses and elections, as described in Example 1 below.

The examples below describe how guaranteed values associated with multiple Retirement Plan IncomeFlex Target Benefits may be transferred to this Annuity.

The Guaranteed Withdrawal Percentages used in the examples below are based upon your age or the age of the younger of you and your spouse, if you elect the Spousal Benefit as described in the chart below. Multiple benefits may be combined and transferred to this Annuity but may only be used to establish one IRA and one Roth IRA funded by this Annuity.

Age at Lock-In	Single Life	Spousal Benefit (using age of younger spouse)

55-64	4.25%	3.75%

65-69	5.00%	4.50%

70+	5.75%	5.25%

Example 1 - Transferring Multiple Retirement Plan Benefits

Rolling Over and Combining Retirement Plan IncomeFlex Target Benefits into one Contract

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Values Under this Annuity

Lock-In Date Elected	Yes (age 65)	Yes (age 69)	Yes

Spousal Benefit Elected	Yes	Yes	Yes

Guaranteed Withdrawal %	4.50%	4.50%	4.50%

Contribution Source	Roth	Roth	Roth IRA

Contract Value	$25,000	$75,000	$100,000

Income Base	$30,000	$100,000	$130,000

Annual Guaranteed Withdrawal Amount	$1,350	$4,500	$5,850

This example presumes that the Participant locked-in with the Spousal Benefit in both Retirement Plans and elected the same person as the spousal Beneficiary. In such instance you could elect to roll over your Retirement Plan Benefit or leave the assets and the associated guaranteed values in your Retirement Plan.

Example 2 - Transferring Multiple Retirement Plan Benefits

Rolling Over and Combining Separate Retirement Plan IncomeFlex Target Benefits under Separate Contracts

Participant Status & Elections	Retirement Plan I	Retirement Plan II	Retirement Plan III	Values Under this Annuity (from Ret. Plan I)	Values Under this Annuity (from Retirement Plan II & III)

Lock-In Date Elected	No	Yes (age 65)	Yes (age 69)	No	Yes

Spousal Benefit Elected		Yes	Yes		Yes

Guaranteed Withdrawal %		4.50%	4.50%		4.50%

Contribution Source	Non-Roth	Roth	Roth	IRA	Roth IRA

Contract Value	$25,000	$75,000	$30,000	$25,000	$105,000

Highest Birthday Value	$30,000			$30,000

Income Base	$30,000	$50,000	$50,000	$30,000	$100,000

Annual Guaranteed Withdrawal Amount		$2,250	$2,250		$4,500

You may only establish one IRA and one Roth IRA funded by this Annuity. Because the multiple benefits have different Statuses, elections and Contribution Sources, the associated guaranteed values will be rolled over separately under an IRA and Roth IRA, respectively. (Multiple benefits could be combined under each Contract if the Statuses and elections within that Contribution Source were the same.) This example presumes that the Participant 1) locked-in with the Spousal Benefit in both Retirement Plan II and III and identified the same person as the spousal Beneficiary under both; 2) elected to roll over and combine Retirement Plan IncomeFlex Target Benefits II and III; and 3) elected to roll over IncomeFlex Target Benefit I into an IRA. In such instance you could elect to roll over Plan I to a traditional IRA and Plan II and Plan III would be combined into a Roth IRA, or you can leave the assets and the associated guaranteed values in your Retirement Plans I, II and III.

ESTABLISHING A ROTH IRA; CONVERSIONS AND RECHARACTERIZATIONS

This Contract is designed to accept transfer of Retirement Plan IncomeFlex Target Benefit guaranteed values in connection with a direct rollover of assets invested in the Retirement Plan Active Eligible Investments to an IRA and/or Roth IRA. You may only roll over assets invested in the Retirement Plan Active Eligible Investments funded by Non-Roth Contributions and establish an IRA under this Annuity. You may only roll over assets funded with Roth Contributions under your Retirement Plan into a Roth IRA under this Annuity. If you transfer assets from your Retirement Plan to both an IRA and Roth IRA, the Retirement Plan guaranteed values will be divided and proportionally reduced between the IRA and Roth IRA under this Annuity.

You may transfer funds from an IRA to a Roth IRA under this Annuity via a Conversion. Conversions and Recharacterizations are defined by and permitted under the Code. The transfer of guaranteed values under this Annuity due to Conversions and Recharacterizations is subject to restrictions. If you transfer 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization and your Statuses and elections of the receiving IRA are the same, 100% of the guaranteed values would transfer to the receiving IRA or Roth IRA, as applicable. The Contract Value under the transferring contract is reduced to zero and all guarantees are cancelled. If you elected the Spousal Benefit, both the transferring and receiving IRAs must cover the same spouse in order for the guaranteed values to transfer.

If you elect to transfer less than 100% of the Contract Value under your IRA or Roth IRA via a Conversion or Recharacterization, or your Statuses and elections of the receiving IRA are not the same, the transferring amount, including all applicable taxes, will be treated as a withdrawal and will reduce your Contract Value by the transferring amount. The guaranteed values associated with the amount of Contract Value transferred will be cancelled under the transferring contract and your guarantees in that contract will be reduced proportionally; no guarantees will be transferred to the receiving contract.

Example 1 – Transferring 100% – Same Statuses and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity

Lock-In Date Elected	Yes	Yes	N/A	Yes

Spousal Benefit Elected	No	No	N/A	No

Guaranteed Withdrawal %	5%	5%	N/A	5%

Contribution Source	IRA	Roth	IRA	Roth

Contract Value	$100,000	$25,000	$ 0	$125,000

Annual Guaranteed Withdrawal Amount	$ 6,250	$ 3,000	$ 0	$ 9,250

Income Base	$125,000	$60,000	N/A	$185,000

This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 100% of the IRA ($100,000) to the existing Roth IRA. The guaranteed values were combined because the transfer amount was 100% of the IRA and the Statuses and elections of both contracts are the same.

Example 2 – Transferring Less than 100% – Same Status and Elections

	Pre-Transfer		Post Transfer
Participant Status & Elections	IRA Under this Annuity	Roth IRA Under this Annuity	IRA Under this Annuity	Roth IRA Under this Annuity

Lock-In Date Elected	Yes	Yes	Yes	Yes

Spousal Benefit Elected	No	No	No	No

Guaranteed Withdrawal %	5%	5%	5%	5%

Contribution Source	IRA	Roth	IRA	Roth

Contract Value	$100,000	$25,000	$50,000	$ 75,000

Annual Guaranteed Withdrawal Amount	$ 6,250	$ 3,000	$ 3,125	$ 5,500

Income Base	$125,000	$60,000	$62,500	$110,000

This example assumes the Contract Owner has both an IRA and Roth IRA and elected to transfer 50% of the IRA ($50,000) to the existing Roth IRA. Although the Statuses and elections of both contracts are the same, the guaranteed values cannot be combined because the transfer amount was less than 100% of the IRA.

WITHDRAWALS UNDER THE INCOMEFLEX TARGET BENEFIT

The IncomeFlex Target Benefit guarantees, provided certain conditions are met, your ability to withdraw from the Contract an amount equal to the Annual Guaranteed Withdrawal Amount each Withdrawal Period for your lifetime (or the lifetimes of you and your spouse, if the Spousal Benefit is elected). With the optional Spousal Benefit, the Annual Guaranteed Withdrawal Amount continues to be available until the later death of you and your spouse or civil union partner. You make an irrevocable choice whether or not to elect the Spousal Benefit at the Lock-In Date.

The IncomeFlex Target Benefit does not limit your ability to request withdrawals that exceed the Annual Guaranteed Withdrawal Amount. However, you should carefully consider any withdrawal that negatively affects the Annual Guaranteed Withdrawal Amount given the costs associated with this Benefit.

If, cumulatively, you withdraw an amount less than the Annual Guaranteed Withdrawal Amount in any Withdrawal Period, the unused portion will expire and will not carry-over to subsequent Withdrawal Periods. If your cumulative withdrawals in a Withdrawal Period are less than or equal to the Annual Guaranteed Withdrawal Amount, then the withdrawals will not reduce your Annual Guaranteed Withdrawal Amount in subsequent Withdrawal Periods.

Cumulative withdrawals in a Withdrawal Period that are in excess of the Annual Guaranteed Withdrawal Amount are considered Excess Withdrawals. If you make Excess Withdrawals, then your Income Base will be reduced proportionately, thus reducing your Annual Guaranteed Withdrawal Amount in subsequent years (except with regard to certain required minimum distributions described below under “Excess Withdrawals – Required Minimum Distributions”). This means your Income Base and thus your Annual Guaranteed Withdrawal Amount will be reduced by a percentage determined by the ratio of: (a) the amount of the Excess Withdrawal, to (b) the Contract Value immediately prior to such withdrawal (see examples of this calculation below). We will determine whether you have made an Excess

Withdrawal at the time of each withdrawal. Therefore, a subsequent increase in the Annual Guaranteed Withdrawal Amount will not offset the effect of an earlier Excess Withdrawal. Excess Withdrawals may adversely impact the benefits provided under this Contract and may result in a termination of benefits.

Examples – Impact of Withdrawals on Annual Guaranteed Withdrawal Amount

The examples below assume the following (the values set forth are purely hypothetical and do not reflect charges):

Income Base:	$200,000

Guaranteed Withdrawal Percentage:	5.00%

Annual Guaranteed Withdrawal Amount:	$10,000

Withdrawal Period:	May 6, 2021 through May 5, 2022

Contract Value prior to withdrawal on June 11, 2021 (date of first withdrawal)	$160,000

Contract Value prior to withdrawal on July 12, 2021 (date of second withdrawal)	$150,000

Example 1 - Not an Excess Withdrawal (Amounts less than or equal to Annual Guaranteed Withdrawal Amount)

If $9,000 is withdrawn on June 11, 2021, then the following values would result:

•	Contract Value immediately prior to withdrawal = $160,000

•	Contract Value after withdrawal = $160,000 – $9,000 = $151,000

•	Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 – $9,000 = $1,000

•	Annual Withdrawal Amount for future Withdrawal Periods remains $10,000

•	Income Base remains $200,000

If an additional $1,000 is withdrawn on July 12, 2021, then the following values would result:

•	Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 11, 2021) = $150,000

•	Contract Value after withdrawal = $150,000 - $1,000 = $149,000

•	Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000

•	Income Base remains $200,000

Example 2 - An Excess Withdrawal (Amount exceeds Annual Guaranteed Withdrawal Amount)

If $9,000 is withdrawn on June 11, 2021, then the following values would result:

•	Contract Value = $160,000 - $9,000 = $151,000

•	Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $10,000 - $9,000 = $1,000

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000

•	Income Base remains $200,000

If an additional $11,000 is withdrawn on July 12, 2021, then the following values would result:

•	Contract Value immediately prior to withdrawal (reflecting a $1,000 market decrease from June 11, 2021) = $150,000

•	Amount of Excess Withdrawal (withdrawal amount in excess of remaining Annual Guaranteed Withdrawal Amount) = $11,000 - $1,000 = $10,000

•	Contract Value after guaranteed portion of withdrawal = $150,000 - $1,000 = $149,000

•	Remaining Annual Guaranteed Withdrawal Amount for current Withdrawal Period = $0

•	Amount of reduction to Income Base = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Income Base = ($10,000 ÷ $149,000) × $200,000 = $13,422.82

•	Income Base = $200,000 – $13,422.82 = $186,577.18

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = 5% × new Income Base = 5% × $186,577.18 = $9,328.86

•	Contract Value immediately after the Excess Withdrawal = $149,000 – $10,000 = $139,000

SURVIVING SPOUSE – DEATH PRIOR TO LOCK-IN DATE OR AFTER LOCK-IN DATE WITHOUT ELECTION OF SPOUSAL BENEFIT

If you purchase this Contract and die before the Lock-In Date, or after the Lock-In Date but without having elected the Spousal Benefit, then your surviving spouse may continue this Contract and the IncomeFlex Target Benefit, to the extent permitted by the Code and your retirement plan, if your surviving spouse is your Beneficiary under the Contract and your retirement plan.

Continuation of the IncomeFlex Target Benefit under this Contract is subject to the following:

•	Your Income Base and Highest Birthday Value will not transfer to your surviving spouse. Rather, they will be reset based on the Contract Value at the time of your death.

•	The birthday of your surviving spouse will be used to determine:

•	the Highest Birthday Values under this Contract;

•	the Withdrawal Period for Annual Guaranteed Withdrawal Amounts;

•	the availability and amount of Step-Ups.

•

At the Lock-In Date, the age of your surviving spouse will be used to determine the availability and amount of the Annual Guaranteed Withdrawal Amount, as well as increases due to subsequent Purchase Payments.

•

If your surviving spouse remarries, he or she (1) will continue to be eligible to receive the Annual Guaranteed Withdrawal Amount, and (2) may elect the Spousal Benefit at the time of his or her Lock-In Date to extend the Annual Guaranteed Withdrawal Amount for the life of a new spouse.

EXCESS WITHDRAWALS – REQUIRED MINIMUM DISTRIBUTIONS

You may be required to withdraw more than your Annual Guaranteed Withdrawal Amount to satisfy required minimum distribution requirements under the Code (“RMD Requirements”). These withdrawals will not be treated as Excess Withdrawals, subject to the requirements that follow. As of the last Business Day in each calendar year (each a “RMD Calculation Date”), we will determine the amount you would need to take as a withdrawal to comply with the RMD Requirements during the next calendar year (each a “RMD Payment Year”). This determination is based solely on the sum of the Contract Value and the net actuarial value of our guarantees under the IncomeFlex Target Benefit on the RMD Calculation Date. Roth IRA Contract Owners are not subject to the required minimum distributions of the Code.

If the amount determined on the RMD Calculation Date is for an eligible spouse, the amount will be based on the assumption that the eligible spouse is a “spouse” for purposes of federal law. For more information, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?” Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner.

If the required minimum distribution (“RMD”) amount determined using these assumptions exceeds the Annual Guaranteed Withdrawal Amount on the RMD Calculation Date, then the difference between such RMD amount and the Annual Guaranteed Withdrawal Amount shall be the “RMD Value.” Withdrawals taken in the RMD Payment Year that would otherwise be Excess Withdrawals, shall be treated as Excess Withdrawals only to the extent they exceed the sum of the Annual Guaranteed Withdrawal Amount and the RMD Value. Any RMD Value remaining at the end of each RMD Payment Year shall expire and not increase the RMD Value in any subsequent RMD Payment Year.

Example – Treatment of Withdrawals Related to Required Minimum Distributions

Income Base	$200,000
Guaranteed Withdrawal Percentage	5.00%

Withdrawal Period	May 6, 2021 through May 5, 2022

Contract Value on April 12, 2021	$160,000

Contract Value on May 6, 2021	$146,000

Annual Guaranteed Withdrawal Amount	$10,000

Required Minimum Distribution Amount	$14,000 (for calendar year 2021)

RMD Value	$4,000 (for calendar year 2021)

Example 1 - Not an Excess Withdrawal (Withdrawal of the Annual Guaranteed Withdrawal Amount plus the RMD Value)

If $14,000 is withdrawn on April 12, 2021, then the following values would result:

•	$10,000 applied against the Remaining Guaranteed Withdrawal Amount (assumes that no Guaranteed Withdrawals have been yet taken for the current Withdrawal Period)

•	$4,000 applied against the RMD Value

•	Contract Value = $160,000 – $14,000 = $146,000

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000

If an additional $10,000 is withdrawn on May 6, 2021, then the following values would result:

•	Remaining Annual Guaranteed Withdrawal Amount for the current year = $10,000 – $10,000 = $0

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods remains $10,000

•	Contract Value = $146,000 – $10,000 = $136,000

Example 2 - An Excess Withdrawal (Withdrawal of an Amount Greater than the Annual Guaranteed Withdrawal Amount plus the RMD Value)

If $20,000 is withdrawn on April 12, 2021, then the following values would result:

•	$10,000 applied against the Remaining Guaranteed Withdrawal Amount (assumes that no Guaranteed Withdrawals have been yet taken for the current Withdrawal Period)

•	$4,000 applied against the RMD Value

•	$6,000 counts as an Excess Withdrawal

•	Reduction to Income Base = Excess Withdrawal ÷ Contract Value before Excess Withdrawal × Income Base = ($6,000 ÷ $146,000) × $200,000 = $8,219.18

•	Income Base = $200,000 – $8,219.18 = $191,780.82

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = 5% × new Income Base = 5% × $191,780.82 = $9,589.04

•	Contract Value = $160,000 – $20,000 = $140,000

INCREASE OF INCOME BASE AND ANNUAL GUARANTEED WITHDRAWAL AMOUNT – STEP-UP

Your Annual Guaranteed Withdrawal Amount may increase due to positive market performance in your Variable Investment Option. On each Birthday after Lock-In under this Annuity or following purchase of this Contract if you purchased this Contract after your Retirement Plan Lock-In Date, any Step-Up Amount, which represents any excess of the Contract Value over the Income Base, may increase the Income Base. If the Income Base is increased by the Step-Up Amount, then your Annual Guaranteed Withdrawal Amount immediately will increase by the amount equal to the product of (a) the Guaranteed Withdrawal Percentage, and (b) the amount of the increase in the Income Base. You may withdraw the additional Annual Guaranteed Withdrawal Amount in the Withdrawal Period during which the increase occurs, but you are not required to do so. The Income Base will increase by effect of the Step-Up Amount automatically, unless we increase the charge for the IncomeFlex Target Benefit.

If we increase the charge and you become eligible for a Step-Up, then you must choose whether or not to accept the increased charge. If you accept it, then the Income Base will increase by the amount of the Step-Up Amount and the higher charge will apply to the entire Contract Value, unless you affirmatively elect otherwise pursuant to the next paragraph.

We will provide you with 90 days notice that you are eligible for an increase in your Income Base and that by accepting the increase you will become subject to an increased IncomeFlex Target Benefit charge on the entire Contract Value. Unless you notify us in writing by the end of the 90 day period that you reject the increase of your Income Base resulting from the Step-Up Amount, we will consider you to have accepted the Step-Up Amount and the resultant increased charge. Any such increase in the IncomeFlex Target Benefit charge would be subject to the maximum charge limit set forth in the “Fee Table.” If you reject an increase in your Income Base, your rejection will be effective for that year only. Your rejection of the Step-Up Amount does not affect your eligibility for subsequent Step-Up Amounts.

Example – Step Up Calculation

Birthday	May 6

Annual Guaranteed Withdrawal Amount	$4,000

Contract Value as of May 5, 2021	$100,000

Guaranteed Withdrawal Percentage	5%

•	Step-Up Value = $100,000 × 5% = $5,000

•	Step-Up Value > Annual Guaranteed Withdrawal Amount ($5,000 > $4,000)

•	Annual Guaranteed Withdrawal Amount for future Withdrawal Periods = $5,000

OTHER IMPORTANT CONSIDERATIONS

•

If your Contract Value equals zero and your Annual Guaranteed Withdrawal Amount is greater than zero, we will pay you the Annual Guaranteed Withdrawal Amount in quarterly installments, unless you request another payment frequency.

•

Withdrawals made while the IncomeFlex Target Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under a retirement account. The IncomeFlex Target Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal. If you surrender your Contract, you will receive the current Contract Value, not the Income Base or Annual Guaranteed Withdrawal Amount.

•

The IncomeFlex Target Benefit is a standard feature of the Contract that guarantees your ability to withdraw amounts equal to a percentage of a notional Income Base. The IncomeFlex Target Benefit may not be appropriate for you if you are interested in maximizing the potential for long-term accumulation and tax deferral, rather than taking current withdrawals and ensuring a stream of income for life.

•

We impose a charge for the IncomeFlex Target Benefit, which you will begin paying as soon as you buy the Contract, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals.

•

You should consider carefully when to begin taking your Annual Guaranteed Withdrawal Amount withdrawals under the IncomeFlex Target Benefit. If you begin taking withdrawals as soon as the benefit allows, you may maximize the time during which you may take withdrawals due to longer life expectancy (although in general, the younger you are, the lower the Guaranteed Withdrawal Percentage that is applied to the Income Base).

•

Note that withdrawals are taken from your own Contract Value – we are only required to start using our own money to pay you the Annual Guaranteed Withdrawal Amount when and if your Contract Value is reduced to zero (so long as Excess Withdrawals have not reduced your Annual Guaranteed Withdrawal Amount to zero).

TERMINATION OF THE INCOMEFLEX TARGET BENEFIT AND WAITING PERIOD

If you terminate the IncomeFlex Target Benefit, any guarantee provided by the benefit will end as of the date the termination is effective.

The IncomeFlex Target Benefit terminates:

•	upon an Excess Withdrawal that causes the Contract Value to be zero;

•	upon the transfer of 100% of the Contract Value from an IRA and/or Roth IRA (the guarantees will be transferred to the receiving Contract);

•	upon your surrender of the Contract;

•	upon your death (or the death of you and your spouse, if the Spousal Benefit was elected);

•	upon a change in ownership of the Contract that changes the tax identification number of the Contract Owner other than in connection with a Spousal Benefit; or

•	upon your election to begin receiving Annuity Payments.

We cease imposing the charge for the IncomeFlex Target Benefit upon the effective date of the benefit termination for the events described above.

While you may terminate the IncomeFlex Target Benefit at any time, we may not terminate the benefit other than in the circumstances listed above. However, to the extent permitted by applicable law, we may increase related charges for Step-Up transactions at any time in the future.

Currently, if you terminate the IncomeFlex Target Benefit, you will only be permitted to re-elect the benefit in another of our contracts after 90 calendar days from the date the benefit was last terminated.

SECTION 4: HOW CAN I PURCHASE THE EMPOWER RETIREMENT SECURITY ANNUITY IX?

PURCHASE PAYMENTS

The initial Purchase Payment is the amount of money you give us to purchase the Contract. Unless we agree otherwise and subject to our rules, the minimum initial Purchase Payment is $30,000. If you elect a direct rollover of your Retirement Plan IncomeFlex Target Benefit into both an IRA and a Roth IRA, the minimum Purchase Payment of $30,000 must be met for each. You must get our prior approval for any initial Purchase Payment of $1 million or more, unless we are prohibited under applicable state law from insisting on such prior approval.

Currently, you must get our prior approval to make maximum aggregate Purchase Payments in excess of $2 million unless we are prohibited under applicable state law from insisting on such prior approval. We limit the maximum total Purchase Payments in any Contract year other than the first to $1 million absent our prior approval. Depending on applicable state law, other limits may apply. This Contract is issued as a nonqualified annuity. In order for it to be used to fund an IRA or Roth IRA, the Contract must be issued to a custodial account established as an IRA or Roth IRA.

To the extent permitted by law, we reserve the right to cease accepting new Purchase Payments under the Contract at any time. We will inform you of this action by issuing a supplement to this prospectus. You can make additional Purchase Payments of no less than $1 at any time during the Accumulation Phase. We reserve the right to reduce this minimum. Additionally, absent our prior approval, we may suspend your ability to make additional Purchase Payments during the time period that begins with either of the following: (a) the date of an Excess Withdrawal or (b) any withdrawal before the

Lock-In Date. The length of the suspension period is at our discretion. However, in applying any such suspension, we will not discriminate unfairly against any Participant, nor will the length of any suspension exceed 90 days. This restriction does not apply to additional Purchase Payments made through payroll deductions or scheduled loan repayments, if applicable. This restriction does apply to rollover transactions and lump sum loan repayments.

DISCONTINUANCE OF CONTRIBUTIONS

If allowed under applicable law, and with notice to you, we reserve the right in the future to cease permitting additional Purchase Payments. We will exercise the reservation of such right for all annuity purchasers in the same class in a non-discriminatory manner.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Variable Investment Option.

We will allocate your initial Purchase Payment to the Separate Account within two Business Days after we receive the Purchase Payment in Good Order at the Empower Care Center. If it is not received in Good Order, we may either return the Purchase Payment immediately, or retain it, generally for no more than two Business Days, but not to exceed five Business Days, while we try to reach you to obtain the necessary information. If we are unable to do so successfully, we will return the Purchase Payment to you within five Business Days. Once we obtain the required information, we will invest the Purchase Payment and issue the Contract within two Business Days. With respect to your initial Purchase Payment that is pending investment in the Separate Account, we may hold the amount temporarily in a suspense account, and may earn interest on such amount. You will not be credited with interest during that period.

An additional Purchase Payment will be priced as of the Business Day we receive the Purchase Payment in Good Order at the Empower Care Center.

At our discretion, we may give initial Purchase Payments (as well as transfers) received in Good Order by certain broker-dealers prior to the close of a Business Day the same treatment as they would have received had they been received at the same time at the Empower Care Center. Any such arrangements would be governed by the terms and conditions of a written agreement between us and the broker-dealer.

CALCULATING CONTRACT VALUE

The value of your Contract will go up or down depending on the investment performance of the Variable Investment Option. To determine the value of your Contract, we use a unit of measure called an Accumulation Unit. An Accumulation Unit works like a share of a mutual fund.

Every day we determine the value of an Accumulation Unit for the Variable Investment Option. We do this by:

1)	Adding up the total amount of money allocated to the investment option;

2)	Subtracting from that amount, insurance charges and any other applicable charges such as for taxes; and

3)	Dividing this amount by the number of outstanding Accumulation Units.

When you make a Purchase Payment to the Variable Investment Option, we credit your Contract with Accumulation Units of the Sub-account for the investment options you choose. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment allocated to an investment option by the Accumulation Unit Value of the Accumulation Unit for the investment option. We calculate the Accumulation Unit Value for the investment option after the New York Stock Exchange closes each day and then credit your Contract.

When you make a withdrawal from the Variable Investment Option, we debit your Contract with Accumulation Units of the Sub-account for the investment options you choose. The number of Accumulation Units debited to your Contract is determined by dividing the amount of the withdrawal allocated to an investment option by the Accumulation Unit Value of the Accumulation Unit for that investment option. We calculate the Accumulation Unit Value for the investment option after the New York Stock Exchange closes each day and then debit your Contract. The value of the Accumulation Units can increase, decrease, or remain the same from day to day.

We cannot guarantee that your Contract Value will increase or that it will not fall below the amount of your total Purchase Payments.

SECTION 5: WHAT ARE THE EXPENSES ASSOCIATED

WITH THE EMPOWER RETIREMENT SECURITY

ANNUITY IX?

There are charges and other expenses associated with the Contract that reduce the return on your investment. These charges and expenses are described below.

CHARGES IN GENERAL

This section describes the types of charges you may pay while you own this Contract, including the current and maximum allowable charges under the Contract. The current charges may vary by plan, and can be changed. Although a particular current charge can increase or decrease, it can never exceed the maximum charge amount. Additionally, the Company is not prohibited from increasing a charge (up to the maximum charge), simply because a particular charge is currently set at zero.

The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the Contract. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Contract.

ADMINISTRATIVE EXPENSE

We do not deduct nor do we reserve the right to deduct an administrative expense to cover certain administrative costs, like the cost of printing and mailing your certificate to you and other administrative expenses.

BASE CONTRACT EXPENSE

Each day, we make a deduction for the charges associated with the Base Contract Expense. The Base Contract Expense is comprised of two parts: the IncomeFlex Target Benefit and the mortality and expense fee.

The mortality and expense fee covers our expenses for mortality and expense risk, administration, marketing and distribution. The mortality risk portion of the charge is for assuming the risk that the Annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of Annuity Payments. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the Contract.

The IncomeFlex Target Benefit charge compensates us for the risk associated with our promise to pay lifetime income benefits, under the conditions described in this prospectus, even if your Accumulation Unit Value is reduced to zero.

The IncomeFlex Target Benefit charge equals, on an annual basis, the following percentages of the daily Contract Value:

	Current	Maximum
IncomeFlex Target Benefit (also referred to as the Base Contract Expense)	0.95%	1.50%

While we presently charge the percentage amount reflected in the “Current” column above, we have the right to increase this charge up to the percentage amount reflected in the “Maximum” column above, but we have no current intention to do so. We will give you written notice before increasing this charge.

Any increase in these IncomeFlex Target Benefit charges would apply only to Step-Up transactions after the effective date of the increase. Please see “Increase Of Income Base and Annual Guaranteed Withdrawal Amount - Step-Up” in Section 3, “What Are The Benefits Available Under The Contract?”

If the charges under the Contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. Any profits made from these charges may be used by us to pay for the costs of distributing the Contract.

SURRENDER CHARGE

There are no surrender charges in this product.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your Purchase Payment. We are responsible for the payment of these taxes and will not make a deduction from the value of the Contract to pay some or all of these taxes.

TRANSFER FEE

Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract. We do not currently charge, nor will we charge in the future, a transfer fee.

COMPANY TAXES

We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not include such income taxes in the tax charges you pay under the Contract.

In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account Annuity Contracts because (i) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) as described above, we do not currently include company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES

When you allocate a Purchase Payment to the Variable Investment Option, we in turn invest in shares of a corresponding underlying mutual fund. That fund charges fees and incurs operating expenses that are in addition to the Contract-related fees described in this section. Without regard to expense caps, the total fees and operating expenses of the Vanguard LifeStrategy Moderate Growth Fund is 0.13% annually. For additional information about fund fees, please consult the fund prospectus.

SECTION 6: HOW CAN I ACCESS MY MONEY?

You can access your money by:

•	Making a withdrawal (either partial or complete); or

•	Choosing to receive Annuity Payments during the Annuity Phase (annuitization). Please see Section 8, “What Kind Of Payments Will I Receive During The Annuity Phase? (Annuitization)”

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your Contract minus any applicable fees. We will calculate the value of your Contract and charges, if any, as of the date we receive your request in Good Order at the Empower Care Center. All withdrawals, including ones made after you have locked in your IncomeFlex Target Benefit reduce your Contract Value. For information on how withdrawals impact your IncomeFlex Target Benefit, please see Section 3, “What Are The Benefits Available Under The Contract?”

Participants may effect withdrawal requests through Prudential’s website, www.prudential.com. In addition, Participants may make withdrawal requests toll-free at (877) 778-2100 during our normal business hours, 8:00 a.m. to 9:00 p.m. Eastern Time, Monday through Friday, excluding holidays and days on which the New York Stock Exchange or Empower is closed for business (including emergency closings).

Participants may also complete a paper form to provide to Empower when requesting a distribution or loan, should the plan allow. Participants can obtain the paper form by calling (877) 778-2100. Participants can then send the completed form to the following address, or fax it to (866) 439-8602: 30 Scranton Office Park, Scranton, PA 18507. All requests will be processed on the Business Day they are received in Good Order.

The minimum amount that may be withdrawn is $250 or, if less, the Contract Value. We currently waive this minimum. We may begin to impose this minimum at any time in the future. We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in Good Order. Currently we only offer one Variable Investment Option under the Contract. If, in the future, we add additional Variable Investment Options, unless you specify otherwise, in writing, any partial withdrawal will be made proportionately from all of the Variable Investment Options you have selected.

Income taxes, tax penalties and certain restrictions also may apply to any withdrawal you make. For a more complete explanation, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will price your withdrawals received in Good Order at the end of the Business Day at the intervals you specify. We will continue at these intervals until you tell us otherwise. The minimum automated withdrawal amount you can make generally is $250. We currently waive this minimum. We may begin to impose this minimum at any time in the future.

Income taxes, tax penalties and certain restrictions may apply to automated withdrawals. For a more complete explanation, see Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity IX?”

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

•	The New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	Trading on the New York Stock Exchange is restricted;

•	An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the Accumulation Units; or

•	The SEC, by order, permits suspension or postponement of payments for the protection of Owners.

SECTION 7: WHAT INVESTMENT OPTIONS CAN I

CHOOSE?

Currently we only offer one Variable Investment Option under the Contract, the Vanguard LifeStrategy Moderate Growth Fund The current prospectus for the Vanguard LifeStrategy Moderate Growth Fund contains important information about the underlying mutual fund in which your Variable Investment Option invests. There are deductions from and expenses paid out of the assets of the fund that are described in the current prospectus for the fund. When you invest in a Variable Investment Option funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. For additional copies of the current underlying fund prospectus please call (877) 778-2100 or write us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507.

We may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract.

The Variable Investment Option that you select is your choice. We do not provide investment advice, nor do we recommend any particular Variable Investment Option. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Variable Investment Option.

VARIABLE INVESTMENT OPTION

The Variable Investment Option is a Sub-account that invests exclusively in a single portfolio. Please refer to “Appendix A: Portfolio Available Under The Contract” later in this prospectus for certain information regarding this portfolio, including (i) its name, (ii) its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, (iii) its investment adviser and any sub-adviser, (iv) current expenses and (v) performance. There is no guarantee that any portfolio will meet its investment objective. The portfolio has issued a prospectus that contains more detailed information about the portfolio. The prospectus for the portfolio can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.

This Contract offers a portfolio managed by The Vanguard Group, Inc.. Empower receives fees and payments from the portfolios. Empower has selected the portfolios for inclusion as investment options under this Contract in Empower’s role as the issuer of this Contract, and Empower does not provide investment advice or recommend any particular portfolio.

The fund underlying the Variable Investment Option under this Contract, the Vanguard LifeStrategy Moderate Growth Fund, is available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of the Vanguard LifeStrategy Moderate Growth Fund directly from a broker-dealer or mutual fund company, you will not pay contract or separate account charges, but you also will not have annuity options or insurance features available. Because of these additional contract and separate account charges, you should refer only to investment return information regarding the fund available through Empower or your plan, rather than to information that may be available through alternate sources.

PAYMENTS MADE TO EMPOWER

Respecting this Contract, the investment adviser, sub-adviser or distributor of the underlying portfolio may compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with variable annuity contracts. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker-dealer firms’ registered representatives, plan sponsors and participants, and creating marketing material discussing variable annuity contracts and the available options. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, sub-adviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors and the amounts of such payments may vary between and among each adviser, sub- adviser, and distributor depending on their respective participation.

TRANSFERS AMONG OPTIONS

Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options.

To the extent that we add additional Variable Investment Options, you are allowed to transfer money out of one Variable Investment Option into another. All transfers are subject to the terms and conditions set forth in this prospectus and the prospectus for each underlying portfolio. A transfer of this nature is not considered an additional Purchase Payment. The minimum transfer amount is the lesser of $250 or the total amount in the investment option from which the transfer is to be made. Currently, we waive this minimum transfer amount. We have the right to begin imposing this minimum transfer amount for any future transfers.

In general, your transfer request may be made by telephone, electronically, or otherwise in paper form to the Empower Care Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the Business Day on which it was received in Good Order by us, or by certain entities that we have specifically designated. Good Order includes receipt of all necessary information to ensure the transfer is permitted under and in compliance with the applicable retirement arrangement. Transfer requests that are not in Good Order will be valued on the Business Day that Good Order is determined. Transfer requests received after the close of the Business Day will take effect at the end of the next Business Day.

We do not currently charge, nor will we charge in the future, a transfer fee.

REDEMPTION FEES AND ABUSIVE TRADING PRACTICES

Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options. To the extent we add additional Variable Investment Options the following disclosure regarding frequent transfers among Variable Investment Options would apply:

The practice of making frequent transfers among Variable Investment Options in response to short-term fluctuations in markets, sometimes called “market timing” or “excessive trading,” can make it very difficult for a portfolio manager to manage an underlying mutual fund’s investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs or affect performance. For these reasons, the Contract was not designed for persons who make programmed, large or frequent transfers.

We consider “market timing” or “excessive trading” to be one or more trades into and out of (or out of and into) the same Variable Investment Option within a rolling 90 day period when each exceeds a certain dollar threshold. Automatic or system-driven transactions, such as contributions or loan repayments by payroll deduction, regularly scheduled or periodic distributions, or periodic rebalancing through an automatic rebalancing program do not constitute prohibited excessive trading and will not be subject to these criteria. In addition, certain investments are not subject to the policy, such as stable value funds, money market funds and funds with fixed unit values.

In light of the risks posed by “market timing” or “excessive trading,” we monitor transactions in an effort to identify such trading practices. Further, we have agreed with the managers of the underlying portfolio to implement their specific Frequent Trading Policy as described in their fund prospectus documents. In doing so, we reserve the right to limit the number of your transfers in any year, and to take the other actions discussed below. We also reserve the right to refuse any transfer request if: (a) we believe that market timing (as we define it) has occurred; or (b) we are informed by an underlying fund that transfers in its shares must be restricted under its policies and procedures concerning excessive trading.

In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific procedures:

•	Warning. Upon identification of activity that meets the market-timing criteria, a warning letter will be sent to you.

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Restriction. A second incidence of activity meeting the market timing criteria within a six month period will trigger a trade restriction. If permitted by the Contract and otherwise allowed by law, Empower will restrict you from trading through the internet, phone or facsimile for all investment options available. In such case, you will be required to provide written direction via standard (non-overnight) U.S. mail delivery for trades. The duration of a trade restriction is three months, and may be extended incrementally (three months) if the behavior recurs during the six month period immediately following the initial restriction.

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Action by an Underlying Fund. The prospectus for the portfolio describes any such policies and procedures. Under federal securities regulations, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and

(2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the portfolio. We reserve the right to impose any such restriction at the fund level, and all Participants under a particular Contract would be impacted. In addition, you should be aware that some portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios. Please refer to the underlying portfolio’s fund prospectus for more information on their market timing and excessive trading policies.

A portfolio also may assess a short-term trading fee in connection with a transfer out of the Variable Investment Option investing in that portfolio that occurs within a certain number of days following the date of allocation to the Variable Investment Option. Each portfolio determines the amount of the short-term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Contract Value.

Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

SCHEDULED TRANSACTIONS

Scheduled transactions include systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code and Annuity Payments. Generally, scheduled transactions in Good Order are valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be valued on the next Business Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and Annuity Payments only), the next Business Day falls in the subsequent calendar year, in which case the transaction will be valued on the prior Business Day.

VOTING RIGHTS

As stated above, all of the assets held in the Sub-accounts of the Separate Account are invested in shares of the corresponding portfolios. Empower is the legal owner of those shares. As such, Empower has the right to vote on any matter voted on at any shareholders meetings of the portfolios. However, as required by law, Empower votes the shares of the portfolios at any regular and special shareholders meetings the portfolios are required to hold in accordance with voting instructions received from investors. For purposes of voting rights, the investor is the person for whom the IRA was established.

The funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from investors are received, and any shares owned directly or indirectly by Empower, are voted in the same proportion as shares in the respective portfolio for which instructions are received. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund portfolio held within the Separate Account are legally owned by us, we intend to vote all of such shares when that underlying portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting,” it is possible that the votes of a small percentage of investors who actually vote will determine the ultimate outcome. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Empower to vote shares of the portfolios in its own right, it may elect to do so.

Generally, investors may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the portfolios. With respect to approval of the investment advisory agreement or any change in a portfolio’s fundamental investment policy, investors participating in such portfolios will vote separately on the matter, as required by applicable securities laws.

The number of portfolio shares for which an investor may give instructions is determined by dividing the portion of the value of the Separate Account derived from participation in a Sub-account, by the value of one share in the corresponding portfolio of the applicable fund. The number of votes for which the investor may give us instructions is determined as of the record date chosen by the Board of the applicable fund. We furnish the investor with proper forms and proxies to enable the investor to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Empower may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the fund’s portfolios, or to approve or disapprove an investment advisory contract for a portfolio. If we do disregard voting instructions, we will advise of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION

We may substitute the underlying mutual fund used by the Variable Investment Option. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. Moreover, any such substituted fund will have substantially similar investment objectives to those of the Vanguard LifeStrategy Moderate Growth Fund. You will be given specific notice in advance of any substitution we intend to make. Currently we only offer one Variable Investment Option under the Contract. In the future, we may add additional Variable Investment Options or cease to allow new investments in the underlying mutual fund or portfolio, provided that we will offer at least one Variable Investment Option under this Contract.

REPORTS TO YOU

We will send you, at least annually, reports showing as of a specified date the amounts credited to you in the Sub- account of the PRIAC Variable Contract Account A. We will also send annual and semi-annual reports for the applicable underlying portfolio.

SECTION 8: WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE ANNUITY PHASE? (ANNUITIZATION)

PAYMENT PROVISIONS

If you so choose, you may annuitize some or all of your Contract Value and can begin taking Annuity Payments, any time after the first Contract anniversary. We make the income plans described below available at any time before the Annuity Date. Annuity Options under the Contract define the frequency and duration of Annuity Payments. During the Annuity Phase, all of the Annuity Options under this Contract are fixed Annuity Options. This means that your participation in the Variable Investment Options ends on the Annuity Date. Generally, once the Annuity Payments begin, the Annuity Option cannot be changed and you cannot make withdrawals or surrender the Contract. We reserve the right to change the following annuity options in the future.

IN ADDITION TO THE ANNUITY OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT THE INCOMEFLEX TARGET BENEFIT OFFERS GUARANTEED INCOME IN THE FORM OF GUARANTEED WITHDRAWALS. THIS SECTION DOES NOT DESCRIBE THE INCOMEFLEX TARGET BENEFIT, WHICH IS NOT AN ANNUITY OPTION. PLEASE SEE SECTION 3, “WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?”

Option 1: Annuity Payments For A Period Certain

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The Annuity Payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the period certain. If the Annuitant dies during the Annuity Phase, payments will continue to the Beneficiary for the remainder of the period certain.

Option 2: Life Annuity With 10 Years Period Certain

Under this option, we will make Annuity Payments monthly, quarterly, semiannually, or annually as long as the Annuitant is alive. If the Annuitant dies before we have made 10 years’ worth of payments, we will continue to pay the Beneficiary the remaining payments of the 10 year period.

Other Annuity Options

We currently offer a variety of other Annuity Options not described above. At the time Annuity Payments are chosen, we may make available to you any of the fixed Annuity Options that are offered at your Annuity Date.

TAX CONSIDERATIONS

Your Contract will be held in a custodial account established as an IRA or Roth IRA. You should consider the required minimum distribution provisions of the Code when selecting your Annuity Option. Roth IRAs are not subject to the required minimum distributions of the Code during the owner’s lifetime.

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the Annuity Phase of the Contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (period certain annuities) or for the duration of the life of the Annuitant (and possibly co-annuitant) (life annuities). Certain assumptions are common to both period certain and life annuities. In each type, we assume that the value you apply at the outset toward your Annuity Payments earns interest throughout the payout period. If our current annuity purchase rates on the Annuity Date are more favorable to you than the guaranteed rates stated below, we will make payments based on those more favorable rates.

Assumptions that we use for period certain and life annuities differ, as detailed in the following overview:

Period Certain Annuities

Generally speaking, in determining the amount of each Annuity Payment under a period certain annuity, we start with the Contract Value and add interest assumed to be earned over the period certain. Using the interest in effect, we determine the benefit that can be supported during the guaranteed period such that the present value of the benefit payments equals the accumulated account balance. The life expectancy of the Annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a period certain that exceeds life expectancy.

Life Annuities

More variables affect our calculation of life Annuity Payments. Most importantly, we make several assumptions about the Annuitant’s or co-annuitant’s life expectancy. As stated above, we will pay you the more favorable benefit between that determined by applying current assumptions and that determined by applying minimum guarantee assumptions, which is referred to as the guaranteed annuity benefit.

Below are the minimum guarantee assumptions, subject to the requirements of state insurance law, that we use to determine the guaranteed annuity benefit:

•	2% Interest

•	8.25% Factor (A percentage if applied to the annuitized account balance would reflect an amount that may cover the expected cost to the Company for administering the payments.)

•	1950 Male Group Annuity Valuation Table, with age setback of 4.8 years plus one-fifth of the number of years from 1895 to the Annuitant’s year of birth

In addition, certain states may require the use of assumptions that produce a more favorable benefit. When these requirements apply, the more favorable benefit will be paid.

SECTION 9: WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE EMPOWER RETIREMENT

SECURITY ANNUITY IX?

The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. You should consult a qualified tax adviser for complete information and advice. The discussion includes a description of certain spousal rights under the Contract and under tax qualified plans.

This Contract may be purchased by custodial IRAs and Roth IRAs, which can hold other permissible assets other than the Contract. The terms and administration of the trust or custodial account in accordance with the laws and regulations are the responsibility of the applicable trustee or custodian.

The tax advantages available with this Contract may exist solely from its purchase through retirement accounts or accounts qualifying for federal tax benefits under section 408(a) and 408A of the Code. In contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contracts are not issued or purchased through one of these types of retirement accounts, the taxes on gains may not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax qualified plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax qualified account.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax favored Retirement Plans.

Currently, the Contract may be purchased for use in connection with IRAs, which are subject to Section 408(a) and 408A of the Code. This Contract is issued as a nonqualified annuity. In order for it to be used for an IRA or Roth IRA, the Contract must be issued to a custodial account established as an IRA or Roth IRA. This description assumes that you have satisfied the requirements for eligibility for these accounts.

You should be aware that tax favored plans such as IRAs generally provide Tax Deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional Tax Deferral benefits.

IRAs. When you purchase this Contract for use in an IRA, we will provide you with a copy of the prospectus and Contract. If the IRA is being established at the same time you purchase the Contract, an “IRA Disclosure Statement,” containing information about eligibility, contribution limits, tax particulars, and other IRA information will be delivered to you separately. In addition to this information (some of which is summarized below), the Code requires that you have a “revocation period” of seven days following receipt of the IRA Disclosure Statement to cancel the IRA funded by the Contract and receive a refund equal to the amount of your Purchase Payments. The revocation period runs concurrent with any free look period required by State law. During this “revocation period,” you can cancel the Contract by notifying us in writing, and you will receive a refund equal to the greater of your Purchase Payments or the Contract Value (as of the date you surrendered your Contract), less any applicable federal and state income tax withholding. After the revocation period ends, you may still cancel the Contract during the remaining free look period. See “Short Term Cancellation Right or ‘Free Look’” in Section 1, “What Is The Empower Retirement Security Annuity IX?” Please note this does not apply if you are not establishing an IRA at the same time you purchase the Contract.

Roth IRAs. When you purchase this Contract for use with a Roth IRA, we will provide you with a copy of the prospectus and Contract. If the Roth IRA is being established at the same time you purchase this Contract, a “Roth IRA Disclosure Statement,” containing information about eligibility, contribution limits, tax particulars, and other Roth IRA information will be delivered to you separately. In addition to this information (some of which is summarized below), the Code requires that you have a “revocation period” of seven days following receipt of the Roth IRA Disclosure Statement to cancel the Roth IRA funded by the Contract and receive a refund equal to the amount of your Purchase Payments. The revocation period runs concurrent with any free look period required by State law. During this “revocation period” you can cancel the Contract by notifying us in writing, and you will receive a refund equal to the greater of your Purchase Payments or the Contract Value (as of the date you surrendered your Contract), less any applicable federal and state income tax withholding. After the revocation period ends, you may still cancel the Contract during the remaining free look period. See “Short Term Cancellation Right or ‘Free Look’” in Section 1, “What Is The Empower Retirement Security Annuity IX?” Please note this does not apply if you are not establishing a Roth IRA at the same time you purchase the Contract.

Contribution Limits/Rollovers. Because of the way the Contract is designed, you may only purchase a Contract for an IRA and/or Roth IRA in connection with a “rollover” of amounts from a qualified Retirement Plan (see cover page of prospectus). You must make a minimum initial payment of $30,000 to purchase a Contract in connection with an IRA or Roth IRA. This minimum is greater than the maximum amount of any annual contribution allowed by law you may make to an IRA or Roth IRA. For 2023 the limit for an IRA is $6,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. Contribution limits for a Roth IRA are established as the same annual contribution limits reduced by any amounts you have contributed to an IRA for the contribution year. While contributions to an IRA may be deductible, subject to income limits, contributions to a Roth IRA cannot be deducted from your gross income.

The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “rollover” certain distributions from tax favored Retirement Plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. If you terminated employment and had an outstanding loan from your employer plan, any outstanding loan balance not paid back under plan rules after termination of employment becomes taxable in the year of default. Under the Tax Cuts and Jobs Act, for defaults related to termination of employment after 2017, an individual has until the due date of that year’s return (including extensions) to rollover the outstanding loan amount to an IRA or qualified employer plan. Once you buy the Contract, you can make regular IRA contributions (or Roth IRA contributions for a custodial Roth IRA) under the Contract (to the extent permitted by law and the Contract). An individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a), 403(b) or 457 (governmental) of the Code can directly rollover contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% additional tax for early distribution). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may rollover the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA.

Non-spouse beneficiaries can also rollover distributions from a tax favored Retirement Plan into an inherited IRA. Currently this Contract is not available to fund inherited IRAs or Roth IRAs. Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly rollover contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60 day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60 day deadline.

Distributions. Usually, the full amount of any distribution from an IRA (including a distribution from this Contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general income tax withholding rules described below. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

•	A 10% early withdrawal additional tax;

•	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

•	Failure to take a minimum distribution.

Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for IRAs and Roth IRAs, which is the responsibility of the Owner.

For Roth IRAs, only the earnings portion of distributions that are not qualified distributions are subject to income tax and the 10% early withdrawal additional tax. Distributions of amounts converted to a Roth IRA within five years of the conversion are also subject to the 10% additional tax, even though income tax is not due at the time of the distribution. The other penalties apply to the entire Roth account. “Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the Roth IRA attains age 59 1⁄2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA toa Roth IRA.

REQUIRED MINIMUM DISTRIBUTION PROVISIONS AND PAYMENT OPTION

When you hold the Contract under an IRA (or other tax favored plan), IRS required minimum distribution provisions must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 72 (or age 73 shall apply to distributions required to be made after December 31, 2022 for individuals who attain age 72 after such date) and must be made for each year thereafter. Roth IRAs are not subject to these required minimum distribution rules during the Owner’s lifetime. The amount of the payment from the IRA must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us within a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.

To determine the amount of any required minimum distributions the value of the Contract will be calculated based on the sum of the Contract Value and the net actuarial present value of any additional Death Benefits and benefits under the Contract. As a result, if amounts are distributed from the Contract to satisfy the required minimum distribution rules, the amount distributed may be larger than if the calculation were based on the Contract Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Contract and an increased amount of taxable income distributed to the Contract Owner, and a reduction of Death Benefits and the benefits of the IncomeFlex Target Benefit.

You can use the minimum distribution option to satisfy the IRS required minimum distribution rules for this Contract without either beginning Annuity Payments or surrendering the Contract. We will distribute to you this required minimum distribution amount, less any other partial withdrawals that you made during the year. Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similarly, if the IRA that includes the Contract has other investments, you can choose to satisfy your minimum distribution requirement from those investments.

CHARITABLE IRA DISTRIBUTIONS

Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A one-time election of up to $50,000 for qualified charitable distributions to certain split-interest entities is also permitted. These amounts will be indexed for inflation for taxable years beginning after 2023. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1⁄2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70 1⁄2; over (2) the total amount of reductions for all tax years preceding the current tax year.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS

Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. For an employee, IRA owner, or beneficiary who died prior to January 1, 2020, please consult your tax adviser regarding the applicable post-death distribution requirements.

This information provided below applies to an employee, IRA owner, or beneficiary who died after January 1, 2020. In addition, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

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Deaths before your required beginning date. If you die before your required beginning date, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death. An EDB (other than a minor child) can generally stretch distributions over their life or life expectancy if payments begin within one year of your death and continuing over the EDB’s remaining life expectancy after the EDB’s death. However, all amounts must be fully distributed by the end of the year containing the 10th anniversary of the EDB’s death. Special rules apply to minors and Beneficiaries that are not individuals. Additional special rules apply to surviving spouses, see “Spousal Continuation” below.

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Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Qualified Annuity must continue to be distributed over the longer of your remaining life expectancy and your designated beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your Beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors, EDBs who are older than the Owner, and Beneficiaries that are not individuals.

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Annuity payments. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Empower) in order to comply with the post-death distribution requirements.

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Other rules. The post-death distribution requirements do not apply if the employee or IRA owner elected annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the above requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). You may wish to consult a professional tax adviser about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, and the designated beneficiary had elected the lifetime payout rule or was under the at-least-as rapidly rule, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

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Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA, subject to the new rules under the regulations.

The post-death distribution requirements are complex and unclear in numerous respects. Treasury has issued proposed regulations that may impact these required minimum distribution requirements in the future. We reserve the right to make changes in order to comply with the proposed regulations, or once final regulations are published. Any such changes will apply uniformly to affected owners or Beneficiaries and will be made with such notice to affected Owners or Beneficiaries as is feasible under the circumstances. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Unless payments are being made in the form of an annuity, a Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

Until withdrawn, amounts in a qualified annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the required beginning date.

ADDITIONAL TAX FOR EARLY DISTRIBUTIONS

You may owe a 10% additional tax on the taxable part of distributions received from an IRA or Roth IRA.

Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59 1⁄2 or die;

•	generally the amount received is attributable to your becoming disabled; or

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the amount paid or received is in the form of substantially equal payments not less frequently than annually (Please note that substantially equal payments must continue until the later of reaching age 59 1⁄2 or five years. Modification of payments or additional contributions to the Annuity during that time period will generally result in retroactive application of the 10% additional tax).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on Annuity Payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

•	For any Annuity Payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules.

•	For all other distributions, we will withhold at a 10% rate.

We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes.

If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien) and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.

CARES ACT IMPACTS

In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans, including a 2020 Required Minimum Distribution waiver, plan loan relief and special rules that applied to coronavirus related distributions. While most provisions applied only to 2020, certain items impact future years as well.

Repayments of Coronavirus Related Distributions: Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs made at any time on or after January 1, 2020 and before December 31, 2020. Coronavirus related distributions are permitted to be recontributed to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions. The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for purposes of the Code, an IRA and Roth IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Contract. This information has to do primarily with the fees, charges, discounts and other costs related to the Contract, as well as any commissions paid to any agent selling the Contract.

Information about any applicable fees, charges, discounts, penalties or adjustments may be found in Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity IX?”

Information about sales of the Contract may be found in Section 10, “Other Information.” In addition, other relevant information required by the exemptions is contained in the Contract and accompanying documentation. Please consult your tax adviser if you have any additional questions.

ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts

Internal Revenue Service Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or a 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.

Civil Unions and Domestic Partnerships

U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

Please consult with your tax or legal adviser before electing the Spousal Benefit for a domestic partner or civil union partner.

SECTION 10: OTHER INFORMATION

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial. Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of variable annuity contracts and variable life insurance products we and our affiliates offer.

PIMS’s principal business address is 655 Broad Street, 19th Floor, Newark, New Jersey 07102. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the Financial Industry Regulatory Authority (FINRA).

The Contract is offered on a continuous basis. PIMS may enter into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Contract but are exempt from registration (firms). Applications for the Contract may be solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the Contract directly to potential purchasers.

Commissions may be paid to firms on sales of the Contract according to one or more schedules. The individual representative would receive a portion of the compensation, depending on the practice of his or her firm. Any commission would be generally based on a percentage of Purchase Payments, up to a maximum of 8%.

We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Contract. Commissions and other compensation paid in relation to the Contract do not result in any additional charge to you or to the Separate Account not described in this prospectus.

In addition, in an effort to promote the sale of our products (which may include the placement of Empower and/or the Contract on a preferred or recommended company or product list and/or access to the firm’s registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/ or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the Contract’s features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support;

and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements, if any, is provided in the SAI which is available upon request.

To the extent permitted by FINRA rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you not described in this prospectus. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or variable life insurance offered by different Prudential business units.

FINANCIAL STATEMENTS

The financial statements of Empower and the Separate Account are included in the SAI. For a free copy of the SAI, contact the Empower Care Center by calling (877) 778-2100, or writing to Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507.

LEGAL PROCEEDINGS

Empower is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Empower and proceedings generally applicable to business practices in the industry in which we operate. Empower may be subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Empower may also be subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Empower, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.

Empower’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Empower’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Empower’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Empower’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Empower’s financial position.

Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PIMS to perform its contract with the Separate Account; or Empower’s ability to meet its obligations under the Contracts.

ASSIGNMENT

This Contract must be used to fund an IRA, and therefore you generally may not assign the Contract during your lifetime. In all cases, the Contracts cannot be assigned without our written consent.

ADDITIONAL INFORMATION

Empower has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC’s principal office in Washington, D.C., upon payment of a prescribed fee.

The SAI is available from Empower without charge. The addresses and telephone numbers are set forth on the cover page of this prospectus.

HOW TO CONTACT US

You can contact the Empower Care Center by:

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calling (877) 778-2100 during our normal business hours, 8:00 a.m. to 9:00 p.m. Eastern Time, Monday through Friday, to speak with a customer service representative, or 24 hours per day to access our telephone automated response system.

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writing to us via regular or express mail at 30 Scranton Office Park, Scranton, PA 18507. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

•	accessing information via internet website at www.prudential.com.

You can obtain account information by calling our automated response system and at www.prudential.com. Our customer service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our internet website or through a customer service representative. You can authorize a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account, after the necessary legal documentation has been provided. We require that you or your representative provide proper identification before performing transactions over the telephone or through our internet website. This may include a Personal Identification Number (PIN). You may establish or change your PIN by calling our automated response system.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claim, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures. Empower does not guarantee access to telephonic, facsimile, internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, internet or any other electronic means are unavailable or delayed. Empower reserves the right to limit, restrict or terminate telephonic, facsimile, internet or any other electronic transaction privileges at any time.

APPENDIX A: PORTFOLIO AVAILABLE UNDER THE

CONTRACT

The following is the portfolio available under the Contract. More information about the portfolio is available in the prospectus for the portfolio, which may be amended from time to time. The prospectus for the portfolio can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.

The current expenses and performance information below reflects fee and expenses of the portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The portfolio’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard LifeStrategy Moderate Growth Fund Adviser: The Vanguard Group, Inc.	0.13%	-16.00%	3.58%	6.05%

APP A-1

Empower Care Center

30 Scranton Office Park

Scranton, PA 18507

This prospectus describes the important features of the Contract and provides information about Empower Annuity Insurance Company (“Empower,” the “Company,” “we,” “our,” or “us”) and the PRIAC Variable Contract Account A (the “Separate Account”). We have filed with the Securities and Exchange Commission (“SEC”) a Statement of Additional Information (“SAI”) that includes additional information about the Contract, Empower and the Separate Account. The SAI is incorporated by reference into this prospectus. The SAI is available from us, without charge, upon request. To request a copy of the SAI, to ask about your Contract, or to make other investor inquiries, please call (877) 778-2100. We file periodic reports and other information about the Contract and the Separate Account as required under the federal securities laws. Those reports and other information about us are available on the SEC’s website at http://www.sec.gov, and copies of reports and other information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov

Ed. MM-2023

EDGAR CONTRACT IDENTIFIER:

Empower Retirement Security Annuity III

Empower Retirement Security Annuity VII

Empower Retirement Security Annuity IX

Statement Of Additional Information: MM/DD, 2023

The Empower Retirement Security Annuity III, the Empower Retirement Security Annuity VII, and the Empower Retirement Security Annuity IX (the “Contracts”) are flexible premium deferred annuities (the “Annuity” or “Contract”) offered by Empower Annuity Insurance Company (“Empower,” the “Company,” “we,” “our,” or “us”), a stock life insurance company that is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“Great-West”). The Contracts are funded through the PRIAC Variable Contract Account A (the “Account”).

This Statement of Additional Information (“SAI”) is not a prospectus. The prospectuses for the Contracts contain information that you should consider before investing. To obtain copies of the prospectuses, without charge, you can write to the Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507, or contact us by telephone at (877) 778-2100. We do not incorporate by reference any information to this SAI. Capitalized terms used in the SAI that are not otherwise defined shall have the meanings given in the prospectuses for the Contracts.

FOR FURTHER INFORMATION CALL 1-877-778-2100 OR VISIT: WWW.PRUDENTIAL.COM

Empower Retirement Security Annuity III Prospectus Dated: May 1, 2023

Empower Retirement Security Annuity VII Prospectus Dated: May 1, 2023

Empower Retirement Security Annuity IX Prospectus Dated: MM/DD, 2023

Statement of Additional Information Dated: MM/DD, 2023

Empower Annuity Insurance Company	Empower Care Center
280 Trumbull Street	30 Scranton Office Park
Hartford, CT 06103	Scranton, PA 18507
Telephone: (860) 534-2000	Telephone: (877) 778-2100

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Company

Empower Annuity Insurance Company (“Empower,” the “Company,” “we,” “our,” or “us”) is a stock life insurance company incorporated under the laws of Connecticut in 1981. It is authorized to do business in the District of Columbia and all states. The Company issues group and individual annuities and other insurance contracts.

The Company was formerly known as the Prudential Retirement Insurance and Annuity Company. (“PRIAC”). Until April 1, 2022, PRIAC was a subsidiary of Prudential Financial, Inc. (“PFI”).

On July 21, 2021, Great-West Life & Annuity Insurance Company (“Great-West”) and PFI announced a strategic transaction whereby, among other things, Great-West would acquire all of the outstanding shares of PRIAC (the “Transaction”). The Transaction closed April 1, 2022. Upon the closing of the Transaction, PRIAC, previously a subsidiary of PFI, became a subsidiary of Great-West. On or about October 1, 2022: (1) Great West changed its name to Empower Insurance Annuity Company of America; and (2) PRIAC changed its name to Empower Annuity Insurance Company in its domicile state. The name change from PRIAC to Empower Annuity Insurance Company is not yet approved in all fifty states.

No related company has any legal responsibility to pay amounts that Empower may owe under the Contract. Among other things, this means if you begin taking Annual Guaranteed Withdrawal Amount payments under the IncomeFlex Target Benefit and the value of that benefit exceeds your current Contract Value, you would rely solely on the ability of Empower Annuity Insurance Company to make payments under that benefit out of its own assets.

PRIAC Variable Contract Account A

PRIAC Variable Contract Account A, also referred to as the “Separate Account,” was established by us under Connecticut Insurance Law on October 6, 2006, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The Separate Account holds the assets that are associated with certain variable annuity contracts we offer.

The assets of the Separate Account are held in the name of Empower and legally belong to us. Income, gains, and losses, whether or not realized, for assets allocated to the Separate Account, are, in accordance with the applicable Contracts, credited to or charged against the Separate Account without regard to other income, gains, or losses of Empower. Empower segregates the Separate Account assets from all of its other assets. Thus, such assets that are held in support of client accounts are not chargeable with liabilities arising out of any other business Empower conducts. However, all obligations under the Contract are Empower’s general corporate obligations.

Principal Underwriter

Prudential Investment Management Services LLC (“PIMS”), an indirect wholly-owned subsidiary of PFI, offers the Contract on a continuous basis through corporate office and regional home office associated persons in those states in which the Contract may be lawfully sold. PIMS may also offer the Contract through licensed insurance brokers and agents, provided that clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

During 2022, 2021, and 2020, no payments were made to PIMS for its services as principal underwriter.

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PIMS may pay commissions to broker-dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, PIMS may pay trail commissions to registered representatives who maintain an ongoing relationship with a Contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

The Empower Retirement Security Annuity IX is only available to participants who actively participated in the IncomeFlex Target group annuity contract of their Retirement Plan who want to transfer or “roll over” their group annuity IncomeFlex Target account value to the IRA version of that Retirement Plan’s group annuity contract. Empower Retirement Security Annuity IX is currently open for investors to roll over their account value from the group annuity version of IncomeFlex Target in their plan and is currently accepting new contributions. Empower Annuity Insurance Company reserves the right to discontinue new and additional contributions to Empower Retirement Security Annuity IX at any time.

Payments Made To Promote Sale Of Our Products

In an effort to promote the sale of our products (which may include the placement of Empower or PIMS on a preferred or recommended company or product list and/or access to the firm’s registered representatives), we or PIMS may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Contract’s features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm’s registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PIMS may pay which are broadly defined as follows:

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Percentage Payments based upon “Assets Under Management” or “AUM”: This type of payment is a percentage payment that is based upon the total amount held in all Empower products that were sold through the firm (or its affiliated broker-dealers).

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Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as Purchase Payments under Empower annuity products sold through the firm (or its affiliated broker-dealers).

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Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker- dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

Other Service Providers

We generally conduct our operations through staff employed by us or entities we have contracted with as service providers. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by us may change over time. Non-affiliated entities that could be deemed service providers to the Separate Account, with respect to the Contract, consist of the following: Broadridge Investor Communication Solutions, Inc. (proxy services, regulatory mailing fulfillment vendor, prospectuses, etc.) located at 51 Mercedes Way, Edgewood, NY 11717 and 1155 Long Island Avenue, Edgewood, NY 11717; Donnelley Financial Solutions (printing semi-annual and annual reports, supplements and prospectuses) located at 1905 Horseshoe Road, Lancaster, PA 17602, 391 Steel Way, Lancaster, PA 17601 and 215 County Avenue, Secaucus, NJ 07094; EDM Americas Inc. (mail handling and records management) located at 10 E.D. Preate Drive, Moosic, PA 18507; ExlService Philippines, Inc. (call center operations) located at 9th Floor 2Quad Building Cardinal Rosales Avenue corner Sumilon Road Cebu Business Park Cebu City 6000 Philippines and 6F, One ECOM Center Mall of Asia Complex Harbor Drive

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Pasay City 1308 Manila Philippines and ExlService South Africa (PTY) Ltd. located at 12th Floor, Portside Building, Bree Street, Cape Town, South Africa 8001; State Street Bank – Kansas City (custodian and fund accountant) located at 801 Pennsylvania Avenue, Kansas City, MO 64105; and Tata Consultancy Services Ltd. (administrative processing) located at TRIL IT4 - Malad-STP, Infinity IT Park, Gen. A. K. Vaidya Marg, Dindoshi, Malad - East, Mumbai - 400097 India.

Determination Of Accumulation Unit Values

The value for each Accumulation Unit is computed as of the end of each Business Day. On any given Business Day the value of an Accumulation Unit in each Sub-account will be determined by multiplying the value of an Accumulation Unit of that Sub-account for the preceding Business Day by the unit change factor for that Sub-account for the current Business Day. The unit change factor for any Business Day is determined by dividing the current day net asset value (“NAV”) for fund shares by the NAV for fund shares on the preceding Business Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and adjusting the result for the daily equivalent of the annual charge for all Base Contract Expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of the fund held by that Sub-account by the NAV of each share, and adding the value of the dividends declared by the fund but not yet paid.

Misstatement of Age - Annuity Payments

If there has been a misstatement of the age of any person, or any other relevant facts upon whose life Annuity Payments are based, then we will make adjustments to conform to the facts. As to Annuity Payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

Misstatements And Corrections Affecting The IncomeFlex Target Benefit

If we discover that your age, your spouse’s age or any other fact pertaining to our guarantees under the IncomeFlex Target Benefit was misstated, or we discover a clerical error, then, to the extent permitted by applicable law, we will make adjustments to any fees, guarantees or other values under this Annuity to reasonably conform to the facts following our established procedures, which shall be applied on a uniform basis.

Cyber Security And Business Continuity Risks

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.

The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

5

Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the NAV with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

Federal Tax Status

Other Tax Rules

1. Diversification

The Internal Revenue Code provides that the underlying investments for the Variable Investment Options must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the Variable Investment Options for the Contract meet these diversification requirements.

2. Investor Control

Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

3. Entity Owners

When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a tax deferred annuity or individual retirement plan or contracts that provide for immediate annuities.

6

4. Generation-Skipping Transfers

If you transfer your Contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1⁄2 years younger than you, there may be generation-skipping transfer tax consequences.

Financial Statements

The financial statements for the Company should be distinguished from the financial statements of the Separate Account, both of which are included herein, and should be considered only as a bearing upon the ability of the Company to meet its obligations under the Contract.

The statutory financial statements of Empower Annuity Insurance Company (formerly known as Prudential Retirement Insurance and Annuity Company) as of December 31, 2021 and 2020 and for each of the two years in the period ended December 31, 2021 and the financial statements of each of the Sub-accounts of PRIAC Variable Contract Account A for the period ended December 31, 2021 included in this SAI have been audited by [XX], an independent registered public accounting firm. [XX’s] principal business address is [XX].

Independent Registered Public Accounting Firm

The financial statements and financial highlights for the year ended December 31, 2022 of each of the Sub-accounts of PRIAC Variable Contract Account A of Empower Annuity Insurance Company (formerly known as Prudential Retirement Insurance and Annuity Company) have been included in this Statement of Additional Information in reliance upon the report of [XX], an independent registered public accounting firm, and in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

[XX], serves as the PRIAC Variable Contract Account A’s independent registered public accounting firm.

Independent Auditor

The statutory-basis financial statements for the year and period ended December 31, 2022 of Empower Annuity Insurance Company (formerly known as Prudential Retirement Insurance and Annuity Company), included in this Statement of Additional Information in the Registration Statement, have been audited by [XX], an independent auditor, as stated in their report. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.

7

PART C

OTHER INFORMATION

ITEM 27. EXHIBITS

(a)

Resolution of the Board of Directors of Prudential Retirement Insurance and Annuity Company authorizing establishment of the PRIAC Variable Contract Account A. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(b)	N/A

(c)

Distribution Agreement between Prudential Investment Management Services LLC (Underwriter) and Prudential Retirement Insurance and Annuity Company (Depositor). Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(d)

(1) Variable Annuity Contract. Incorporated by reference to Post- Effective Amendment 16 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on October 19, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) Active Life Certificate (IRA). Incorporated by reference to Post- Effective Amendment 16 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on October 19, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(3) Active Life Certificate (Roth IRA). Incorporated by reference to Post- Effective Amendment 16 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on October 19, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(4) Group Variable Annuity Certificate Rider. Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on October 24, 2013 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(5) Active Life Certificate Rider. Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on April 14, 2014 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(e)

Application form for the Contract. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on September 16, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(f)

(1) Articles of Incorporation of Prudential Retirement Insurance and Annuity Company, as amended March 31, 2004. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) By-laws of Prudential Retirement Insurance and Annuity Company, as amended June, 2006. Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed via EDGAR on May 4, 2010 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(3) Articles of Incorporation of Prudential Retirement Insurance and Annuity Company, as amended October 3, 2022. Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement No. 333-170345, filed on April 28, 2023 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(g)	N/A

(h)

(1) Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Management Services LLC and Prudential Investments LLC. Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed via EDGAR on May 4, 2010 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(2) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Management Services LLC and Prudential Investments LLC. Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on September 16, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(3) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Management Services LLC and Prudential Investments LLC. Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on April 15, 2013 on behalf of the PRIAC VARIABLE ACCOUNT A.

(4) Trust Agreement. Incorporated by reference to Pre-Effective No. 2 to Form N-4 Registration Statement No. 333-139334, filed via EDGAR on April 25, 2007 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(5) Amendment to Fund Participation and Information Sharing Agreement among Prudential Retirement Insurance and Annuity Company, Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 3, Prudential Investment Portfolios 5, Prudential Investment Management Services LLC and PGIM Investments LLC. Incorporated by reference to Post-Effective Amendment No.15 to Form N-4 Registration Statement No. 333-162553, filed via EDGAR on April 14, 2021 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(6) Information Sharing Agreement between The Vanguard Group, Inc. and The Prudential Insurance Company of America (and affiliates). Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement No. 333-170345, filed via EDGAR on February 19, 2020 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(7) Fund Participation Agreement between Connecticut General Life Insurance Company; CIGNA Financial Advisors, Inc.; Vanguard Balanced Index Fund, Inc.; Vanguard Quantitative Fund, Inc.; Vanguard/Wellington Fund, Inc.; and The Vanguard Group, Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement No. 333-170345, filed April 14, 2020 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(8) Defined Contribution Clearance and Settlement Agreement between The Vanguard Group, Inc. and Prudential Retirement Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement No. 333-162553, filed December 28, 2011 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(9) Addendum to Defined Contribution Clearance and Settlement Agreement between The Vanguard Group, Inc. and Prudential Retirement Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement No. 333-162553, filed April 13, 2012 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(10) Amendment to the Defined Contribution Clearance and Settlement Agreement between The Vanguard Group, Inc. and Prudential Retirement Insurance and Annuity Company. Incorporated by reference to Post-Effective Amendment No. 23 to Form N-4 Registration Statement No. 333-170345, filed April 28, 2023 on behalf of the PRIAC VARIABLE CONTRACT ACCOUNT A.

(i)	N/A

(j)	N/A

(k)	Consent and Opinion of Michele Drummey, Assistant General Counsel, as to the legality of the securities being registered. Filed herewith.

(l)	(1) Written consent of Deloitte & Touche LLP. To be filed in subsequent 485(b) filing.

(2)	Written consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. To be filed in subsequent 485(b) filing.

(m)	N/A

(n)	N/A

(o)	N/A

(p)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing. Filed herewith.

(q)	N/A

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Empower Annuity Insurance Company are listed below:

Name and Principal Business Address	Position and Offices with Depositor
Richard Linton (2)	Director & Chairman
Jonathan Kreider (1)	Director & Senior Vice President
Mary Maiers (1)	Director & Vice President
Tina Wilson (1)	Director & Senior Vice President
Harry Dalessio (3)	Director & Senior Vice President
Christine Moritz (1)	President & Chief Executive Officer
Kara Roe (1)	Chief Financial Officer & Controller
Jack Brown (1)	Chief Investment Officer
Ken Schindler (1)	Chief Compliance Officer
Kelly Noble (1)	Chief Legal Officer & General Counsel
Zach Meier (1)	Legal Risk Officer
Vanessa Baker (1)	Treasurer & Vice President
Galin Mitchener (1)	Appointed Actuary
Ryan Logsdon (1)	Secretary
Steven Butzine (1)	AML Officer
Douglas Peterson (1)	Entity CSO
Jeffrey Boschen (4)	Vice President
Douglas McIntosh (3)	Vice President
Regina Mattie (1)	Vice President
Jennifer Nyhouse (1)	Vice President
Jonathan Bartholomew (3)	Vice President
Monica Oswald (1)	Vice President
Jacob Cannon (1)	Head of Commercial Mortgage Lending
Tad Anderson (1)	Head of Corporate Bond Investments

(1) 8515 E. Orchard Road, Greenwood Village, CO 80111

(2) 100 Federal Street 18th Floor, Boston, MA 02110

(3) 280 Trumbull Street, Hartford, CT 06103

(4) 11500 Outlook Street, Overland Park, KS 66211

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Empower Annuity Insurance Company (“Empower”), a corporation organized under the laws of Connecticut, is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWLA”), a stock life insurance company organized under the laws of Colorado. GWLA is an indirect subsidiary of Power Corporation of Canada.

Empower may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: PRIAC Variable Contract Account A, CIGNA Variable Annuity Separate Account I.

In addition, Empower and the Registrant may be deemed to be under common control with other entities that are direct or indirect subsidiaries of Power Corporation of Canada.

Organizational Chart – December 31, 2022

I	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust

99.999% - Pansolo Holding Inc.

51.30% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2022, 612,219,731 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 54,860,866 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 1,160,828,391.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 54,715,456 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 595,517,952 or 51.3011% of the total voting rights attached to the shares of PCC.

II	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a voting interest in the following entities:

A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada

100.0% - Power Financial Corporation

66.561% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC

100.0% - Great-West Services Singapore I Private Limited

100.0% - Great-West Services Singapore II Private Limited

99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)

1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)

100.0% - Empower Holdings, Inc.

100.0% - Empower Annuity Insurance Company of America (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Empower Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)

100.0% - Empower Advisory Group, LLC

100.0% - Empower Financial Services, Inc.

100.0% - Great-West Life & Annuity Insurance Company of South Carolina

100.0% - Empower Retirement, LLC

100.0% - Empower Capital Management, LLC

100.0% - Empower Trust Company, LLC

100.0% - Lottery Receivable Company One LLC

100.0% - LR Company II, L.L.C.

100.0% - Empower Plan Services, LLC

100.0% - Empower Insurance Agency, LLC

100.0% - Global Portfolio Strategies, Inc.

100.0% - Prudential Bank & Trust FSB

100.0% - Empower Annuity Insurance Company

100.0% - Comosa Reit, Corp.

100.0% - TBG Insurance Services Corporation

100.0% MC Insurance Agency Services, LLC

50.0% - Mullin TBG Insurance Agency Services, LLC (50.0% owned by MC Insurance Agency Services, LLC)

100.0% - Empower Personal Capital, LLC

100.0% - Personal Capital Corporation

100.0% - Personal Capital Advisors Corporation

100.0% - Personal Capital Services Corporation

99.99% - CL US Property Feeder II LP (0.01% owned by GWLRA GP LLC)

100.0% - Empower Securities Holdings, LLC

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada

100.0% - Power Financial Corporation

66.561% - Great-West Lifeco Inc.

100.0% - Great-West Financial (Nova Scotia) Co.

100.0% - Great-West Lifeco U.S. LLC

99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)

100.0% - Great-West Lifeco U.S. Holdings, LLC

1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)

100.0% - Putnam Investments, LLC

100.0% - Putnam Acquisition Financing, Inc.

100.0% - Putnam Acquisition Financing LLC

100.0% - Putnam U.S. Holdings I, LLC

20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)

100.0% - Putnam Investment Management, LLC

100.0% - Putnam Fiduciary Trust Company, LLC

100.0% - Putnam Investor Services, Inc.

100.0% - Putnam Retail Management GP, Inc.

1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)

99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)

100.0% - PanAgora Holdings, Inc.

80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)

100.0% - Putnam Investment Holdings, LLC

100.0% - 37 Capital Structured Credit General Partner, LLC

100.0% - Savings Investments, LLC

100.0% - Putnam Capital, L.L.C.

100.0% - 37 Capital General Partner, LLC

100.0% - 37 Capital Bluescale General Partner, LLC

100.0% - 37 Capital Private Mortgage II General Partner, LLC

100.0% - Putnam Advisory Holdings II, LLC

100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Japan Co., Ltd.

100.0% - Putnam International Distributors, Ltd.

100.0% - Putnam Investments Argentina S.A.

100.0% - Putnam Investments Limited

100.0% - The Putnam Advisory Company, LLC

100.0% - Putnam Advisory Holdings, LLC

100.0% - Putnam Investments Canada ULC

C.	The Canada Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada

100.0% - Power Financial Corporation

66.561% - Great-West Lifeco Inc.

100.0% - Great-West Lifeco LRCN Trust

100.0% - Great-West Lifeco U.S. LLC

100.0% - Great-West Lifeco US Finance 2019 I, LLC

100.0% - Great-West Lifeco US Finance 2019 II, LLC

100.0% - Great-West Lifeco Finance 2019, LLC

100.0% - Great-West Lifeco Finance 2019 II, LLC

100.0% - GW Lifeco U.S. Finance 2020, LLC

100.0% - Empower Finance 2020, LLC

1.0% - Great-West Lifeco U.S. Finance 2020 LP (99.0% owned by Great-West Lifeco, Inc.)

1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco, Inc.)

1.0% - Empower Finance 2020, LP (99.0% owned by Great-West Lifeco, Inc.)

99.0% - Great-West Lifeco U.S. Finance 2020, LP (1.0% owned by Great-West Lifeco U.S. LLC)

100.0% - GW Lifeco US Finance 2020 5 Year, LLC

99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)

100.0% - Great-West Lifeco Finance 2018, LLC

100.0% - Great-West Lifeco Finance 2018 II, LLC

99.0% - Empower Finance 2020, LP (1.0% owned by Great-West Lifeco U.S. LLC)

100.0% - Empower Finance 2020 A, LLC

100.0% - Empower Finance 2020 B, LLC

100.0% - Empower Finance 2020 C, LLC

99.0% - Great-West Lifeco US Finance 2019, LP (1.0% owned by 2142540 Ontario Inc.)

100.0% - Great-West Lifeco US Finance 2019, LLC

100.0% - Empower Finance UK 2021 Limited

100.0% - Empower Finance Swiss 2021 GmbH

18.5% - Portag3 Ventures LP

29.3% - Springboard II LP

33.3% - Portag3 Ventures II Affiliates LP

33.3% - Portag3 Ventures II LP

33.3% - Portag3 Ventures II International Investments Inc.

100.0% - 2142540 Ontario Inc.

100.0% - 2023308 Ontario Inc.

40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.

99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)

40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Canada Life Assurance Company)

100.0% Great-West Lifeco Finance 2017, LLC

100.0% - 2142540 Ontario Inc.

1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)

1.0% - Great-West Life US Finance 2019 LP (99% owned by Great-West Lifeco Inc.)

100.0% - 6109756 Canada Inc.

100.0% - 6922023 Canada Inc.

100.0% - 8563993 Canada Inc.

20.0% - 11249185 Canada Inc.

20.0% - Armstrong LP (1.0% owned by 11249185 Canada Inc.)

100% - Northleaf Capital Group Ltd.

100% - Northleaf Capital Partners Ltd.

100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.

100% - Northleaf Mid-Market Infrastructure Partners GP Ltd.

100% - Northleaf SH288 GP Ltd.

100% - Northleaf Geothermal Holdings (Canada) GP Ltd.

100% - NSPC-L Holdings II GP Ltd.

49% - Northleaf Private Equity VIII GP Ltd.

100% - Northleaf Small Cell GP Ltd.

100% - NCP Terminals GP Ltd.

100% - Northleaf NICP III GP LLC

100% - Northleaf Music Copyright Ventures GP Ltd.

100% - NCP NWP US GP Ltd.

40% - Northleaf NICP III GP Ltd.

100% - NCP US Terminals GP LLC

100% - NCP Canadian Breaks GP LLC

100% - Northleaf Vault Holdings GP Ltd.

100% - NSPC-L GPC Ltd.

100% - NCP CSV Holdings GP Ltd.

100% - Northleaf Capital Advisors Ltd.

100% - Northleaf/PRD Holdco GP Ltd.

100% - Northleaf/PRD GP Ltd.

100% - Northleaf Trustees Limited

100% - Northleaf NVCF Holdings Ltd.

100% - Northleaf PE GP Ltd.

100% - Northleaf 2013-2014 Holdings Ltd.

100% - Northleaf PE GP Ltd.

100% - NCP 2015 Canadian Holdings Ltd.

100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Capital Partners (Australia) Pty Ltd.

100% - Northleaf Capital Partners (UK) Limited

49% - Northleaf NICP GP Ltd.

49% - Northleaf NICP II GP Ltd.

100% - Northleaf Class C Holdings GP Ltd.

100% - Northleaf Capital Partners (USA) Inc.

100% - Annex Fund GP Ltd.

100% - Northleaf Capital Partners GP Ltd.

49% - Northleaf NICP Holdings GP Ltd.

100% - SW Holdings GP Ltd.

100% - Northleaf South Dundas GP Ltd.

100% - Northleaf NICP III Canadian Class C Holdings Ltd.

100% - Northleaf Millenium Holdings (US) GP Ltd.

100% - Northleaf Millennium Holdings (Canada) GP Ltd.

100% - Northleaf 1608 II Holdings Ltd.

100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017-2018 PE Holdings Ltd.

100% - Northleaf 1855 Holdings Ltd.

49% - Northleaf Star Holdings GP Ltd.

100% - Northleaf Star GPC Ltd.

49% - Northleaf Private Credit GP Ltd.

100% - NPC GPC Ltd.

100% - Northleaf NPC I Holdings Ltd.

100% - Northleaf Lal Lal Holdings GP Ltd.

100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.

100% - NPC II GPC Ltd.

100% - NSPC GPC Ltd.

49% - NSPC GP Ltd.

49% - NSPC-L GP Ltd.

49% - NSPC-L Holdings GP Ltd.

49% - NPC I Holdings GP Ltd.

49% - Northleaf Private Credit II GP Ltd.

49% - Northleaf NCO GP Ltd.

100% - Northleaf NICP III Holdings Ltd.

100% - Northleaf CFOF Class C 2019 Ltd.

100% - Northleaf 010 II Holdings Ltd.

100% - NSPC International GP Ltd.

100% - NSPC-L International GP Ltd.

100% - Northleaf NCO Holdings Ltd.

100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.

63.17% - Northleaf Capital Holdings Ltd.

100% - Northleaf PE Holdings GP Ltd.

100% - Northleaf Capital Partners GP II Ltd.

49% - Northleaf NICP II Holdings GP Ltd.

100.0% - The Canada Life Assurance Company (NAIC #80659, MI)

99.9999% - CLUS CDN-LP (0.0001% owned by 4362014 Nova Scotia Company)

100.0% - Great-West US RE Holdings, Inc.

100.0% - CL Burlingame, LLC

10.0% - PGEW Burlingame, LLC

100.0% - EW PG – Airport Owner, LLC

100.0% - CL 25 North LLC

10.0% - 25 North Investors, LLC

100.0% - 25 North Investors SPE1, LLC

100.0% - 25 North Investors SPE3, LLC

100.0% - 25 North Investors SPE4-9, LLC

100.0% - Great-West US RE Acquisition, LLC

100.0% - EW GP Fund I LLC

100.0% - CL EVOX LLC

10.0% - EVOX Holdings LLC

100.0% - EVOX Holdings II LLC

100.0% - EVOX NJ Edison 65 LLC

100.0% - EVOX TRS LLC

100.0% - EVOX TN Smyrna 2699 LLC

100.0% - EVOX TX Sugar Land 12510 LLC

100.0% - EVOX OR Hillsboro 3550 LLC

100.0% - EVOX CA Oceanside 4665 LLC

100.0% - EVOX CA Fremont 43990 LLC

100.0% - EVOX AZ Chandler 800 LLC

100.0% - EVOX AZ Chandler Airpark LLC

100.0% - EVOX CO Centennial LLC

99.99% - CL US Property Feeder I LP (0.01% owned by GWLRA GP LLC)

41.2% - GWL THL Private Equity I Inc. (58.8% owned by The Canada Life Insurance Company of Canada)

100.0% - GWL THL Private Equity II Inc.

23.0% - Great-West Investors Holdco Inc. (77% owned by The Canada Life Assurance Company)

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)

100.0% - T.H. Lee Interests

100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)

100.0% - T.H. Lee Interests

77.0% - CDN US Direct RE Holdings Ltd. (23% owned by The Canada Life Insurance Company of Canada)

100.0% - Great-West US Direct Residential Holdings Inc.

100.0% - GWL Direct 425 Trade LLC

100.0% - GWL Direct 4471 + 4433 42nd LLC

100.0% - GWL Direct 32 Cambridge LLC

100.0% - Great-West US Direct RE Holdings Inc.

100.0% - GWL Direct 650 Almanor LLC

100.0% - GWL Direct 345 Cessna LLC

100.0% - GWL Direct 1925 Grove LLC

100.0% - CL GFP LLC

10.0% - GFP CL Holdings LLC

100.0% - GFP CL Maspeth 55-30, LLC

100.0% - GWL Direct 1 Bulfinch Place LLC

100.0% - Great-West US Direct RE Acquisition LLC

100.0% - GWL Direct 851 SW 34th LLC

100.0% - GWL Direct 12100 Rivera LLC

100.0% - GWL Direct 3209 Lionshead LLC

100.0% - GWL Direct 18701-18901 38th LLC

100.0% - GWL Direct 12900 Airport LLC

100.0% - GWL Direct 25200 Commercentre LLC

100.0% - GWL Direct 351-353 Maple LLC

100.0% - GWL Direct 260 Ace-5725 Amelia LLC

100.0% - GWL Direct 9485 Hwy 42 LLC

100.0% - GWL Direct Moonachie LLC

100.0% - GWL Direct 4785 Fulton LLC

100.0% - GWL Direct 7410 + 7419 Roosevelt LLC

100.0% - GWL Direct 11077 Rush LLC

96.0% - CL ACP Nassau, LLC

100.0% - EW Direct 1Nassau LLC

90.0% - CDN US Direct RE Holdings Ltd. (10% owned by The Canada Life Insurance Company of Canada)

100.0% - GWL Realty Advisors Inc.

100.0% - RAUS GP Holdings Inc.

100.0% - GWL U.S. Property Fund LP LLC

100.0% - GWLRA GP LLC

100.0% - GWL Plus GP LLC

100.0% - GWL Plus II GP LLC

100.0% - GWL GP LLC

100.0% - GWL RES GP LLC

0.01% - CL US Property Feeder I LP (99.99% owned by The Canada Life Assurance Company)

0.01% - CL US Property Feeder II LP (99.99% owned by Great-West Life & Annuity Insurance Company)

100.0% - RA Real Estate Inc.

0.1% - RMA Real Estate LP (99.9% owned by The Canada Life Assurance Company)

100% - RMA Properties Ltd.

100% - RMA Properties (Riverside) Ltd.

100.0% - GWL Realty Advisors Residential Inc.

100.0% - 2278372 Ontario Inc.

100.0% - 100039744 Ontario Inc.

87.5% - 555 Robson Holding Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)

80.0% - 1385456 B.C. Ltd. (20% owned by The Canada Life Insurance Company of Canada)

100.0% - 200 Graham Ltd.

100.0% - 801611 Ontario Limited

100.0% - 1213763 Ontario Inc.

99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)

100.0% - Kings Cross Shopping Centre Ltd.

100.0% - 681348 Alberta Ltd.

50.0% - 3352200 Canada Inc.

100.0% - 1420731 Ontario Limited

60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)

100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.

100.0% - Canada Life Securities Ltd.

100.0% - ClaimSecure Inc.

100.0% - 2020917 Alberta Ltd.

77.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc.)

84.0% - 2148902 Alberta Ltd. (16% owned by The Canada Life Insurance Company of Canada)

70.0% - 2157113 Alberta Ltd. (30% owned by The Canada Life Insurance Company of Canada)

100.0% - The Walmer Road Limited Partnership

100.0% - Laurier House Apartments Limited

100.0% - Marine Promenade Properties Inc.

100.0% - 2024071 Ontario Limited

100.0% - 431687 Ontario Limited

0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)

100.0% - High Park Bayview Inc.

0.001% - High Park Bayview Limited Partnership

100.0% - High Park Bayview Limited Partnership

5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)

100% - Mountain Asset Management LLC

100.0% - CLUS CDN-GP Co.

0.0001% - CLUS CDN-LP (99.9999% owned by The Canada Life Assurance Company)

100.0% - CLUS CDN Mgmt Holdings Ltd.

100.0% - CLUS Mgmt Holdings Inc.

100.0% - GW Property Services, LLC

100.0% - RMA Realty Holdings Corporation Ltd.

100.0% - 1995709 Alberta Ltd.

100.0% - RMA (U.S.) Realty LLC (Delaware)

100.0% - RMA American Realty Corp.

1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))

99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

97.44% - RMA Real Estate LP (2.56% owned by RA Real Estate Inc.)

100.0% - RMA Properties Ltd.

100.0% - S-8025 Holdings Ltd.

100.0% - RMA Properties (Riverside) Ltd.

100.0% - KS Village (Millstream) Inc.

100.0% - Trop Beau Developments Limited

100.0% - RA SPE 599 Holdings Inc.

100.0% - RA SPE 599 Inc.

100.0% - Kelowna Central Park Properties Ltd.

100.0% - Kelowna Central Park Phase II Properties Ltd.

87.5% - Vaudreuil Shopping Centres Limited (12.5% owned by The Canada Life Insurance Company of Canada)

62.0% - 1296 Station Street Properties Ltd. (380% owned by The Canada Life Insurance Company of Canada)

100.0% - Saskatoon West Shopping Centres Limited

87.5% - 2331777 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)

87.5% - 2344701 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)

87.5% - 2356720 Ontario Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)

87.5% - 0977221 B.C. Ltd. (12.5% owned by The Canada Life Insurance Company of Canada)

100.0% - 7419521 Manitoba Ltd.

0.02% - 7420928 Manitoba Limited Partnership (96.426% owned by The Canada Life Assurance Company and 3.57% owned by

The Canada Life Insurance Company of Canada)

100.0% - 7419539 Manitoba Ltd.

100.0% - 1338988 B.C. Ltd.

100.0% - 1542775 Alberta Ltd.

100.0% - 0813212 B.C. Ltd.

100.0% - 1319399 Ontario Inc.

100.0% - 13369901 Canada Inc.

100.0% - 4298098 Canada Inc.

100.0% - 389288 B.C. Ltd.

100.0% - Quadrus Investment Services Ltd.

88.0% - Neighborhood Dental Services Ltd.

100.0% - Quadrus Distribution Services Ltd.

100.0% - Toronto College Park Ltd.

100.0% - 185 Enfield GP Inc.

0.01% - 185 Enfield LP (99.99% owned by The Canada Life Assurance Company)

99.99% - 185 Enfield LP (0.001% owned by 185 Enfield GP Inc.)

100.0% - 320 McRae GP Inc.

0.001% - 320 McRae LP (99.99% owned by The Canada Life Assurance Company)

99.99% - 320 McRae LP (0.001% owned by 320 McRae GP Inc.)

100.0% - 11658735 Canada Inc.

100.0% - Financial Horizons Group Inc.

100.0% - Financial Horizons Incorporated

100.0% - Continuum Financial Centres Inc.

100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.

100.0% - TORCE Investment Management Inc.

100.0% - Canada Life Capital Corporation, Inc.

100% - GLC Reinsurance Corporation

100.0% - Canada Life International Holdings Limited

100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation

100.0% - Canada Life International Services Limited

100.0% - Canada Life International Limited

100.0% - CLI Institutional Limited

100.0% - The Canada Life Group (U.K.) Limited

80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)

100.0% - Canada Life Irish Holding Company Limited

24.625% - Bob TopCo GMbH (9.85% owned by JDC Group AG)

100.0% - Box MidCo 1 GMbh

100.0% - Box Midco 2 GMbh

100.0% - Box Midco 3 GMbh

26.9% - JDC Group AG

9.85% - Bob TopCo GMbH (24.625% owned by Canada Life Irish Holding Company Limited)

75.1% - BB-Wertpapier-Verwaltungsgesellschaft mbH

100.0% - Jung, DMS & Cie.AG

100.0% - Jung, DMS & Cie.Pro GmbH

100.0% - Morgen & Morgen GmbH

100.0% - Jung, DMS & Cie.Pool GmbH

100.0% - JDC Geld,de GmbH

100.0% - JDC plus GmbH

100.0% - JDC B-LAB GmbH

100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)

100.0% - FINUM.Finanzhause AG

100.0% - FINUM.Pension Consulting GmbH

100.0% - FINUM.Private Finance AG

100.0% - FVV – GmbH

100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)

100.0% - FINUM.Private Finance AG

100.0% - Jung, DMS & Cie. GmbH

51.0% - Jupoo finance GmbH

100.0% - CL Abbey Limited

20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)

100.0% - Canada Life Re Ireland dac

100.0% - Canada Life Dublin dac

50.0% - AIBJV Holdings Limited

100.0% - AIBJV dac

100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited

100.0% - Canada Life Europe Management Services Limited

21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)

78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)

100.0% - Irish Life Investment Managers Limited

100.0% - Summit Asset Managers Limited

100.0% - ILIM European Real Estate Fund General Partner SARL

100.0% - Setanta Asset Management Limited

100.0% - Canada Life Pension Managers & Trustees Limited

100.0% - Canada Life Asset Management Limited

100.0% - Canada Life European Real Estate Limited

100.0% - Hotel Operations (Walsall) Limited

100.0% - Hotel Operations (Cardiff) Limited

100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited

100.0% - Canada Life UK Staff Pension Trustee Limited

100.0% - MGM Advantage Holdings Limited

100.0% - Stonehaven UK Limited

100.0% - MGM Advantage Services Limited

100.0% - Canada Life Platform Limited

100.0% - Canada Life SIPP Trustee Limited

100.0% - Canada Life Platform Nominee Limited

100.0% - Canada Life Limited

14.0% - Harbourside Leisure Management Company Limited

28.0% - Springvale Management Company Limited

11.0% - St. Paul’s Place Management Company Limited

26.0% - ETC Hobley Drive Management Company Limited

100.0% - Synergy Sunrise (Wellington Row) Limited

76.0% - Radial Park Management Limited

100.0% - Canada Life (U.K.) Limited

100.0% - Canada Life Fund Managers (U.K.) Limited

100.0% - Canada Life Group Services (U.K.) Limited

100.0% - Canada Life Home Finance Trustee Limited

100.0% - Canada Life Irish Operations Limited

100.0% - Canada Life Ireland Holdings Limited.

100.0% - Irish Life Group Limited

100.0% - Irish Life Ark Life Dublin dac

100.0% - ILHAWK Limited

50.0% - Vigo Health Limited

100.0% - ILGWM Limited

100.0% - Clearview Investments & Pensions Limited

90.0% - Harvest Trustee Limited

90.0% - Harvest Financial Services Limited

100.0% - Irish Life Health dac

100.0% - Irish Life Wellbeing Limited

100.0% - Irish Life Group Services Limited

100.0% - Irish Life Financial Services Ltd.

46.74% - Multiply.AI

49.0% - Affinity First Limited (51.0% interest unknown)

100.0% - Vestone Ltd.

100.0% - Cornmarket Group Financial Services Limited

100.0% - Cornmarket Civil and Public Sector Mastertrust dac

100.0% - Cornmarket Insurance Services Limited

100.0% EIS Financial Services Limited

100.0% - Irish Life Associate Holdings Unlimited Company

100.0% - Irish Life Irish Holdings Unlimited Company

75.0% - 1939 ILIV Consulting Limited

100.0% - ILGAPT Limited

100.0% APT Workplace Pension Ltd.

100.0% APT Wealth Management Ltd.

100.0% APTFS Nominees Ltd.

100.0% - Invesco Limited

100.0% - City Life Limited

100.0% - ILP Pension Trustees DAC

100.0% - Invesco Trustee AC

100.0% - Acumen & Trust Pension Trustees dac

100.0% - ILP Master Trustee dac

100.0% - BCRM Financial Holdings (Ireland) dac

100.0% - Acumen & Trust dac

100.0% - Irish Life Trustee Services Limited

100.0% - Irish Life Assurance plc.

100.0% - Ilona Financial Group, Inc.

100.0% - Stephen Court Limited

100.0% - (2,3&4) Basement Company Limited

66.66% - City Gate Park Administration Limited

50.0% - Dakline Company Ltd.

50.0% - Earlsfort Centre (Atrium) Limited

52.8% - Platform Capital Holdings Limited

100.0% - Conexim Advisors Limited

100.0% - London Life and Casualty Reinsurance Corporation

100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.

100.0% - Canada Life International Reinsurance Corporation

100.0% - Canada Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)

100.0% - Canada Life International Reinsurance (Barbados) Corporation

100.0% - 4073649 Canada, Inc.

100.0% - CL Luxembourg Capital Management S.á.r.l.

45.0% - Wealthsimple Europe S.á.r.l.

100.0% - Wealthsimple UK Ltd.

100.0% - Wealthsimple Germany GmbH

100.0% - Canada Life Finance (U.K.) Limited

100.0% - 8478163 Canada Limited

100.0% - Canada Life Capital Bermuda Limited

100.0% - 9983813 Canada Inc.

100.0% - 9983813 Canada Inc. 100.0% - Canada Life Capital Bermuda III Limited

100.0% - Canada Life Capital Bermuda II Limited

77.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc.)

100.0% - CL 22 Chapel GP Inc.

0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)

99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)

100.0% - CL Eastlake GP Inc.

0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)

99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)

100.0% - CL Lago GP Inc.

0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)

99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)

100.0% - CL 2505 Bruckner GP Inc.

0.001% - CL 2505 Bruckner LP (99.99% owned by The Canada Life Assurance Company)

99.99% - CL 2505 Bruckner LP (0.001% owned by CL 2505 Bruckner Inc.)

100.0% - The Canada Life Insurance Company of Canada

3.57%- 7420928 Manitoba Limited Partnership (96.42% limited partner interest held by The Canada Life Assurance Company;

7419521 Manitoba Ltd. holds 0.02% interest)

100.0% - 6855572 Manitoba Ltd.

100.0% - Advice Canada (CL Holdings) Inc. (formerly 12955954 Canada Inc.)

60.0% -Neil & Associates (2006) Inc.

100.0% - Neil & Associates 2017 Inc.

100.0% - Rubbix Risk & Wealth Management Inc.

51.0% - Capcorp Financial Corporation

94.4% - MAM Holdings Inc. (5.6% owned by The Canada Life Assurance Company)

100.0% - Mountain Asset Management LLC

12.5% - 2331777 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)

12.5% - 2344701 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)

12.5% - Vaudreuil Shopping Centres Limited (87.5% owned by The Canada Life Assurance Company)

38.0% - 1296 Station Street Properties Ltd. (62.0% owned by The Canada Life Assurance Company)

12.5% - 2356720 Ontario Ltd. (87.5% owned by The Canada Life Assurance Company)

12.5% - 0977221 B.C. Ltd. (87.5% owned by The Canada Life Assurance Company)

12.5% - 555 Robson Holding Ltd. (87.5% owned by The Canada Life Assurance Company)

20.0% - 1385456 B.C. Ltd. (80.0% owned by The Canada Life Assurance Company)

58.8% - GWL THL Private Equity I Inc. (41.2% The Canada Life Assurance Company)

100.0% - GWL THL Private Equity II Inc.

16.0% - 2148902 Alberta Ltd. (85% by The Canada Life Assurance Company)

30.0% - 2157113 Alberta Ltd (70% by The Canada Life Assurance Company)

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)

100.0% - T.H. Lee Interests

100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)

100.0% - T.H. Lee Interests

100.0% - CL Capital Management (Canada), Inc.

100.0% - Canada Life Mortgage Services Ltd.

11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)

100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.

100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)

100% - T.H. Lee Interests

100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)

100.0% - T.H. Lee Interests

100.0% - Canada Life Capital Trust

100.0% - Canada Life Investment Management Ltd.

D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada

100.0% - Power Financial Corporation

62.243% - IGM Financial Inc. (direct and indirect 66.114%)

100.0% - Investors Group Inc.

100.0% - Investors Group Financial Services Inc.

100.0% - 11249142 Canada Inc.

100.0% - Investors Group Trust Co. Ltd.

100.0% - I.G. Insurance Services Inc.

100.0% - Investors Syndicate Limited

100.0% - Investors Group Securities Inc.

100.0% - 6460675 Manitoba Ltd.

100.0% - I.G. Investment Management, Ltd.

100.0% - Investors Group Corporate Class Inc.

100.0% - Investors Syndicate Property Corp.

100.0% - 0992480 B.C. Ltd.

100.0% - 1081605 B.C. Ltd.

100.0% - 11263552 Canada Inc.

100.0% - 1000054111 Ontario Inc.

100.0% - Mackenzie Inc.

100.0% - Mackenzie Financial Corporation

100.0% - Mackenzie Investments Europe Limited

100.0% - Mackenzie Investments Asia Limited

100.0% - Mackenzie Together Charitable Foundation

14.28% - Strategic Charitable Giving Foundation

100.0% - MMLP GP Inc.

100.0% - Mackenzie Investments Corporation

13.9% - China Asset Management Co., Ltd.

80.0% - 11249185 Canada Inc.

100.0% - Armstrong LP

49.9% - Northleaf Capital Group Ltd.

100% - Northleaf Capital Partners Ltd.

100% - Northleaf PPP GP Ltd.

100% - Northleaf Secondary Partners III GP Ltd.

100% - Northleaf SH288 GP Ltd.

49% - Northleaf NCO (US) GP Ltd.

100% - Northleaf Capital Partners US GP LLC

49% - NICP IV GP Ltd.

100% - Northleaf Geothermal Holdings (Canada) GP Ltd.

49% - Northleaf Venture Catalyst Fund III GP Ltd.

49% - Northleaf Private Credit III GP Ltd.

49% - NSPC-L Holdings II GP Ltd.

49% - Northleaf Private Equity VII GP Ltd.

100% - Northleaf Crescendo Holdings GP LLC

100% - Northleaf Small Cell GP Ltd.

100% - NCP Terminals GP Ltd.

100% - Northleaf NICP III GP LLC

100% - Northleaf Music Copyright Ventures GP Ltd.

49% - NEIF GP Ltd.

100% Northleaf Strategic Capital GP Ltd.

100%- NCP NWP US GP Ltd.

49% - Northleaf NICP III GP Ltd.

100% - NCP US Terminals GP LLC

49% - NPCO GP Ltd.

49% - Northleaf LPF Private Credit Holdings GP Ltd.

49% - NPC II Holdings GP Ltd.

100% - NCP Canadian Breaks GP LLC

100% - Northleaf Vault Holdings GP Ltd.

100% - NSPC-L GPC Ltd.

100% - NCP CSV Holdings GP Ltd.

100% - Northleaf Capital Advisors Ltd.

100% - Northleaf Trustees Limited

100% - Northleaf NVCF Holdings Ltd.

100% - Northleaf PE GP Ltd.

100% - Northleaf 2013-2014 Holdings Ltd.

49% - Northleaf Growth Fund GP Ltd.

100% - NCP 2015 Canadian Holdings Ltd.

100% - Northleaf Capital Partners (Canada) Ltd.

100% - Northleaf Class C Sub Holdings Ltd.

100% - Northleaf Capital Partners Japan KK

100% - Northleaf Capital Partners (Australia) Pty Ltd.

100% - Northleaf Capital Partners (UK) Limited

49% - Northleaf NICP II GP Ltd.

100% -Northleaf Class C Holdings GP Ltd.

100% - Northleaf Capital Partners (USA) Inc.

100% - Annex Fund GP Ltd.

100% - Northleaf Capital Partners GP Ltd.

100% - SW Holdings GP Ltd.

100% - NICP IV GP LLC

100% - Northleaf NICP III Canadian Class C Holdings Ltd.

100% - Northleaf Millennium Holdings (US) GP Ltd.

100% - Northleaf Millennium Holdings (Canada) GP Ltd.

100% - Northleaf 1608 II Holdings Ltd.

100% - Northleaf NVCF II Holdings Ltd.

100% - Northleaf 2017-2018 PE Holdings Ltd.

100% - Northleaf 1855 Holdings Ltd.

49% - Northleaf Star Holdings GP Ltd.

100% - Northleaf Star GPC Ltd.

49% - Northleaf Private Credit GP Ltd.

100% - NPC GPC Ltd.

100% - Northleaf NPC I Holdings Ltd.

100% - Northleaf Lal Lal Holdings GP Ltd.

100% - Northleaf Lal Lal Holdings (Australia) Pty Ltd.

100% - NPC II GPC Ltd.

100% - NSPC GPC Ltd.

49% - NSPC GP Ltd.

49% - NSPC-L GP Ltd.

49% - NSPC-L Holdings GP Ltd.

49% - NPC I Holdings GP Ltd.

49% - Northleaf Private Credit II GP Ltd.

49% - Northleaf NCO GP Ltd.

100% - Northleaf NICP III Holdings Ltd.

100% - Northleaf CFOF Class C 2019 Ltd.

100% - Northleaf 010 II Holdings Ltd.

100% - NSPC International GP Ltd.

100% - NSPC-L International GP Ltd.

100% - Northleaf NCO Holdings Ltd.

100% - Northleaf NPE VIII Holdings Ltd.

100% - Northleaf NSP III Holdings Ltd.

63.17% - Northleaf Capital Holdings Ltd.

100% - Northleaf PE Holdings GP Ltd.

100% - Northleaf Capital Partners GP II Ltd.

49% - Northleaf NICP II Holdings GP Ltd.

100.0% - MGELS Investments Limited

100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.

100.0% - Mackenzie GP Inc.

95.22% - Investment Planning Counsel Inc.

100.0% - IPC Investment Corporation

100.0% - IPC Estate Services Inc.

100.0% - IPC Securities Corporation

100.0% - Counsel Portfolio Services Inc.

100.0% - Counsel Portfolio Corporation

100.0% - MEMLS Fund Management (Cayman) Ltd.

100.0% - Mackenzie EM Funds Management (Cayman) Ltd.

100.0% - Mackenzie GP Inc.

100.0% - Investment Planning Counsel Inc.

100.0% - IPC Investment Corporation

18.54% - Portag3 Ventures LP

19.82% - Springboard LP

55.23% - Springboard LP

56.50% - WealthSimple Financial Corp. (54.28% equity)

29.33% - Springboard II LP

33.3% - Portag3 Ventures II Affiliates LP

31.97% - Portag3 ventures II LP

5.95% - Portage Ventures III LP

14.60% - Conquest Planning Inc.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada

100.0% - Power Financial Corporation

100.0% - Power Financial Europe SA

50.0% - Parjointco SA

100.0% - Pargesa SA

44.0% Groupe Bruxelles Lambert (29.8% in capital)

2.4% - Groupe Bruxelles Lambert (3.2% in capital)

0.9% - Umicore SA

19.8% - Ontex NV

11.4% - Pernod Ricard SA (6.9% in capital)

96.5% - FINPAR II SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)

0.1% - Ontex NV

90.2% - FINPAR III SA

0.2% - Groupe Bruxelles Lambert (0.1% in capital)

94.4% - FINPAR IV SA

0.1% - Groupe Bruxelles Lambert (0.1% in capital)

0.1% - Imerys

94.9% - FINPAR V SRL

0.2% - Groupe Bruxelles Lambert (0.1% in capital)

0.3% - Marnix Lux SA

95.0% - FINPAR VI SRL

0.2% - Groupe Bruxelles Lambert (0.1% in capital)

0.3% - Marnix Lux SA

98.6% - FINPAR VII SRL

0.7% - Groupe Bruxelles Lambert (0.4% in capital)

4.9% - GfG Topco S.a.r.l.

99.0% - FINPAR VIII SRL

1.0% - Groupe Bruxelles Lambert (0.8% in capital)

4.0% - Sofia Capital S.à r.l.

1.2% - Sagerpar SA

100.0% - Belgian Securities BV

68.1% - Imerys (54.6% in capital)

100.0% - Brussels Securities SA

100.0% - LTI Two SA

0.1% - Groupe Bruxelles Lambert

0.1% - Umicore SA

100.0% - URDAC SA

0.1% - Groupe Bruxelles Lambert

98.8% - Sagerpar SA

3.7% - Groupe Bruxelles Lambert (2.9% in capital)

100.0% - GBL O

100.0% - GBL Advisors Limited

5.4% - FINPAR III SA

100.0% - GBL Development Limited

100.0% - RPCE Consulting SAS

100.0% - GBL Verwaltung SA

100.0% - GBL Investments Limited

100.0% - GBL Energy S.á.r.l.

100.0% - Serena S.á.r.l.

19.1% - SGS

100.0% - Eliott Capital S.á.r.l.

100.0% - Sienna Capital S.á.r.l

100.0% - Sienna Capital Management SA

100.0% - Sienna Capital London Ltd.

100.0% - Sienna Real Estate Solutions S.à.r.l.

89.4% - Sienna Real Estate Partner JV Netherlands BV

100.0% - Sienna Multistrategy Opportunities GP S. à .r.l.

2.0% - Sienna Multistrategy Opportunities Carry SCSp

0.1% - Sienna Multistrategy Opportunities Fund SCSp

50.0% - Avanti Acquisition GP S. à .r.l

66.6% - Sienna Gestion (ex-MHGA)

87.5% - Sienna 2A SAS

100.0% - Sienna AM France (ex-Acofi)

49.0% - NEFTYS

0.1% - SPC Partners SAS

6.2% - Sienna 2A SAS

75.0% - Sienna Private Equity SAS

100.0% - Sienna PE Invest GP S.à.r.l.

100.0% - Sienna Venture Capital SAS

100.0% - Sienna Venture Capital GP S.à.r.l.

100.0% - Sienna Capital Invest GP S.à.r.l.

100.0% - Sienna Capital Invest SCSp

31.1% - Kartesia Credit Opportunities III SCA, SICAV-SIF

16.8% - Kartesia Credit Opportunities IV SCS

0.4% - Sagard II A FPCI

74.7% - Sagard II B FPCI

26.4% - Sagard 3 FPCI

19.2% - Sagard 4A FPCI/Sagard 4B FIPS

21.6% - Sagard NewGen FPCI

32.4% - Sagard Santé Animale FPCI

63.7% - Sagard Testing FPCI

92.6% - Sagard Business Intelligence FPCI

23.2% - PrimeStone Capital Fund ICAV

48.6% - Backed 1 LP

9.6% - Backed 1 Founder LP

58.3% - Backed Encore 1 LP

10.0% - Backed Encore 1 Founder LP

40.0% - Backed 2 LP

10.0% - Backed 2 Founder LP

38.7% - Marcho Partners Feeder Fund ICAV

1.7% - Marcho Partners Long Feeder Fund ICAV

15.4% - Matador Coinvestment SCSp

27.0% - C2 Capital Global Export-to-China Fund, L.P.

10.3% - Globality, Inc.

20.3%- HCM IV, L.P.

28.6% - HCM V, L.P.

15.8% - EP Sienna IM Broken Core Office Fund

49.3% - HCM S3C LP (AKA Commure)

17.0% - Innovius Capital Fund I, L.P.

14.2% - 468 Capital II GmbH & Co. KG

56.3% - HCM S11A, LP (aka Transcarent)

13.8% - Stripes VI (A), L.P.

99.9% - Sienna Rendement Avenir IV

21.0% - Predirec ABL-3 (Part B)

10.0% - EC IV Invest SA

100.0% - Sienna Capital US LLC

14.4% - Pat McGrath Cosmetics LLC

98.0% - Sienna Multistrategy Opportunities Carry SCSp

99.9% - Sienna Multistrategy Opportunities Fund SCSp

100.0% - SM Opportunities Master S.a.r.l.

19.1% - Sienna Euclide S.A.

21.9% - Eight Partners SAS

20.0% - Sienna Landlife S.A.

35.1% - Landlife Holdings S.a.r.l.

100.0% - Sienna Capital Participations S.á.r.l

10.8% - Sagard FCPR

50.0% - Ergon Capital Partners SA

50.0% - Ergon Capital Partners II SA

89.9% - Ergon Capital Partners III SA

34.4% - Ergon Capital Partners IV, SCSp

15.9% - Ergon Opseo Long Term Value Fund SCSp

17.2% - Ergon SVT Long Term Value Fund SCSp

15.1% - Merieux Participations SAS

34.3% - Merieux Participations 2 SAS

34.9% - KKR Sigma Co-Invest II L.P.

3.6% - StreetTeam Software Limited (DBA as Pollen)

80.9% - Sienna Euclide S.A.

80.0% - Sienna Landlife S.A.

100.0% - Sienna Capital Co-Invest Master S.a.r.l

29.2% - StreetTeam Software Limited (DBA as Pollen)

2.4% - GFG Capital S.a.r.l.

50.0% - Avanti Acquisition SCSp

20.0% - Avanti Acquisition Corp.

100.0% - GBL Finance S.á.r.l

100.0% - Miles Capital S.á.r.l

23.1% - Piolin II S.á.r.l

100.0% - Piolin Bidco SAU

100.0% - Oliver Capital S.á.r.l

100.0% - Theo Capital S.á.r.l

100.0% - Owen Capital S.á.r.l

95.1% - GfG Topco S.á.r.l

88.1% - GfG Capital S.á.r.l

53.3% - Go-For-Gold Holding GmbH

100.0% - Canyon Bicycles GmbH

50.0% - GoForGold Verwaltungs GmbH

28.5% - GoForGold Coinvest CmbH & Co KG

4.4% - GoForGold Holding GmbH

100.0% - Arthur Capital S.a.r.l.

15.0% - Umicore SA

100.0% - Jade Capital S.a.r.l.

3.5% - FINPAR II SA

4.4% - FINPAR III SA

5.6% - FINPAR IV SA

5.1% - FINPAR V SA

5.0% - FINPAR VI SA

1.4% - FINPAR VII SA

1.0% - FINPAR VIII SA

100.0% - Vancouver Capital S.á.r.l

16.3% - Stan Holding SAS

99.1% - Voodoo SAS

100.0% - Celeste GP S.à r.l.

0.0% - Celeste ManCo S.C.Sp

100.0% - Celeste Capital S.á.r.l (previously Altitude Holdco S.à r.l)

100.0% - Celeste InvestCo S.A.

17.8% Celeste ManCo S.C. Sp.

0.5% Celeste TopCo S.A.

99.5% - Celeste TopCo S.A.

100.0% - Celeste Midco 1 B.V.

100.0% - Celeste Midco 2 B.V.

100.0% - Celeste Midco 3 B.V.

100.0% - Celeste Bidco B.V.

100.0% - White Mountain S.A.

100.0% - Black Mountain S.à r.l.

100.0% - Affidea Group B.V

96.0% - Sofia Capital S.à r.l.

99.7% - Sofia InvestCo S.A.

100.0% - Sofia GP GmbH

49.5% - Sofia One GmbH & Co. KG

0.6% - Sofia MasterCo S.A.

83.8% - Sofia MasterCo S.A.

100.0% - Sofia TopCo S.à r.l.

100.0% - Sofia HoldCo S.à r.l.

100.0% - Sofia MidCo S.à r.l.

100.0% - Sofia Bidco S.á.r.l.

100.0% - Sanoptis Sarl

100.0% - Sapiens S.á.r.l

61.0% – Marnix Lux SA

100.0% - Marnix French ParentCo SAS

100.0% - Marnix French TopCo SAS

100.0% - Marnix SAS

100.0% - Wowholdco SAS

100.0% - Webhelp SAS

F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada

100.0% - Power Corporation (International) Limited

99.9% - Power Pacific Corporation Limited

0.1% - Power Pacific Equities Limited

99.9% - Power Pacific Equities Limited

100.0% - Power Communications Inc.

0.1% - Power Pacific Corporation Limited

13.9% - China Asset Management Limited

G.	Other PCC Companies

Power Corporation of Canada

100.0% - 152245 Canada Inc.

100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.

100.0% - SVRE Management Inc.

100.0% - 3121011 Canada Inc.

100.0% - Power Communications Inc.

100.0% - Power Corporation International

100.0% - Power Corporation of Canada Inc.

100.0% - 4524781 Canada Inc.

100.0% - Square Victoria Communications Group Inc.

100.0% - Gesca Ltee

100.0% Gestion Gesca Inc.

100.0% - Gesca Numerique Inc.

100.0% - 9214470 Canada Inc.

100.0% - Square Victoria Digital Properties Inc.

50.0% - 1004096 Canada Inc. (“workopolis”) (in liquidation)

100.0% - Power Sustainable Capital Inc.

100.0% - Power Sustainable Manager Inc.

100.0% - Power Sustainable China Corporation Ltd.

100.0% - Power Sustainable Lios Inc.

100.0% - Power Sustainable Lios GP I Inc.

100.0% - Lios Fund I LP

100.0% - PSL Investments Fund I LP

100.0% - Power Sustainable Manager US, Inc.

100.0% - Power Sustainable Infrastructure Credit Manager, LLC

100.0% - Power Sustainable Energy Infrastructure Inc.

100.0% - PSEIP US GP Inc.

100.0% - Power Sustainable Energy Infrastructure US Fund I LP

100.0% - Potentia Renewables US Holdings LLC

100.0% - Potentia US Battery Storage Holdings, LLC

100.0% - IEP Tejas Verde, LLC

100.0% - PR Land Holdings, LLC

100.0% - PR Development LLC

100.0% - Banjo Solar Holdings Corp.

49.0% - Kamaole Solar Holdings, LLC

49.0% - Kamaole Solar, LLC

100.0% - PR Operating LLC

100.0% - Potentia MN Solar Fund 1 Managing Member, LLC

64.0% - Potentia MN Solar Fund I, LLC

100.0% - Minnesota Solar CSG 1, LLC

100.0% - Minnesota Solar CSG 4, LLC

100.0% - Minnesota Solar CSG 8, LLC

100.0% - Minnesota Solar CSG 9, LLC

100.0% - Power Sustainable Energy Infrastructure US Fund II LP

100.0% - Nautilus US Power Holdco, LLC (Delaware)

100.0% - PSEIP US Feeder Fund I LP

100.0% - Power Sustainable Energy Infrastructure Canada I Inc.

100.0% - PSEIP Canada GP Inc.

100.0% - Power Sustainable Energy Infrastructure Canada Fund I LP

100.0% - Potentia Renewables Canada Holdings GP Inc.

100.0% - Potentia Renewables Canada Holdings LP

100.0% - Stirling Wind Project II Ltd.

100.0% - Stirling Wind Project II LP

100.0% - PR WS Sponsor LP

100.0% - Stirling Wind Project II Ltd.

100.0% - Stirling Wind Project II LP

100.0% - PR WS Sponsor LP

100.0% - Stirling Wind Project Ltd.

100.0% - Stirling Wind Project LP

100.0% - Wheatland Wind Project Ltd.

100.0% - Wheatland Wind Project LP

100.0% - 2866075 Ontario Inc.

100.0% - Oxley Wind Farm Inc.

100.0% - Ellershouse 3 GP Inc.

100.0% - Ellershouse 3 Wind Limited Partnership

100.0% - Panuke Lake GP Inc.

100.0% - Panuke Lake Wind GP Inc.

100.0% - Golden South Wind GP Inc

100.0% - Golden South Wind LP

100.0% - PR Canada Land Holdings GP Inc.

100.0% - PR Canada Land Holdings Limited Partnership

75.0% - Paintearth Wind Project Ltd.

75.0% - Paintearth Wind Project LP

100.0% - 5979359 Manitoba Ltd.

100.0% - 5956162 Manitoba Ltd.

100.0% - 5529442 Manitoba Ltd.

100.0% - Sequoia Loch Lomond Solar Energy LP

50.0% - Loch Lomond Wind Energy LP

50.0% - Sequoia Renewable Energy System LP

100.0% - Sequoia Energy US Inc.

100.0% - Potentia Renewables 15 GP Inc.

100.0% - Potentia Renewables 15 Limited Partnership

100% - PRI Wind GP Trust

100.0% - PRI Wind LP

50.0% Affinity Wind GP Inc.

100.0% - PRI Solar GP Trust

100.0% - PRI RT Solar LP

100.0% - PRI Industrial Solar (GP) Inc.

84.90% - PRI Industrial Solar LP

100.0% - Potentia Renewabes 16 GP Inc.

100.0% - Potentia Renewables 16 Limited Partnership

100.0% - PRI Solar Gardens Nominee Inc.

100.0% - PRI Solar Gardens GP Trust

100.0% - PRI Solar Gardens LP

100.0% - Potentia Renewables 17 GP Inc.

100.0% - Potentia Renewables 17 Limited Partnership

100.0% - SunE Newboro 4 LP

100.0% - SunE Welland Ridge LP

50.0% - SunE Sky Erie Ridge LP

75.0% - Truro Heights Wind LP

75.0% - Pockwock Wind LP

100.0% - PR Development GP Inc.

100.0% - PR Development Limited Partnership

100.0% - Potentia Reneawables 18 GP Inc.

100.0% - Potentia Renewables 18 Limited Partnership

100.0% - BrightRoof IP Ltd.

100/0% - BrightRoof GP Inc.

99.0% - BrightRoof II GP Inc.

100.0% - BrightRoof Solar Limited Partnership

49.9% - Metis Nation of Ontario – BrightRoof Solar Limited Partnership

49.0% - JCM Solar G.P.1 Ltd.

49.0% - Maxim Solar Power Corporation

49.9% - Tendors GP 1 Ltd.

40.9% - GSC RP 1 LP

49.9% - GSC RP 5 LP

49.9% - GSC 6 LP

100.0% - Potentia Renewables 19 Inc.

100.000% Potential Renewables 19 Limited Partnership

100.0% - 2886075 Ontario Inc.

100.0% - PSEIP Canada Feeder Fund I LP

100.0% - Power Sustainable Energy Infrastructure US I Inc.

100.0% - PESIP Canada Feeder Fund II LP

100.0% Power Sustainable Energy Infrastructure US II Inc.

100.0% - PSEIP Carry Canada GP Inc.

100.0% - PSEIP Carry Canada LP

100.0% - PSEIP Carry Holding LP

100.0% - PSEIP Carry Holding US LP

100.0% - PSEIP Carry US Inc.

100.0% - PSEIP Carry US GP Inc.

100.0% - PSEIP Carry US LP

100.0% - PSEIP Carry Canada ULC

100.0% - Power Sustainable Investment Management Inc.

100.0% - Power Sustainable China A-Shares Core Strategy GP Inc.

100.0% - Power Sustainable China A-Shares Core Strategy LP

100.0% - Power Pacific Investment Management (Ireland) Limited

100.0% - Power Sustainable China A-Shares Core Strategy (US) GP LLC

100.0% - Power Sustainable China A-Shares Core Strategy (US) Fund LP

100.0% - Power Sustainable (Shanghai) Investment Management Co., Ltd.

100.00% - Power Sustainable Infrastructure UK Credit Manager Ltd.

3.90% - Bellus Health Inc.

25.0% (voting) - 9314-0093 Québec Inc.

100.0% - Power Energy Corporation

100.0% - Potentia Renewables Inc.

100.0% - PR International Holdings Corp.

35.0% - Power Sustainable Energy Infrastructure US Fund I LP

75.0% - Stirling Renewable Energry Limited Partnership

100.0% - Jenner Sponsor LP

100.0% - Jenner 1 Limited Partnership

100.0% - Jenner 2 Limited Partnership

100.0% - Jenner 3 Limited Partnership

100.0% - Potentia Renewables US Holdings Corp. f/k/a Potentia Solar Holdings Corp

100.0% - Musselshell Wind Holdings, LLC

100.0% - Musselshell Wind Project, LLC

100.0% - Musselshell Wind Project Two, LLC

100.0% - Potentia Solar Holdings II Limited Partnership

100.0% Potentia Solar Holdings Limited Partnership

100.0% - Schooltop Solar Limited Partnership

100.0% - TSPS (Portfolio 1) Limited Partnership

100.0% - TSPS (Portfolio 2) Limited Partnership

85.0% - Reliant First Nation Limited Partnership

100.0% - PSI Solar Finance 1 Limited Partnership

100.0% - MOM Solar Limited Partnership

100.0% - MOM Guarantor Limited Partnership

100.0% - MOM V Limited Partnership

100.0% - OSPS (002281 – 150 Abbeyhill) Limited Partnership

100.0% - OSPS (002273 – 3673 McBean) Limited Partnership

100.0% - OSPS (002334 – 159 Lorry Greenberg) Limited Partnership

100.0% - Potentia Solar 5 Limited Partnership

100.0% - Potentia Solar 6 Limited Partnership

100.0% - Potentia Solar 7 Limited Partnership

100.0% - Potentia Solar 9 Limited Partnership

100.0% - Potentia Solar 10 Limited Partnership

100.0% - Potentia Solar 11 Limited Partnership

100.0% - Potentia Solar 12 Limited Partnership

100.0% - Potentia Solar 14 Limited Partnership

100.0% - PSI Construction Agent 2 Limited Partnership

100.0% - PSI Construction Agent 4 Limited Partnership

100.0% - PRI Construction Limited Partnership

100.0% - PRI Consulting Limited Partnership

100.0% - PSI Solar Finance (FIT 4) Limited Partnership

100.0% - PSI Finance 13 Limited Partnership

100.0% - Reliant First Nation GP Inc.

100.0% - Reliant (No. 1) Solar Holdings Inc.

100.0% - Metasolar Consultants Inc.

100.0% - Potentia Energy Limited Partnership

100.0% - Potentia Solar Holdings GP Inc.

100.0% - PRI Construction Agent 2 GP Inc.

100.0% - PRI Construction Agent 4 GP Inc.

100.0% - PRI Consulting GP Inc.

100.0% - PSI Solar Finance (FIT 4) GP Inc.

100.0% - Potentia Solar 9 GP Inc.

100.0% - Potentia Solar 10 GP Inc.

100.0% - Potentia Solar 11 GP Inc.

100.0% - Potentia Solar 12 GP Inc.

100.0% - PSI Finance 13 GP Inc.

100.0% - Potentia Energy GP Inc.

100.0% - PSI Solar Finance 1 GP Inc.

100.0% - 2323953 Ontario Inc.

100.0% - MOM Guarantor GP Inc.

100.0% - MOM Solar GP Inc.

100.0% - PSI Solar Finance 5 GP Inc.

100.0% - Potentia Solar 5 GP Inc.

100.0% - Potentia Solar 6 GP Inc.

100.0% - Potentia Solar 7 GP Inc.

100.0% - MSPC V General Partner Inc.

100.0% - PSI Solar Finance 14 GP Inc.

100.0% - Potentia Solar 14 GP Inc.

100.0% - AS GP Inc.

100.0% - TSPS (Portfolio 1) GP Inc.

100.0% - TSPS (Portfolio 2) GP Inc.

100.0% - PSI Construction Agent 4 GP Inc.

100.0% - Solarize Holdings GP Inc.

100.0% - Solarize Services GP Inc.

100.0% - GS 2013 GP Inc.

100.0% - SE 2011 GP Inc.

100.0% - QS1 2012 GP Inc.

100.0% - QS4 2012 GP Inc.

100.0% - QS15 2012 GP Inc.

100.0% - SE 2012 GP Inc.

100.0% - SE2 2013 GP Inc.

100.0% - SE5 2013 GP Inc.

100.0% - SE9 2013 GP Inc.

100.0% - Solarize Financial 2015 GP Inc.

100.0% - Solexica Energy GP5 Inc.

100.0% - ME3 2012 GP Inc.

100.0% - ME10 2012 GP Inc.

100.0% - ME11 2012 GP Inc.

100.0% - Solarize Holdings LP

100.0% - Solarize Services LP

100.0% - SE 2011 LP

100.0% - GS 2013 LP

100.0% - SE7 2013 GP Inc.

49.98% - QS1 2012 LP

49.985% - QS4 2012 LP

49.985% - QS15 2012 LP

49.99% - SE 2012 LP

49.99% - SE2 2013 LP

49.99% - SE 5 2013 LP

40.0% - SE7 2013 LP

80.0% - SE9 2013 LP

100.0% - Solarize Financial 2015 LP

49.99% - ME3 2012 LP

42.5% - ME10 2012 LP (42.5% Potentia Reneables Inc.)

49.99% - ME11 2012 LP

99.99% - Solexica Energy LP

85.0% - Solexica Solar Brampton GP

100.0% - Potentia Renewable Developments, LLC

100.0% - Potentia NB GP Inc.

100.0% - Potentia NB LP

50.0% - Pokeshaw Windfarm Limited Partnership

100.0% - Power Energy Corporation US

100.0% - Nautilus Solar Energy, LLC

100.0% - Nautilus Solar Solutions, LLC

100.0% - Nautilus Solar Canada Inc.

100.0% - Nautilus Community Solar, LLC

100.0% - Nautilus Seller 2020

100.0% - ISM Solar Cranston

100.0% - Clifton Park Solar 1, LLC

100.0% - Clifton Park Solar 2, LLC

100.0% - Hamlin Solar 1, LLC

100.0% - P52ES Raphel Rd Community Solar, LLC

100.0% - Bulldog Solar One LLC

100.0% - Mason Solar One, LLC

100.0% - Pittman Solar One LLC

100.0% - Hostetter Solar One, LLC

100.0% - Burns Solar One LLC

100.0% - Lowry CSG 2, LLC

100.0% - Paynesville CSG 1, LLC

100.0% - Plato CSG, LLC

35.0% - Power Sustainable Energy Infrastructure US Fund II LP

100.0% - Nautilus US Power Holdco, LLC

100.0% Nautilus Issuer 2022 Holdco, LLC

100.0% Nautilus Issuer 2022, LLC

100.0% Nautilus Sponsor Member 2021 LLC

100.0% Sponsor Membership Interests - Nautilus Owner 2021, LLC

100.0% - Nautilus Owner 2021 (King) LLC

100.0% - Nautilus Sponsor Member, 2020 LLC

40.0% - Nautilus Owner 2020, LLC

100.0% - Nautilus Owner 2020 (Beacon) LLC

100.0% - Ten Oaks Solar LLC

100.0% - Parker Place Solar LLC

100.0% - Livingston Crossing Solar LLC

100.0% - CGA Solar LLC

100.0% - Spirit Presque Isle 1 Solar, LLC

100.0% - Spirit Presque Isle 2 Solar, LLC

100.0% - Peterboro Road Solar, LLC

100.0% - Wolcott Hill Road Solar, LLC

100.0% - Luna Rossa Peru Solar, LLC

100.0% - Luna Rossa Malone Solar, LLC

100.0% - Falcon Sheesley Solar, LLC

100.0% - Comfort Solar, LLC

100.0% - VP Road Solar, LLC

100.0% - VP Rad Solar South, LLC

100.0% - Hazelnut Solar, LLC

100.0% - NPF Solar, LLC

100.0% - NSE Beacon Solar, LLC

100.0% - NSE Camber Solar PS13 LLC

100.0% - NSE Camber Solar PS12, LLC

100.0% - NSE Camber Solar PS11 LLC

100.0% - NSE Camber Solar PS6 LLC

100.0% - NSE Camber Solar PS5 LLC

100.0% - NSE Camber BH CSG2, LLC

100.0% - Mtn Solar 6 LLC

100.0% - Nautilus Castle Solar, LLC

100.0% - NSE CroakerRenewables Inc.

100.0% - Bright Oak Solar LLC

100.0% - River Valley Solar LLC

100.0% - NSE Wixon Solar LLC

100.0% - NSE Mattacheese Solar LLC

100.0% - NSE Barnstable HS Solar LLC

100.0% - NSE Cape Cod Solar IV, LLC

100.0% - NSE Duxbury Solar, LLC

100.0% - NSE Solar #1032, LLC

100.0% - Renew Solar RI Exeter Ten LLC

100.0% - Renew Solar RI Exeter Mail LLC

100.0% - Renew Solar RI Hanton City LLC

100.0% - Renew Solar RI Ashaway LLC

100.0% - Renew Solar RI NEM LLC

100.0% - Kirby Road Solar LLC

100.0% - Islander Solar, LLC

100.0% - Solar Club 35, LLC

100.0% - Red Wing Solar 15 LLC (f/k/a) Solar Club 15, LLC)

100.0% - Red Wing Solar 20 LLC (f/k/a) Solar Club 20, LLC)

100.0% - Solar Club 23 LLC

100.0% - Red Wing Solar 3 LLC (f/k/a) Solar Club 3, LLC)

100.0% - Solar Club 30 LLC

100.0% - Solar Club 2 LLC

100.0% - Vestal PS9 Solar, LLC (f/k/a Pivot Solar 9, LLC)

100.0% - Vestal PS10 Solar, LLC (f/k/a Pivot Solar 10, LLC)

100.0% - Nautilus Sponsor Member 2022, LLC

100.0% - Nautilus Lion Member, LLC

100.0% - Sturgeon Quarry Solar, LLC (f/k/a ISM Solar Quarry, LLC)

100.0% - Nautilus Lion Sponsor Member, LLC

100.0% - Nautilus Owner 2022, LLC [100.0% of Class B Membership Interests]

100.0% - Tiffany Energy LLC

100.0% - NSE AT01, LLC

100.0% - NSE FA01 LLC

100.0% - Washington WS03, LLC

100.0% - Sturgeon Solar Gray, LLC

100.0% - Vestal PS4 Solar, LLC (f/k/a) Pivot Solar 4, LLC)

100.0% - Vestal PS7 Solar, LLC (f/k/a) Pivot Solar 7, LLC)

100.0% - Vestal PS8 Solar, LLC (f/k/a) Pivot Solar 8, LLC)

100.0% - Vestal PS1 Solar, LLC (f/k/a Pivot Solar 1, LLC)

100.0% - Vestal PS3 Solar, LLC (f/k/a Pivot Solar 3, LLC)

100.0% - Mavis Solar North Bridgton LLC (f/k/a BD Solar North Bridgton, LLC)

100.0% - NSE Sackets Solar, LLC

100.0% - P52ES 1755 Henryton Rd Phase 2, LLC

100.0% - Lion One, LLC

100.0% - Maverick One, LLC

100.0% - Indian One, LLC

100.0% - Mustang One, LLC

100.0% - Hanover Pike Solar, LLC

100.0% - Nautilus Helios Solar Torsk, LLC

100.0% - Chesapeake Energy One, LLC

100.0% - Nautilus MI Development, LLC

100.0% - Nautilus NM Development, LLC

100.0% - Nautilus WI Development, LLC

100.0% - Nautilus OH Development, LLC

100.0% - West Deming Solar Project, LLC

100.0% – NS Belle Mead, LLC [100.0% of Class B Membership Interests]

100.0% - NSE KAM MM Holdco, LLC

100.0% Virgo KAM Holdco, LLC (class B units)

100.0% - Lindstrom Solar LLC

100.0% - Saint Cloud Solar LLC

100.0% - Winsted Solar LLC

100.0% - VH Holdco I, LLC

100.0% - VH WB Holdco LLC (class B units)

100.0% - VH West Brookfield LLC

100.0% - VH Lordsburg Holdco, LLC

100.0% - Nautilus Solar Lordsburg, LLC

100.0% – VH Salem Holdco, LLC

100.0% - NS Salem Community College, LLC

100.0% - VH Kilroy Holdco, LLC

100.0% - VH Kilroy Solar, LLC

100.0% - VH BHA Holdco, LLC

100.0% - GES Megafourteen LLC

100.0% - Nautilus Solar Construction Holdco, LLC

100.0% - Bright Hill Solar LLC

100.0% - Bright Field Solar LLC

100.0% - P52ES 1755 Henryton Rd Phase I LLC

100.0% - Brooten CSG 1 LLC

100.0% - Buffalo Lake CSG 1 LLC

100.0% - Sacred Heart CSG 1 LLC

100.0% - Stewart CSG 1 LLC

100.0% - Nautilus Helios Solar Blackpoint, LLC

100.0% - TPE King Solar Holdings1, LLC

100.0% - TPE King Solar Holdings2, LLC

100.0% - Sanford Solar LLC

100.0% - Vestal PS14 Solar, LLC (f/k/a Pivot Solar 14, LLC)

100.0% - Vestal PS15 Solar, LLC (f/k/a Pivot Solar 15, LLC)

100.0% - Meeting House Solar LLC

100.0% - Sturgeon Town House Solar, LLC (f/k/a ISM Solar Town House, LLC)

100.0% - Sabattus SB01, LLC

100.0% - Casco Brewer Solar, LLC (f/k/a) BD Solar Brewer LLC)

100.0% - Bear One, LLC

100.0% - SolarClub 10, LLC

100.0% - Red Wing Solar 28, LLC (f/k/a SolarClub 28 LLC)

100.0% - Nautilus Solar Construction Seller, LLC

100.0% - Mavis Oakland LLC (f/k/a BD Solar Oakland, LLC)

100.0% - Mavis Solar North Bridgton LLC (f/k/a BD Solar North Bridgton, LLC)

100.0% - Wells Solar LLC

100.0% - Fryeburg Solar, LLC

100.0% - Casco Standish Solar, LLC (f/ka BD Solar Standish, LLC)

100.0% - Casco Sidney Solar, LLC (f/k/a BD Solar Sidney, LLC)

100.0% - Nautilus Solar Term Holdco LLC

100.0% - NSE Goat Island MM Holdco, LLC

1.0% Virgo Goat Island Holdco, LLC

100.0% Nautilus Goat Island Solar, LLC

100.0% - Nautilus Hopkins Hill MM Holdco LLC

1.0% Hopkins Hill Solar Lessee LLC

10.0% - Hopkins Hill Solar Lessor Holdco LLC

(90% Nautilus Hopkins Hill MM Holdco LLC)

100.0% - TPE Hopkins Solar Holdings1, LLC

100.0% - Nautilus Mayflower Holdco, LLC

100.0% - FFP Fund II Member1, LLC

100.0% - FFP Fund II Partnership1, LLC (Class B)

100.0% - Hollygrove Solar LLC

100.0% - Howland Solar LLC

100.0% - Pearl Solar LLC

100.0% - Pearl Solar II LLC

100.0% - FFP Schagticoke Project 1

100.0% - FFP Schenectady Project 1 LLC

100.0% - FFP Watertown Project 1 LLC

100.0% - FFP Guilderland Project 1 LLC

100.0% - Aegis Solar LLC

100.0% - FFP Fund II Partnership2, LLC (Class B units)

100.0% - FFP Bethlehem Project 1 LLC

100.0% - FFP BTC2 Project LLC

100.0% - Strauss Solar LLC

100.0% - Dover Solar LLC

100.0% - Ellsworth Solar LLC

100.0% - Ellsworth Solar II LLC

100.0% - Frog Hollow Solar LLC

100.0% - Howell Solar LLC

100.0% - FFP Owings Mills Project 1 LLC

100.0% - FFP Snow Hill Project 1 LLC

100.0% - FFP PGC18 Project LLC

100.0% - FFP Solar Holdings LLC

49.62% - LMPG Inc.

100.0% - Lumenpulse Lighting Corp.

100.0% - Sternberg Lanterns, Inc.

100.0% - Exenia s.r.l.

80.0% - CD/M2 Lightworks Corp

80.0% - Pa-Co Lighting Inc.

100.0% - Lumca Inc.

100.0% - Lumenpulse UK Limited

100.0% - Lumenpulse Alphaled Limited

35.37% - The Lion Electric Company

H.	Other PFC Companies

Power Financial Corporation

100.0% - 4400003 Canada Inc.

100.0% - 3411893 Canada Inc.

100.0% - 3439453 Canada Inc.

100.0% - 11249207 Canada Inc.

100.0% - 9194649 Canada Inc.

100.0% - Springboard 2021 GP Inc.

100.0% - Springboard L.P.

56.50% - Wealthsimple Financial Corp. (54.28% equity)

100.0% - Wealthsimple Inc.

100.0% - Wealthsimple Advisor Services Inc.

100.0% - Wealthsimple Technologies Inc.

100.0% - Wealthsimple US, Ltd.

50.01% - Wealthsimple Europe S.a.r.l (50.01% equity)

100.0% - Wealthsimple UK Ltd.

100.0% - Wealthsimple GmbH

100.0% - SimpleTax Software Inc.

100.0% - Wealthsimple Payments Inc.

100.0% - Wealthsimple Digital Assets. Inc.

100.0% - Wealthsimple Media Inc.

100.0% - OrderUp Technologies Inc.

100.0% - Wealthsimple Labs Inc.

100.0% - Wealthsimple Funds Holdco Inc.

100.0% - Wealthsimple Private Credit Fund 1 GP Inc.

100.0% Wealthsimple Private Credit Fund 1 LP

100.0% - Springboard II LP

4.70% - Koho Financial Inc.

I.	Sagard Holdings & Portag3

Power Corporation of Canada

66.649% - Great-West Lifeco Inc. (65% in voting)

8.47% - Sagard Holdings Management Inc.

100.0% - Sagard Holdings Participation Inc.

100.0% - Sagard Holdings Inc.

86.55% - Sagard Holdings Management Inc. (74.06% equity)

100.0% - Everwest Holdings Inc.

100.0% - EverWest Property Services, LLC

100.0% - EverWest Property Services of Arizona, LLC

100.0% - EverWest Advisors LLC

100.0% - EverWest Advisors AZ, LLC

100.0% - EW Manager, LLC

100.0% - EverWest Real Estate Investors, LLC

100.0% - EW Equity Plan, LLC

100.0% - Sagard Capital Partners Management Corp.

100.0% - Sagard Holdings Manager (US) LLC

100.0% - Sagard Senior Lending Partners Offshore GP LLC

100.0% - Sagard Senior Lending Partners Offshore LP

100.0% - Sagard Senior Lending Partners Holdings II LP

100.0% - Sagard Senior Lending Partners Holdings II-U SPV I LLC

100.0% - Sagard Senior Lending Partners Offshore-U GP LLC

100.0% - Sagard Senior Lending Partners Offshore-U LP

100.0% - Sagard Senior Lending Partners Holdings II-U LP

100.0% - Sagard Senior Lending Partners Holdings LLC

100.0% - Sagard Senior Lending Partners Holdings-U LLC

100.0% - Sagard Senior Lending Partners Offshore Carried Interest LLC

100.0% - Sagard Senior Lending Partners Offshore Carried Interest-U LLC

100.0% - Sagard Senior Lending Partners-U GP Inc.

100.0% - Sagard Senior Lending Partners Holdings I-U LP

100.0% - Sagard Senior Lending Partners Holdings-U GP Inc.

100.0% - Sagard Senior Lending Partners Holdings-U LP

100.0% - Sagard UK Management Ltd.

100.0% - Sagard Holdings Manager GP Inc.

100.0% - Sagard Holdings Manager LP

100.0% - Sagard Holdings Wealth LP

64.2% - Grayhawk Wealth Holdings Inc. (48.1% fully diluted equity)

100.0% - Grayhawk Investment Strategies Inc.

100.0% - Sagard Foundry Participation LP

100.0% - P3 Ventures Participation LP

100.0% - SHRP Participation LP

100.0% - Sagard Partner Pool LP

100.0% - Sagard Europe Participation LP

100.0% - P3 Ventures 2021 Participation LP

100.0% - Sagard Outremont Participant LP

100.0% - Portage Capital Solutions Carried Interest LP

100.0% - Portage Web3 Fund I Carried Interest LP

100.0% - Sagard S.A.S.

100.0% - Sagard Holdings Manager (Canada) Inc.

100.0% - Sagard Credit Partners GP, Inc.

100.0% - Sagard Credit Partners, LP

100.0% - Sagard Credit Fund

100.0% - Sagard Credit Partners II GP, Inc.

100.0% - Sagard Credit Partners II, LP

100.0% - Sagard Credit Partners II Carried Interest, LP

100.0% - Sagard Credit Partners (Cayman) GP, Inc.

100.0% - Sagard Credit Partners (Cayman), LP

100.0% - Sagard Credit Fund (Cayman)

100.0% - Sagard Credit Partners (Lone Star), LP

100.0% - Sagard Credit Partners II (Cayman) GP, LLC

100.0% - Sagard Credit Partners II (Cayman), LP

100.0% - Sagard Credit Partners II (US Investments), LP

100.0% - Sagard Healthcare Royalty Partners GP LLC

100.0% - Sagard Healthcare Royalty Partners, LP

100.0% - Sagard Healthcare Royalty Fund

100.0% - Sagard Healthcare Partners Co-Invest Sub Fund

100.0% - Sagard Healthcare Partners Main Sub Fund

100.0% - Sagard Healthcare Partners (Delaware) LP

100.0% - Portag3 Ventures GP Inc.

100.0% - Portag3 Ventures Participation ULC

100.0% - Portag3 Ventures Participation Inc.

100.0% - Portag3 Ventures Participation US LP

100.0% - Portag3 Ventures II Affiliates GP Inc.

100.0% - Portag3 Ventures II Affiliates LP

100.0% - Portag3 Ventures LP

100.0% - Portag3 International Investments Inc.

1.09% - Albert Corporation

0.55% - Clark (FL Fintech E GmbH)

12.25% - Borrowell Inc.

35.17% - Diagram Ventures Limited Partnership

0.98% - Nesto Inc.

100.0% - Portag3 Ventures II GP Inc.

100.0% - Portage3 Ventures II LP

100.0% - Portag3 Ventures II Investments LP

100.0% - Portag3 Ventures II International Investments Inc.

12.41% - Albert Corporation

17.64% - Koho Financial Inc.

10.32% - Clark (FL Fintech E GmbH)

12.55% - Socotra Inc.

16.99% - Fondeadora Inc.

15.19% - AlpacaDB, Inc.

21.40% - Pledg SAS

17.02% - Rose Technology Incorporated

15.80% - AtomicFI, Inc.

18.65% - Choosing Therapy Inc.

32.88% - Diagram Ventures Limited Partnership

63.63% - Diagram Ventures II Limited Partnership

16.31% - Conquest Planning Inc.

9.12% - integrate AI Inc.

17.40% - Boosted.ai

14.04% - Hellas Direct

2.19% - Tallied Technologies Inc. (Founders Shares)

2.23% - 12835304 Canada Inc. (Conduit) (Founders Shares)

100.0% - Portag3 Ventures II International LP

100.0% - Portag3 Ventures II International (FI) LP

100.0% - Portag3 Ventures II Carried Interest LP

100.0% - Portag3 Ventures II Carried Interest US LP

100.0% - Portag3 Ventures Fund II

100.0% - Portage Ventures III GP Inc.

100.0% - Portage Ventures III Carried Interest LP

100.0% - Portage Ventures Fund III

100.0% - Portage Ventures III International LP

100.0% - Portage Ventures III Investments LP

16.78% - 12835304 Canada Inc. (Conduit)

10.90% - Covey IO Corp.

11.33% - Croissant Pay, Inc.

11.99% - GuarantR, Inc.

11.88% - KikOff Inc.

13.43% - Kontempo Holdings Limited

13.24% - Nesto Inc.

12.77% - HeyMirza Ltd.

13.59% - Listo S.A.S.

10.74% - Loanstreet Inc.

19.20% - Wealthier Pty Ltd.

11.11% - Modular Technologies OÜ

16.49% - Tallied Technologies Inc.

11.14% - Angle Health, Inc.

23.68% - Notch Ordering Inc.

10.52% - QUIN Technologies GmbH

100.0% - Portage Ventures III Access Fund LP

100.0% - PFTA I GP Inc.

100.0% - PFTA I LP

100.0% - Sagard PFTA Agregator LP

50.0% - Diagram Ventures GP Inc.

100.0% - Diagram Ventures, LP

50.0% - Diagram Ventures II GP Inc.

100.0% - Diagram Ventures II LP

50.0% - Diagram Ventures III GP Inc.

100.0% - Diagram Ventures III LP

50.0% - Diagram Opportunity GP Inc.

100.0% - Diagram Opportunity Fund Carried Interest LP

100.0% - Diagram Opportunity Fund I LP

100.0% - Springboard III GP Inc.

100.0% - Springboard III LP

100.0% - Sagard Credit Partners Carried Interest GP Inc.

100.0% - Sagard Credit Partners Carried Interest LP

100.0% - Sagard Capital Partners GP, Inc.

100.0% - Sagard Capital Partners, L.P.

96.0% - 1069759 B.C. Unlimited Liability Company

91.6% - Integrated Fertility Holding, LLC

100.0% - Spadina GP Inc.

100.0% - Spadina Participation LP

100.0% - Spadina LP

3.77% - Wealthsimple Financial Corp. (3.41% equity)

100.0% - Sagard PE Canada GP Inc.

100.0% - Sagard Private Equity Canada LP

100.0% SPEC CL GP Inc.

100.0% SPEC CL Co-Invest LP

59.0% - SPEC Walter GP Inc.

100.0% - SPEC Walter LP

44.47% - Groupe Lou-Tec Inc.

100.0% 0 Acces Location D’Equipements Inc.

36.7% - Sagard USRE Inc.

50.0% - Outremont Technologies Inc. (41.75% economic shares)

100.0% - Outremont Technologies Manager Ltd.

100.0% - Outremont Technologies Special L.P.

100.0% - Outremont Technologies GP Ltd.

100.0% - Sagard USPF Inc

100.0% - Sagard Senior Lending Partners GP Inc.

100.0% - Sagard Senior Lending Partners LP

100.0% - Sagard Senior Lending Partners Holdings GP Inc.

100.0% - Sagard Senior Lending Partners Holdings LP

100.0% - Sagard Senior Lending Partners Holdings I LP

100.0% - Sagard Senior Lending Partners Carried Interest GP Inc.

100.0% - Sagard Senior Lending Partners Carried Interest LP

100.0% - Sagard Senior Lending Partners Carried Interest-U LP

100.0% - Sagard Senior Lending Partners Offshore Carried Interest GP Inc.

100.0% - Sagard Senior Lending Partners Offshore Carried Interest LP

100.0% - Sagard Senior Lending Partners Offshore Carried Interest-U LP

100.0% - Sagard Senior Lending Partners Offshore-U GP Inc.

100.0% - Sagard Senior Lending Partners RN Offshort-U LP

100.0% - Sagard Senior Lending Partners Offshore GP Inc.

100.0% - Portage Capital Solutions GP Inc.

100.0% - Portage Capital Solutions Fund I LP

100.0% - Portage Capital Solutions Canada Fund I LP

100.0% - Portage Web3 I GP Inc.

100.0% - Portage Web3 Feeder Fund I LP

100.0% - Portage Web3 Master Fund I LP

100.0% - Portage Web3 Blocker Inc.

63.3% - Sagard USRE Inc.

4.0% - 1069759 B.C. Unlimited Liability Company

50.0% - Peak Achievement Athletics Inc. (42.58% equity)

100.0% - 10094439 Canada Inc.

100.0% - 10094455 Canada Inc.

100.0% - Limited Partnership Interests in Peak Management Participation LP

100.0% - 1167410 B.C. Unlimited Liability Company

100.0% - General Partnership Interests in Peak Management Participation LP

100.0% - Limited Partnership Interests in Peak Holdings LP

100.0% - 1167387 B.C. Unlimited Liability Company

100.0% - General Partnership Interests in Peak Holdings LP

100.0% - Bauer Hockey Ltd.

100.0% - Bauer Hockey AB

100.0% - Bauer Hockey GmbH

100.0% - Bauer Hockey (Beijing) Trading Limited

100.0% - ProSharp AB (Sweden)

100.0% - ProSharp Inc. (NB, CA)

100.0% - ProSharp Inc. (DE, US)

100.0% - BCE Acquisitions US, Inc.

100.0% - Bauer Innovations US, LLC

100.0% - Bauer Hockey LLC

100.0% - Cascade Maverik Lacrosse, LLC

100.0% - Bauer Hockey Retail, LLC

28.1% - Rawlings Sporting Goods Company Inc.

100.00% - Mowat GP Inc.

100.0% - Mowat Participation LP

100.0% - Mowat LP

4.48% - Koho Financial Inc.

ITEM 30. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Connecticut, being the state of organization of Empower, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Connecticut law permitting indemnification can be found in Sections 33-770 to 33-779 of the Connecticut General Statutes Annotated. The text of Empower’s By-law, Article IX, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit f(2).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)	Prudential Investment Management Services LLC (“PIMS”)

PIMS is distributor and principal underwriter for the PGIM family of funds.

PIMS is also distributor of the following other investment companies: Prudential’s Gibraltar Fund, Inc.; The Prudential Variable Contract GI-2; and PRIAC Variable Contract Account A.

(b)	Information concerning the officers and directors of PIMS is set forth below.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER

Adam Scaramella	President

Karen Leibowitz	Senior Vice President and Chief Administrative Officer

John N. Christolini 280 Trumbull Street Hartford, CT 06103	Senior Vice President and Chief Compliance Officer

H. Soo Lee	Senior Vice President, Secretary and Chief Legal Officer

Robert P. Smit 751 Broad Street Newark, NJ 07102	Senior Vice President, Chief Financial Officer, Controller and Assistant Treasurer

Peter J. Puzio 280 Trumbull Street Hartford, CT 06103	Senior Vice President

Hansjerg P. Schlenker 655 Broad Street Newark, NJ 07102	Senior Vice President and Chief Operations Officer

Kevin Chaillet 655 Broad Street Newark, NJ 07102	Treasurer

Lenore J. Paoli 280 Trumbull Street Hartford, CT 06103	Senior Vice President and Chief Risk Officer

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH UNDERWRITER

Andre T. Carrier 655 Broad Street Newark, NJ 07102	Senior Vice President

Kelly Florio 751 Broad Street Newark, NJ 07102	Vice President and Anti-Money Laundering Officer

Thomas W. Doughty	Vice President and Cybersecurity Officer

*	The address of each person named is 213 Washington Street, Newark, NJ 07102, unless otherwise noted above.

(c)

Commissions received by PIMS during the last fiscal year with respect to the Empower Retirement Security Annuity IV issued through the registrant separate account. No commissions were received by PIMS during the last fiscal year with respect to the Empower Retirement Security Annuity III, the Empower Retirement Security Annuity VII or the Empower Retirement Security Annuity IX.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

Prudential Investment Management Services LLC	$ 9,782	$ -0-	$ -0-	$ -0-

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Empower at the following addresses:

Empower Annuity Insurance Company

280 Trumbull Street

Hartford, CT 06103

The Prudential Insurance Company of America and PGIM, Inc.

655 Broad Street

Newark, NJ 07102

The Prudential Insurance Company of America and PGIM, Inc.

751 Broad Street

Newark, NJ 07102

The Prudential Insurance Company of America and PGIM, Inc.

Gateway Buildings Two, Three and Four

100 Mulberry Street

Newark, NJ 07102

The Prudential Insurance Company of America

213 Washington Street

Newark, NJ 07102

The Prudential Insurance Company of America

c/o PGIM Investments

30 Scranton Office Park

Scranton, PA 18507

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

ITEM 33. MANAGEMENT SERVICES

Summary of the substantive provisions of any management-related services contract not discussed in Part A or Part B of the Registration Statement - Not Applicable.

ITEM 34. FEE REPRESENTATION

Empower Annuity Insurance Company hereby represents that the fees and charges deducted under the Contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Empower Annuity Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on this 13th day of October, 2023.

PRIAC VARIABLE CONTRACT ACCOUNT A
(Registrant)

By:	/s/ Douglas S. McIntosh
Douglas S. McIntosh
Vice President, Product Development, Empower Annuity Insurance Company

EMPOWER ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Douglas S. McIntosh
Douglas S. McIntosh
Vice President, Product Development, Empower Annuity Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature and Title

*
Jonathan Kreider Director

*
Mary Maiers Director

Signature and Title

*
Tina Wilson
Director

*
Harry A. Dalessio
Director

*
Kara Roe
Chief Financial Officer and Controller

*
Christine Moritz
President and Chief Executive Officer

*
Rich Linton
Director

*By:	/s/ Michele Drummey
Michele Drummey
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Description

(k)	Consent and Opinion of Michele Drummey, Assistant General Counsel, as to the legality of the securities being registered.

(p)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing.